UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2025

Date of reporting period: 09/30/2024

Item 1 – Reports to Stockholders
(a)     The Reports to Shareholders are attached herewith.
iShares U.S. Aerospace & Defense ETF

ITA |Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
13.88%	42.61%	7.06%	11.98%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Aerospace & Defense Index™...
14.11	43.17	7.48	12.45

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$6,174,066,005
Number of Portfolio Holdings...
38
Portfolio Turnover Rate...
27%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.8%
Leisure Products...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
19.3%
RTX Corp...
15.2
Lockheed Martin Corp...
10.9
Axon Enterprise, Inc...
4.7
TransDigm Group, Inc...
4.6
Howmet Aerospace, Inc...
4.5
L3Harris Technologies, Inc...
4.5
Northrop Grumman Corp...
4.4
General Dynamics Corp...
4.3
Boeing Co. (The)...
4.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Aerospace & Defense ETF

Semi-Annual Shareholder Report — September 30, 2024

ITA-09/24-SAR

iShares U.S. Broker-Dealers & Securities Exchanges ETF

IAI |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
11.49%	42.84%	16.93%	14.50%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Investment Services Index™...
11.73	43.38	17.33	14.93

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$1,355,579,658
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
8%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Financial Exchanges & Data...
51.4%
Investment Banking & Brokerage...
48.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
S&P Global, Inc...
14.7%
Goldman Sachs Group, Inc. (The)...
13.9
Morgan Stanley...
11.5
Coinbase Global, Inc., Class A...
4.9
Charles Schwab Corp. (The)...
4.5
MSCI, Inc., Class A...
4.5
CME Group, Inc., Class A...
4.3
Intercontinental Exchange, Inc...
4.3
Moody's Corp...
4.3
Nasdaq, Inc...
4.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Semi-Annual Shareholder Report — September 30, 2024

IAI-09/24-SAR

iShares U.S. Healthcare Providers ETF

IHF |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
4.93%	16.86%	12.85%	11.30%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Health Care Providers Index™...
5.12	17.30	13.26	11.73

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$779,300,698
Number of Portfolio Holdings...
70
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Managed Health Care...
49.7%
Health Care Services...
28.4
Health Care Facilities...
15.1
Health Care Technology...
6.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
22.3%
Elevance Health, Inc...
13.6
Cigna Group (The)...
8.0
CVS Health Corp...
5.0
HCA Healthcare, Inc...
4.7
Centene Corp...
4.6
Humana, Inc...
4.3
Veeva Systems, Inc., Class A...
4.2
Molina Healthcare, Inc...
3.2
Labcorp Holdings, Inc...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare Providers ETF

Semi-Annual Shareholder Report — September 30, 2024

IHF-09/24-SAR

iShares U.S. Home Construction ETF

ITB |Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
9.94%	62.74%	24.79%	19.53%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Home Construction Index™...
10.18	63.47	25.31	20.04

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$3,629,808,529
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
6%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
64.5%
Building Products...
16.7
Home Improvement Retail...
10.9
Specialty Chemicals...
4.3
Home Furnishings...
1.5
Construction Materials...
1.3
Trading Companies & Distributors...
0.7
Homefurnishing Retail...
0.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
14.7%
Lennar Corp., Class A...
11.9
NVR, Inc...
7.9
PulteGroup, Inc...
7.8
Lowe's Companies, Inc...
4.6
Home Depot, Inc. (The)...
4.6
Sherwin-Williams Co. (The)...
4.3
Toll Brothers, Inc...
4.2
TopBuild Corp...
3.2
Builders FirstSource, Inc...
3.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Home Construction ETF

Semi-Annual Shareholder Report — September 30, 2024

ITB-09/24-SAR

iShares U.S. Infrastructure ETF

IFRA |Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$16	0.30%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
9.43%	30.98%	13.47%	12.36%
MSCI USA Index...
10.21	36.22	15.94	14.83
NYSE FactSet U.S. Infrastructure Index™...
9.61	31.13	13.76	12.70

The Fund has added the MSCI USA Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$2,767,786,251
Number of Portfolio Holdings...
166
Portfolio Turnover Rate...
11%

The inception date of the Fund was April 3, 2018.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
18.6%
Construction & Engineering...
13.2
Multi-Utilities...
10.7
Steel...
7.1
Oil & Gas Storage & Transportation...
6.9
Building Products...
6.3
Water Utilities...
5.5
Gas Utilities...
4.1
Commodity Chemicals...
3.8
Construction Materials...
3.6
OtherFootnote Reference(b)...
20.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Vistra Corp...
1.1%
Constellation Energy Corp...
1.0
NRG Energy, Inc...
0.8
Public Service Enterprise Group, Inc...
0.8
ONE Gas, Inc...
0.7
Compass Minerals International, Inc...
0.7
Entergy Corp...
0.7
CenterPoint Energy, Inc...
0.7
TXNM Energy, Inc...
0.7
Exelon Corp...
0.7

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Infrastructure ETF

Semi-Annual Shareholder Report — September 30, 2024

IFRA-09/24-SAR

iShares U.S. Insurance ETF

IAK |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
10.74%	42.82%	14.60%	12.74%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Insurance Index™...
11.00	43.36	15.06	13.19

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$761,862,668
Number of Portfolio Holdings...
55
Portfolio Turnover Rate...
7%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
71.9%
Life & Health Insurance...
23.5
Multi-line Insurance...
4.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Progressive Corp. (The)...
16.5%
Chubb Ltd...
12.1
Aflac, Inc...
6.3
Travelers Companies, Inc. (The)...
5.9
MetLife, Inc...
4.8
Prudential Financial, Inc...
4.6
Allstate Corp. (The)...
4.5
Arch Capital Group Ltd...
4.4
American International Group, Inc...
4.4
Hartford Financial Services Group, Inc. (The)...
4.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Insurance ETF

Semi-Annual Shareholder Report — September 30, 2024

IAK-09/24-SAR

iShares U.S. Manufacturing ETF

MADE |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of July 17, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Manufacturing ETF	$8Footnote Reference(a)	0.40%Footnote Reference(b)

⁽ᵃ⁾ The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

⁽ᵇ⁾ Annualized.

Key Fund statistics

Net Assets...
$5,985,211
Number of Portfolio Holdings...
100
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Electrical Components & Equipment...
16.6%
Industrial Machinery & Supplies & Components...
15.7
Aerospace & Defense...
13.9
Construction Machinery & Heavy Transportation Equipment...
9.7
Building Products...
9.3
Automobile Manufacturers...
8.8
Electronic Components...
6.1
Agricultural & Farm Machinery...
4.8
Industrial Conglomerates...
3.8
Electronic Equipment & Instruments...
3.4
OtherFootnote Reference(b)...
7.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Eaton Corp. PLC...
4.2%
Deere & Co...
4.1
Amphenol Corp., Class A...
4.0
PACCAR, Inc...
4.0
Honeywell International, Inc...
3.8
General Motors Co...
3.8
Cummins, Inc...
3.8
Ford Motor Co...
3.5
AMETEK, Inc...
3.4
Trane Technologies PLC...
3.2

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the iShares Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Manufacturing ETF

Semi-Annual Shareholder Report — September 30, 2024

MADE-09/24-SAR

iShares U.S. Medical Devices ETF

IHI |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$19	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
1.36%	22.73%	7.96%	14.15%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Medical Equipment Index™...
1.54	23.18	8.36	14.62

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$4,974,875,851
Number of Portfolio Holdings...
52
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Equipment...
100.0%

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Abbott Laboratories...
16.6%
Intuitive Surgical, Inc...
14.6
Stryker Corp...
10.4
GE HealthCare Technologies, Inc...
5.1
Becton Dickinson & Co...
4.6
IDEXX Laboratories, Inc...
4.6
Boston Scientific Corp...
4.5
Medtronic PLC...
4.5
Edwards Lifesciences Corp...
4.3
ResMed, Inc...
4.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Medical Devices ETF

Semi-Annual Shareholder Report — September 30, 2024

IHI-09/24-SAR

iShares U.S. Oil & Gas Exploration & Production ETF

IEO |Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$18	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
(13.40)%	(3.44)%	16.16%	2.89%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Oil Exploration & Production Index™...
(13.24)	(3.08)	16.62	3.29

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$598,848,767
Number of Portfolio Holdings...
50
Portfolio Turnover Rate...
12%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
77.5%
Oil & Gas Refining & Marketing...
22.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
18.8%
EOG Resources, Inc...
10.8
Marathon Petroleum Corp...
8.4
Phillips 66...
6.6
Diamondback Energy, Inc...
4.6
Hess Corp...
4.6
Valero Energy Corp...
4.4
Devon Energy Corp...
4.2
EQT Corp...
3.9
Coterra Energy, Inc...
3.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil & Gas Exploration & Production ETF

Semi-Annual Shareholder Report — September 30, 2024

IEO-09/24-SAR

iShares U.S. Oil Equipment & Services ETF

IEZ |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$18	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
(14.23)%	(15.09)%	4.33%	(9.66)%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Oil Equipment & Services Index™...
(14.09)	(14.79)	4.77	(9.39)

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$135,732,242
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
16%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
85.8%
Oil & Gas Drilling...
14.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Schlumberger N.V...
22.5%
Baker Hughes Co., Class A...
20.4
TechnipFMC PLC...
4.7
ChampionX Corp...
4.5
Halliburton Co...
4.4
NOV, Inc...
4.3
Weatherford International PLC...
4.0
Noble Corp. PLC, Class A...
3.8
Cactus, Inc., Class A...
3.1
Valaris, Ltd...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil Equipment & Services ETF

Semi-Annual Shareholder Report — September 30, 2024

IEZ-09/24-SAR

iShares U.S. Pharmaceuticals ETF

IHE |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
4.94%	21.59%	10.45%	5.76%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Pharmaceuticals Index™...
5.10	21.90	10.78	6.07

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$660,090,337
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
7%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
22.1%
Eli Lilly & Co...
21.6
Bristol-Myers Squibb Co...
4.8
Zoetis, Inc., Class A...
4.6
Viatris, Inc...
4.6
Merck & Co., Inc...
4.5
Pfizer, Inc...
4.4
Royalty Pharma PLC, Class A...
4.3
Catalent, Inc...
4.3
Elanco Animal Health, Inc...
2.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Pharmaceuticals ETF

Semi-Annual Shareholder Report — September 30, 2024

IHE-09/24-SAR

iShares U.S. Real Estate ETF

IYR |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
14.89%	33.81%	4.56%	7.36%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Real Estate Capped Index™...
15.11	34.26	4.90	7.77

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$4,734,396,100
Number of Portfolio Holdings...
68
Portfolio Turnover Rate...
6%

The performance of the Dow Jones U.S. Real Estate Capped IndexTM in this report reflects the performance of the Dow Jones U.S. Real Estate IndexTM through January 24, 2021 and, beginning on January 25, 2021, the performance of the Dow Jones U.S. Real Estate Capped IndexTM .

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Telecom Tower REITs...
13.3%
Retail REITs...
12.1
Industrial REITs...
11.6
Health Care REITs...
10.4
Data Center REITs...
9.6
Multi-Family Residential REITs...
8.7
Self-Storage REITs...
7.7
Other Specialized REITs...
6.9
Real Estate Services...
6.8
Single-Family Residential REITs...
4.4
OtherFootnote Reference(b)...
8.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Prologis, Inc...
8.3%
American Tower Corp...
7.7
Equinix, Inc...
6.0
Welltower, Inc...
4.5
Public Storage...
4.1
Realty Income Corp...
4.0
Simon Property Group, Inc...
3.7
Crown Castle, Inc...
3.7
Digital Realty Trust, Inc...
3.6
Extra Space Storage, Inc...
2.7

⁽ᵃ⁾ Excludes money market funds.

⁽ᵇ⁾ Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Real Estate ETF

Semi-Annual Shareholder Report — September 30, 2024

IYR-09/24-SAR

iShares U.S. Regional Banks ETF

IAT |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$20	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
11.62%	46.94%	3.71%	6.42%
S&P Total Market Index...
9.60	35.24	15.15	12.75
Dow Jones U.S. Select Regional Banks Index™...
11.85	47.56	4.11	6.86

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$606,176,391
Number of Portfolio Holdings...
36
Portfolio Turnover Rate...
4%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
57.4%
Diversified Banks...
42.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
14.4%
U.S. Bancorp...
14.0
Truist Financial Corp...
11.2
Fifth Third Bancorp...
5.0
M&T Bank Corp...
4.6
First Citizens BancShares, Inc., Class A...
4.4
Huntington Bancshares, Inc...
4.4
Regions Financial Corp...
4.4
Citizens Financial Group, Inc...
3.8
KeyCorp...
3.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Regional Banks ETF

Semi-Annual Shareholder Report — September 30, 2024

IAT-09/24-SAR

iShares U.S. Telecommunications ETF

IYZ |Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$21	0.38%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
16.26%	21.48%	(0.38)%	0.77%
Russell 3000® Index...
9.65	35.19	15.26	12.83
Russell 1000 Telecommunications RIC 22.5/45 Capped Index...
16.49	21.83	(0.07)	0.98

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$255,230,051
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
21%

The performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index in this report reflects the performance of the Dow Jones U.S. Select Telecommunications Index through September 19, 2021 and, beginning on September 20, 2021, the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Industry allocation

Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
40.9%
Integrated Telecommunication Services...
30.7
Cable & Satellite...
12.7
Alternative Carriers...
7.8
Wireless Telecommunication Services...
4.1
Movies & Entertainment...
3.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
16.8%
Verizon Communications, Inc...
14.8
AT&T, Inc...
12.5
Comcast Corp., Class A...
4.5
Arista Networks, Inc...
4.4
Lumentum Holdings, Inc...
4.1
T-Mobile U.S., Inc...
4.1
Ciena Corp...
4.1
Liberty Broadband Corp., Class C, NVS...
4.0
Motorola Solutions, Inc...
4.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Telecommunications ETF

Semi-Annual Shareholder Report — September 30, 2024

IYZ-09/24-SAR

iShares Russell 1000 ETF

IWB |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
9.79%	35.52%	15.49%	12.96%
Russell 3000® Index...
9.65	35.19	15.26	12.83
Russell 1000® Index...
9.87	35.68	15.64	13.10

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$37,852,547,771
Number of Portfolio Holdings...
1,015
Portfolio Turnover Rate...
2%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.8%
Financials...
13.4
Health Care...
11.5
Consumer Discretionary...
10.4
Industrials...
9.4
Communication Services...
8.7
Consumer Staples...
5.7
Energy...
3.4
Real Estate...
2.7
Materials...
2.6
Utilities...
2.4

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.4%
Microsoft Corp...
6.1
NVIDIA Corp...
5.4
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.4
Alphabet, Inc., Class A...
1.8
Berkshire Hathaway, Inc., Class B...
1.6
Alphabet, Inc., Class C, NVS...
1.6
Broadcom, Inc...
1.5
Tesla, Inc...
1.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 ETF

Semi-Annual Shareholder Report — September 30, 2024

IWB-09/24-SAR

iShares Russell 1000 Growth ETF

IWF |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$10	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
11.69%	42.00%	19.53%	16.32%
Russell 3000® Index...
9.65	35.19	15.26	12.83
Russell 1000® Growth Index...
11.79	42.19	19.74	16.52

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$99,185,151,292
Number of Portfolio Holdings...
397
Portfolio Turnover Rate...
11%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
48.8%
Consumer Discretionary...
14.2
Communication Services...
12.8
Health Care...
7.8
Financials...
6.3
Industrials...
4.6
Consumer Staples...
3.6
Materials...
0.7
Real Estate...
0.6
Energy...
0.4
Utilities...
0.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.3%
Microsoft Corp...
11.6
NVIDIA Corp...
10.3
Amazon.com, Inc...
6.3
Meta Platforms, Inc., Class A...
4.6
Alphabet, Inc., Class A...
3.5
Alphabet, Inc., Class C, NVS...
3.0
Broadcom, Inc...
2.8
Tesla, Inc...
2.6
Eli Lilly & Co...
2.6

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Growth ETF

Semi-Annual Shareholder Report — September 30, 2024

IWF-09/24-SAR

iShares Russell 1000 Value ETF

IWD |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
6.96%	27.54%	10.51%	9.05%
Russell 3000® Index...
9.65	35.19	15.26	12.83
Russell 1000® Value Index...
7.06	27.76	10.69	9.23

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$60,449,811,073
Number of Portfolio Holdings...
876
Portfolio Turnover Rate...
14%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
21.2%
Health Care...
15.5
Industrials...
14.7
Information Technology...
9.1
Consumer Staples...
8.0
Energy...
6.7
Consumer Discretionary...
6.3
Real Estate...
4.9
Utilities...
4.8
Materials...
4.6
Communication Services...
4.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
3.3%
JPMorgan Chase & Co...
2.4
Exxon Mobil Corp...
2.1
UnitedHealth Group, Inc...
2.0
Johnson & Johnson...
1.5
Walmart, Inc...
1.4
Procter & Gamble Co. (The)...
1.3
Bank of America Corp...
1.1
Chevron Corp...
1.0
Thermo Fisher Scientific, Inc...
0.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Value ETF

Semi-Annual Shareholder Report — September 30, 2024

IWD-09/24-SAR

iShares Focused Value Factor ETF

FOVL |NYSE Arca

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares Focused Value Factor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Focused Value Factor ETF	$13	0.25%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
9.15%	38.43%	10.07%	9.15%
Russell 3000® Index...
9.65	35.19	15.26	14.78
Focused Value Select Index...
9.33	38.90	10.37	9.48

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$23,857,843
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
3%

The inception date of the Fund was March 19, 2019.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
51.9%
Materials...
11.0
Consumer Discretionary...
8.4
Communication Services...
7.5
Industrials...
6.7
Real Estate...
5.2
Utilities...
4.2
Energy...
2.6
Information Technology...
2.5

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Toll Brothers, Inc...
4.0%
Frontier Communications Parent, Inc...
3.9
Pinnacle Financial Partners, Inc...
3.5
Interactive Brokers Group, Inc., Class A...
3.4
Stifel Financial Corp...
3.2
Axis Capital Holdings Ltd...
3.0
Synovus Financial Corp...
3.0
JPMorgan Chase & Co...
3.0
Louisiana-Pacific Corp...
2.9
Builders FirstSource, Inc...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Focused Value Factor ETF

Semi-Annual Shareholder Report — September 30, 2024

FOVL-09/24-SAR

iShares US Small Cap Value Factor ETF

SVAL |Cboe BZX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$10	0.20%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Fund performance

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
6.55%	25.00%	16.25%
Russell 3000® Index...
9.65	35.19	15.21
Russell 2000 Focused Value Select Index...
6.78	25.49	16.65

The Fund has added the Russell 3000® Index in response to new regulatory requirements.

Key Fund statistics

Net Assets...
$141,634,310
Number of Portfolio Holdings...
330
Portfolio Turnover Rate...
8%

The inception date of the Fund was October 27, 2020.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
46.0%
Industrials...
14.4
Consumer Discretionary...
13.0
Energy...
10.7
Materials...
5.1
Real Estate...
3.4
Consumer Staples...
2.4
Information Technology...
1.6
Communication Services...
1.3
Health Care...
1.2
Utilities...
0.9

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Eastern Bankshares, Inc...
1.0%
Provident Financial Services, Inc...
0.9
M/I Homes, Inc...
0.8
SkyWest, Inc...
0.8
Mueller Industries, Inc...
0.8
Interface, Inc...
0.7
Heartland Financial USA, Inc...
0.7
Patrick Industries, Inc...
0.7
LendingClub Corp...
0.7
KB Home...
0.7

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares US Small Cap Value Factor ETF

Semi-Annual Shareholder Report — September 30, 2024

SVAL-09/24-SAR

(b)     Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2024
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Manufacturing ETF | MADE | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Page

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .6%
AAR Corp.
(a)
............................. 416,078 $ 27,194,858
AeroVironment, Inc.
(a) (b)
...................... 331,016 66,368,708
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,604,362 7,891,217
Axon Enterprise, Inc.
(a) (b)
..................... 727,148 290,568,341
Boeing Co. (The)
(a)
......................... 1,630,301 247,870,964
BWX Technologies, Inc.
(b)
.................... 1,078,998 117,287,083
Cadre Holdings, Inc. ........................ 307,079 11,653,648
Curtiss-Wright Corp. ........................ 451,748 148,485,050
Ducommun, Inc.
(a)
......................... 160,317 10,553,668
General Dynamics Corp. ..................... 877,921 265,307,726
General Electric Co ........................ 6,318,793 1,191,597,984
HEICO Corp.
(b)
........................... 421,806 110,293,833
HEICO Corp. , Class A ....................... 784,593 159,868,670
Hexcel Corp. ............................. 965,909 59,722,153
Howmet Aerospace, Inc.
(b)
.................... 2,795,371 280,235,943
Huntington Ingalls Industries, Inc. ............... 462,552 122,289,498
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,784,157 41,570,858
L3Harris Technologies, Inc. ................... 1,158,612 275,599,036
Leonardo DRS, Inc.
(a) (b)
...................... 842,316 23,770,158
Loar Holdings, Inc.
(a) (b)
....................... 137,789 10,277,682
Lockheed Martin Corp. ...................... 1,154,469 674,856,399
Mercury Systems, Inc.
(a) (b)
.................... 596,634 22,075,458
Moog, Inc. , Class A
(b)
....................... 339,878 68,662,154
National Presto Industries, Inc. ................. 60,467 4,543,490
Northrop Grumman Corp. .................... 509,791 269,205,333
Rocket Lab USA, Inc.
(a) (b)
..................... 4,107,700 39,967,921
RTX Corp. .............................. 7,751,934 939,224,323
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
....... 1,377,945 44,796,992
Textron, Inc. ............................. 2,210,002 195,761,977
TransDigm Group, Inc. ...................... 198,050 282,643,097
Security Shares Value
a
Aerospace & Defense (continued)
Triumph Group, Inc.
(a) (b)
...................... 913,672 $ 11,777,232
V2X, Inc.
(a)
.............................. 137,957 7,706,278
Woodward, Inc.
(b)
.......................... 703,695 120,690,729
6,150,318,461
a
Leisure Products  —  0 .3%
Smith & Wesson Brands, Inc. .................. 532,639 6,913,654
Sturm Ruger & Co., Inc. ..................... 199,153 8,300,697
15,214,351
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,797,816,293 ) ............................... 6,165,532,812
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 91,915,691 91,998,415
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 7,991,295 7,991,295
a
Total Short-Term Securities — 1.6%
(Cost: $ 99,904,851 ) ................................. 99,989,710
Total Investments — 101.5%
(Cost: $ 4,897,721,144 ) ............................... 6,265,522,522
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (91,456,517)
Net Assets — 100.0% ................................. $ 6,174,066,005
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 82,394,881 $ 9,530,384
(a)
$ — $ 34,303 $ 38,847 $ 91,998,415 91,915,691 $ 545,267
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,847,592 1,143,703
(a)
— — — 7,991,295 7,991,295 222,313 —
$ 34,303 $ 38,847
$ 99,989,710
$ 767,580 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Aerospace & Defense ETF
4
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 58 12/20/24 $ 7,990 $ 290,667
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 290,667 $ — $ — $ — $ 290,667
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 339,730 $ — $ — $ — $ 339,730
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 4,522 $ — $ — $ — $ 4,522
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,339,220
a

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,165,532,812  $ —  $ —  $ 6,165,532,812
Short-Term Securities
Money Market Funds ...................................... 99,989,710  —  —  99,989,710
$ 6,265,522,522  $ —  $ —  $ 6,265,522,522
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 290,667  $ —  $ —  $ 290,667
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
(Percentages shown are based on Net Assets)
6
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  51 .5%
Cboe Global Markets, Inc. .................... 195,178 $ 39,986,117
CME Group, Inc. , Class A .................... 266,871 58,885,086
Coinbase Global, Inc. , Class A
(a) (b)
............... 371,418 66,175,545
Donnelley Financial Solutions, Inc.
(a) (b)
............ 51,778 3,408,546
FactSet Research Systems, Inc. ................ 70,896 32,601,526
Intercontinental Exchange, Inc. ................ 365,556 58,722,916
MarketAxess Holdings, Inc. ................... 70,523 18,067,993
Moody's Corp.
(b)
........................... 122,203 57,996,322
Morningstar, Inc. .......................... 50,663 16,167,577
MSCI, Inc. , Class A ........................ 103,799 60,507,551
Nasdaq, Inc. ............................. 773,098 56,443,885
Open Lending Corp.
(a) (b)
...................... 209,244 1,280,573
S&P Global, Inc. .......................... 385,456 199,134,279
Tradeweb Markets, Inc. , Class A
(b)
.............. 218,116 26,974,406
696,352,322
a
Investment Banking & Brokerage  —  48 .4%
BGC Group, Inc. , Class A
(b)
................... 605,601 5,559,417
Charles Schwab Corp. (The) .................. 948,090 61,445,713
Evercore, Inc. , Class A ...................... 67,113 17,002,407
Goldman Sachs Group, Inc. (The) .............. 380,181 188,231,415
Houlihan Lokey, Inc. , Class A .................. 100,076 15,814,009
Interactive Brokers Group, Inc. , Class A ........... 203,579 28,370,769
Jefferies Financial Group, Inc. ................. 305,315 18,792,138
Lazard, Inc. ............................. 213,645 10,763,435
LPL Financial Holdings, Inc. ................... 139,341 32,414,897
Moelis & Co. , Class A ....................... 103,594 7,097,225
Morgan Stanley ........................... 1,499,431 156,300,687
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 30,122 $ 8,548,925
PJT Partners, Inc. , Class A ................... 45,659 6,088,171
Raymond James Financial, Inc. ................ 346,620 42,447,085
Robinhood Markets, Inc. , Class A
(a)
.............. 1,327,324 31,085,928
Stifel Financial Corp. ....................... 192,922 18,115,376
StoneX Group, Inc.
(a)
....................... 53,755 4,401,459
Virtu Financial, Inc. , Class A ................... 165,746 5,048,623
657,527,679
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,194,779,699 ) ............................... 1,353,880,001
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 12,575,363 12,586,681
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 2,012,079 2,012,079
a
Total Short-Term Securities — 1.1%
(Cost: $ 14,598,149 ) ................................. 14,598,760
Total Investments — 101.0%
(Cost: $ 1,209,377,848 ) ............................... 1,368,478,761
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (12,899,103)
Net Assets — 100.0% ................................. $ 1,355,579,658
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 666,874 $ 11,914,358
(a)
$ — $ 4,847 $ 602 $ 12,586,681 12,575,363 $ 86,241
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 630,036 1,382,043
(a)
— — — 2,012,079 2,012,079 56,516 —
$ 4,847 $ 602
$ 14,598,760
$ 142,757 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 7 12/20/24 $ 987 $ 14,329
E-Mini Russell 2000 Index ................................................................ 5 12/20/24 562 14,393
$ 28,722
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 28,722 $ — $ — $ — $ 28,722
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 25,210 $ — $ — $ — $ 25,210
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 18,809 $ — $ — $ — $ 18,809
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,313,769
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
8
2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,353,880,001  $ —  $ —  $ 1,353,880,001
Short-Term Securities
Money Market Funds ...................................... 14,598,760  —  —  14,598,760
$ 1,368,478,761  $ —  $ —  $ 1,368,478,761
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 28,722  $ —  $ —  $ 28,722
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  14 .9%
Acadia Healthcare Co., Inc.
(a)
.................. 113,604 $ 7,203,630
Brookdale Senior Living, Inc.
(a)
................. 241,612 1,640,545
Community Health Systems, Inc.
(a)
.............. 147,565 895,720
Encompass Health Corp. .................... 123,095 11,895,901
Ensign Group, Inc. (The)
(b)
.................... 69,366 9,976,218
HCA Healthcare, Inc. ....................... 90,139 36,635,194
National HealthCare Corp. .................... 15,118 1,901,391
PACS Group, Inc.
(a)
........................ 45,630 1,823,831
Select Medical Holdings Corp. ................. 128,813 4,491,709
Surgery Partners, Inc.
(a)
..................... 91,126 2,937,902
Tenet Healthcare Corp.
(a)
..................... 117,219 19,481,798
U.S. Physical Therapy, Inc. ................... 18,473 1,563,370
Universal Health Services, Inc. , Class B .......... 72,740 16,658,187
117,105,396
a
Health Care Services  —  28 .5%
Accolade, Inc.
(a)
........................... 89,204 343,435
Addus HomeCare Corp.
(a)
.................... 21,871 2,909,499
agilon health, Inc.
(a) (b)
....................... 373,039 1,466,043
Amedisys, Inc.
(a)
.......................... 39,902 3,850,942
AMN Healthcare Services, Inc.
(a)
................ 46,386 1,966,303
Astrana Health, Inc.
(a) (b)
...................... 50,751 2,940,513
BrightSpring Health Services, Inc.
(a)
............. 65,122 955,991
Castle Biosciences, Inc.
(a)
.................... 33,983 969,195
Chemed Corp. ............................ 18,411 11,064,459
Cigna Group (The) ......................... 180,337 62,475,950
CorVel Corp.
(a)
............................ 11,099 3,628,152
Cross Country Healthcare, Inc.
(a)
............... 38,938 523,327
CVS Health Corp. ......................... 624,355 39,259,442
DaVita, Inc.
(a) (b)
........................... 56,449 9,253,685
DocGo, Inc.
(a) (b)
........................... 109,062 362,086
Fulgent Genetics, Inc.
(a)
..................... 24,334 528,778
Guardant Health, Inc.
(a)
...................... 150,397 3,450,107
Hims & Hers Health, Inc. , Class A
(a)
.............. 231,901 4,271,616
Labcorp Holdings, Inc. ...................... 102,712 22,954,078
LifeStance Health Group, Inc.
(a)
................ 159,389 1,115,723
ModivCare, Inc.
(a)
.......................... 13,434 191,838
National Research Corp. ..................... 18,425 421,195
NeoGenomics, Inc.
(a) (b)
...................... 156,529 2,308,803
OPKO Health, Inc.
(a) (b)
....................... 427,215 636,550
Option Care Health, Inc.
(a)
.................... 209,214 6,548,398
Pediatrix Medical Group, Inc.
(a)
................. 103,541 1,200,040
Pennant Group, Inc. (The)
(a)
................... 37,010 1,321,257
Premier, Inc. , Class A ....................... 128,036 2,560,720
Privia Health Group, Inc.
(a) (b)
................... 125,520 2,285,719
Quest Diagnostics, Inc. ...................... 136,175 21,141,169
R1 RCM, Inc.
(a)
........................... 190,804 2,703,693
RadNet, Inc.
(a)
............................ 79,615 5,524,485
221,133,191
a
Security Shares Value
a
Health Care Technology  —  6 .8%
Certara, Inc.
(a)
............................ 134,036 $ 1,569,562
Definitive Healthcare Corp. , Class A
(a)
............ 66,010 295,065
Doximity, Inc. , Class A
(a) (b)
.................... 153,115 6,671,221
Evolent Health, Inc. , Class A
(a) (b)
................ 130,822 3,699,646
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 101,712 705,881
Health Catalyst, Inc.
(a)
....................... 74,088 603,076
HealthStream, Inc. ......................... 29,432 848,819
Phreesia, Inc.
(a) (b)
.......................... 66,808 1,522,554
Schrodinger, Inc.
(a) (b)
........................ 67,827 1,258,191
Sharecare, Inc.
(a)
.......................... 378,111 536,918
Simulations Plus, Inc. ....................... 19,857 635,821
Teladoc Health, Inc.
(a) (b)
...................... 209,777 1,925,753
Veeva Systems, Inc. , Class A
(a) (b)
............... 156,465 32,837,309
53,109,816
a
Managed Health Care  —  49 .7%
Alignment Healthcare, Inc.
(a)
.................. 124,222 1,468,304
Centene Corp.
(a)
.......................... 476,827 35,895,537
Clover Health Investments Corp. , Class A
(a) (b)
....... 499,662 1,409,047
Elevance Health, Inc. ....................... 203,615 105,879,800
HealthEquity, Inc.
(a) (b)
....................... 106,441 8,712,196
Humana, Inc. ............................ 106,745 33,810,411
Molina Healthcare, Inc.
(a) (b)
.................... 71,685 24,699,784
Progyny, Inc.
(a) (b)
.......................... 96,227 1,612,764
UnitedHealth Group, Inc. ..................... 297,012 173,656,976
387,144,819
a
Total Long-Term Investments — 99.9%
(Cost: $ 792,572,829 ) ................................ 778,493,222
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 27,066,638 27,090,998
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 878,369 878,369
a
Total Short-Term Securities — 3.6%
(Cost: $ 27,940,949 ) ................................. 27,969,367
Total Investments — 103.5%
(Cost: $ 820,513,778 ) ................................ 806,462,589
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (27,161,891)
Net Assets — 100.0% ................................. $ 779,300,698
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Healthcare Providers ETF
10
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 22,956,555 $ 4,119,446
(a)
$ — $ 6,801 $ 8,196 $ 27,090,998 27,066,638 $ 45,072
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 573,173 305,196
(a)
— — — 878,369 878,369 21,366 —
$ 6,801 $ 8,196
$ 27,969,367
$ 66,438 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 4 12/20/24 $ 628 $ (12,821)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 12,821 $ — $ — $ — $ 12,821
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 31,749 $ — $ — $ — $ 31,749
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (16,236) $ — $ — $ — $ (16,236)

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
11
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 537,625
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 778,493,222  $ —  $ —  $ 778,493,222
Short-Term Securities
Money Market Funds ...................................... 27,969,367  —  —  27,969,367
$ 806,462,589  $ —  $ —  $ 806,462,589
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (12,821) $ —  $ —  $ (12,821)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Home Construction ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Building Products  —  16 .7%
American Woodmark Corp.
(a)
.................. 75,562 $ 7,061,269
AZEK Co., Inc. (The) , Class A
(a)
................ 700,522 32,784,430
Builders FirstSource, Inc.
(a) (b)
.................. 563,803 109,298,850
Fortune Brands Innovations, Inc. ............... 600,858 53,794,817
Hayward Holdings, Inc.
(a)
..................... 688,265 10,557,985
JELD-WEN Holding, Inc.
(a) (b)
................... 409,811 6,479,112
Lennox International, Inc. .................... 155,267 93,826,295
Masco Corp. ............................. 1,056,637 88,694,110
Masterbrand, Inc.
(a)
........................ 613,971 11,383,022
Owens Corning ........................... 420,954 74,306,800
Quanex Building Products Corp. ................ 229,054 6,356,248
Simpson Manufacturing Co., Inc. ............... 204,134 39,044,710
Trex Co., Inc.
(a) (b)
.......................... 526,290 35,040,388
UFP Industries, Inc. ........................ 294,929 38,697,634
607,325,670
a
Construction Materials  —  1 .3%
Eagle Materials, Inc.
(b)
....................... 162,766 46,819,640
a
Home Furnishings  —  1 .5%
Ethan Allen Interiors, Inc. .................... 109,633 3,496,196
Leggett & Platt, Inc. ........................ 650,359 8,857,890
Mohawk Industries, Inc.
(a)
.................... 253,628 40,752,947
53,107,033
a
Home Improvement Retail  —  10 .9%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 518,814 64,421,135
Home Depot, Inc. (The) ..................... 407,821 165,249,069
Lowe's Companies, Inc. ..................... 610,766 165,425,971
395,096,175
a
Homebuilding  —  64 .4%
Beazer Homes USA, Inc.
(a)
................... 268,050 9,159,268
Cavco Industries, Inc.
(a)
...................... 78,722 33,711,909
Century Communities, Inc. ................... 263,006 27,084,358
Champion Homes, Inc.
(a)
..................... 505,300 47,927,705
DR Horton, Inc. ........................... 2,799,006 533,966,375
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 263,606 9,545,173
Green Brick Partners, Inc.
(a)
................... 292,779 24,452,902
Installed Building Products, Inc. ................ 222,243 54,731,784
KB Home ............................... 687,550 58,916,159
Lennar Corp. , Class A ....................... 2,305,535 432,241,702
Security Shares Value
a
Homebuilding (continued)
Lennar Corp. , Class B ...................... 106,619 $ 18,438,690
LGI Homes, Inc.
(a)
......................... 197,201 23,372,262
M/I Homes, Inc.
(a) (b)
......................... 261,478 44,806,870
Meritage Homes Corp. ...................... 346,509 71,058,601
NVR, Inc.
(a) (b)
............................. 29,368 288,152,942
PulteGroup, Inc. .......................... 1,979,513 284,119,501
Taylor Morrison Home Corp.
(a) (b)
................ 994,338 69,862,188
Toll Brothers, Inc. .......................... 979,148 151,268,575
TopBuild Corp.
(a) (b)
......................... 285,982 116,340,337
Tri Pointe Homes, Inc.
(a)
..................... 892,728 40,449,506
2,339,606,807
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A ....................... 259,146 3,190,087
a
Specialty Chemicals  —  4 .3%
Sherwin-Williams Co. (The) ................... 406,600 155,187,022
a
Trading Companies & Distributors  —  0 .7%
Beacon Roofing Supply, Inc.
(a)
................. 299,492 25,885,094
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,258,328,421 ) ............................... 3,626,217,528
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 57,586,266 57,638,094
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 3,757,541 3,757,541
a
Total Short-Term Securities — 1.7%
(Cost: $ 61,357,461 ) ................................. 61,395,635
Total Investments — 101.6%
(Cost: $ 3,319,685,882 ) ............................... 3,687,613,163
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (57,804,634)
Net Assets — 100.0% ................................. $ 3,629,808,529
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 80,575,229 $ — $ (22,965,130)
(a)
$ 8,156 $ 19,839 $ 57,638,094 57,586,266 $ 49,619
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,583,253 174,288
(a)
— — — 3,757,541 3,757,541 121,542 —
$ 8,156 $ 19,839
$ 61,395,635
$ 171,161 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 11 12/20/24 $ 3,463 $ 116,563
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 116,563 $ — $ — $ — $ 116,563
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 775,605 $ — $ — $ — $ 775,605
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (20,031) $ — $ — $ — $ (20,031)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Home Construction ETF
14
2024
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,506,590
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,626,217,528  $ —  $ —  $ 3,626,217,528
Short-Term Securities
Money Market Funds ...................................... 61,395,635  —  —  61,395,635
$ 3,687,613,163  $ —  $ —  $ 3,687,613,163
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 116,563  $ —  $ —  $ 116,563
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  — 1.2%
Century Aluminum Co.
(a)
..................... 1,177,569 $ 19,111,945
Kaiser Aluminum Corp. ...................... 209,141 15,166,905
34,278,850
a
Automotive Parts & Equipment  — 0.5%
XPEL, Inc.
(a)
............................. 338,125 14,664,481
a
Building Products  — 6.2%
Advanced Drainage Systems, Inc. .............. 101,716 15,985,687
Apogee Enterprises, Inc. ..................... 228,671 16,010,400
Armstrong World Industries, Inc. ................ 117,563 15,451,305
AZEK Co., Inc. (The), Class A
(a)
................ 346,679 16,224,577
Builders FirstSource, Inc.
(a)
................... 84,557 16,392,220
Carlisle Companies, Inc.
(b)
.................... 35,434 15,936,441
Gibraltar Industries, Inc.
(a)
.................... 216,905 15,168,167
Insteel Industries, Inc. ....................... 455,374 14,157,578
Owens Corning ........................... 90,668 16,004,715
Simpson Manufacturing Co., Inc. ............... 83,374 15,946,945
Trex Co., Inc.
(a)
........................... 230,784 15,365,599
172,643,634
a
Commodity Chemicals  — 3.8%
AdvanSix, Inc. ............................ 527,920 16,038,210
Hawkins, Inc. ............................ 123,121 15,694,234
Koppers Holdings, Inc. ...................... 389,091 14,213,494
LyondellBasell Industries NV, Class A ............ 152,406 14,615,735
Mativ Holdings, Inc. ........................ 791,148 13,441,605
Olin Corp. ............................... 342,598 16,437,852
Westlake Corp. ........................... 105,539 15,861,456
106,302,586
a
Construction & Engineering  — 13.2%
AECOM ................................ 151,501 15,645,508
API Group Corp.
(a)
......................... 434,145 14,335,468
Argan, Inc. .............................. 158,368 16,063,266
Bowman Consulting Group, Ltd.
(a)(b)
.............. 604,776 14,563,006
Comfort Systems USA, Inc. ................... 47,085 18,379,630
Construction Partners, Inc., Class A
(a)(b)
........... 249,494 17,414,681
EMCOR Group, Inc. ........................ 40,376 17,383,079
Fluor Corp.
(a)
............................. 323,538 15,435,998
Granite Construction, Inc. .................... 199,585 15,823,099
Great Lakes Dredge & Dock Corp.
(a)
............. 1,583,175 16,670,833
Limbach Holdings, Inc.
(a)
..................... 233,854 17,716,779
MasTec, Inc.
(a)
............................ 146,498 18,033,904
Matrix Service Co.
(a)(c)
....................... 1,520,658 17,533,187
MDU Resources Group, Inc. .................. 576,165 15,792,683
MYR Group, Inc.
(a)
......................... 160,838 16,442,469
Northwest Pipe Co.
(a)
....................... 348,548 15,729,971
Primoris Services Corp. ..................... 292,458 16,985,961
Quanta Services, Inc. ....................... 57,473 17,135,575
Stantec, Inc., ADR ......................... 182,930 14,709,401
Sterling Infrastructure, Inc.
(a)
.................. 130,577 18,936,276
Tutor Perini Corp.
(a)
........................ 659,960 17,924,514
Valmont Industries, Inc. ...................... 53,511 15,515,514
364,170,802
a
Construction Machinery & Heavy Transportation Equipment  — 2.8%
Astec Industries, Inc. ....................... 468,703 14,970,374
Greenbrier Companies, Inc. (The) ............... 310,357 15,794,068
Oshkosh Corp. ........................... 146,573 14,688,080
Terex Corp. .............................. 286,059 15,135,382
Trinity Industries, Inc. ....................... 458,893 15,987,832
76,575,736
a
Security Shares Value
a
Construction Materials  — 3.5%
Eagle Materials, Inc.
(b)
....................... 59,157 $ 17,016,511
Knife River Corp.
(a)
......................... 191,177 17,089,312
Martin Marietta Materials, Inc.
(b)
................ 28,356 15,262,617
Summit Materials, Inc., Class A
(a)
............... 396,677 15,482,304
United States Lime & Minerals, Inc. .............. 185,917 18,156,654
Vulcan Materials Co.
(b)
...................... 61,423 15,382,162
98,389,560
a
Copper  — 0.7%
Taseko Mines, Ltd.
(a)
........................ 7,538,928 18,998,099
a
Distributors  — 0.6%
Pool Corp. .............................. 41,738 15,726,878
a
Diversified Chemicals  — 0.6%
LSB Industries, Inc.
(a)(b)
...................... 2,006,842 16,135,010
a
Diversified Metals & Mining  — 0.7%
Compass Minerals International, Inc.
(b)
............ 1,702,337 20,462,091
a
Electric Utilities  — 18.5%
ALLETE, Inc. ............................ 297,076 19,069,308
Alliant Energy Corp. ........................ 321,925 19,537,628
American Electric Power Co., Inc. ............... 184,797 18,960,172
Avangrid, Inc. ............................ 531,222 19,012,435
Constellation Energy Corp. ................... 108,937 28,325,799
Duke Energy Corp. ........................ 161,735 18,648,046
Edison International ........................ 217,640 18,954,268
Entergy Corp. ............................ 154,702 20,360,330
Evergy, Inc. .............................. 315,569 19,568,434
Eversource Energy ........................ 279,800 19,040,390
Exelon Corp. ............................. 493,676 20,018,562
FirstEnergy Corp. ......................... 426,755 18,926,584
Fortis, Inc., ADR
(b)
......................... 422,929 19,217,894
Hawaiian Electric Industries, Inc.
(a)
.............. 1,736,502 16,809,339
IDACORP, Inc. ........................... 182,560 18,820,110
MGE Energy, Inc. .......................... 218,267 19,960,517
NextEra Energy, Inc. ....................... 235,788 19,931,160
NRG Energy, Inc. .......................... 246,481 22,454,419
OGE Energy Corp. ......................... 476,222 19,534,626
PG&E Corp. ............................. 939,163 18,567,253
Pinnacle West Capital Corp. .................. 214,762 19,025,766
Portland General Electric Co. .................. 393,049 18,827,047
PPL Corp. .............................. 588,038 19,452,297
Southern Co. (The) ........................ 213,306 19,235,935
TXNM Energy, Inc. ......................... 458,062 20,049,374
Xcel Energy, Inc. .......................... 299,766 19,574,720
511,882,413
a
Environmental & Facilities Services  — 0.6%
Enviri Corp.
(a)(b)
........................... 1,368,740 14,152,772
Tetra Tech, Inc. ........................... 63,628 3,000,696
17,153,468
a
Forest Products  — 1.2%
Louisiana-Pacific Corp. ...................... 154,606 16,613,961
West Fraser Timber Co., Ltd. .................. 163,178 15,887,010
32,500,971
a
Gas Utilities  — 4.1%
Atmos Energy Corp. ........................ 144,176 19,998,653
Chesapeake Utilities Corp. ................... 159,383 19,790,587
Northwest Natural Holding Co. ................. 480,837 19,627,766
ONE Gas, Inc. ............................ 274,983 20,464,235
Southwest Gas Holdings, Inc. ................. 208,041 15,345,104

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. ............................... 287,738 $ 19,361,890
114,588,235
a
Homebuilding  — 0.6%
TopBuild Corp.
(a)
.......................... 39,538 16,084,454
a
Household Appliances  — 0.5%
Worthington Enterprises, Inc. .................. 331,591 13,744,447
a
Independent Power Producers & Energy Traders  — 1.1%
Vistra Corp. ............................. 255,879 30,331,897
a
Industrial Machinery & Supplies & Components  — 1.2%
Luxfer Holdings PLC ....................... 1,335,388 17,293,274
Mueller Industries, Inc. ...................... 216,250 16,024,125
33,317,399
a
Multi-Utilities  — 10.6%
Algonquin Power & Utilities Corp., ADR ........... 3,619,655 19,727,120
Ameren Corp. ............................ 226,775 19,833,741
Avista Corp. ............................. 488,471 18,928,251
Black Hills Corp. .......................... 316,097 19,319,849
CenterPoint Energy, Inc. ..................... 691,291 20,337,781
CMS Energy Corp. ......................... 277,288 19,584,851
Consolidated Edison, Inc. .................... 182,595 19,013,617
Dominion Energy, Inc. ....................... 330,211 19,082,894
DTE Energy Co. .......................... 153,085 19,657,645
NiSource, Inc. ............................ 568,023 19,681,997
Northwestern Energy Group, Inc. ............... 347,876 19,905,465
Public Service Enterprise Group, Inc. ............ 235,905 21,045,085
Sempra ................................ 229,700 19,209,811
Unitil Corp. .............................. 323,583 19,602,658
WEC Energy Group, Inc. ..................... 201,371 19,367,863
294,298,628
a
Oil & Gas Equipment & Services  — 0.5%
Atlas Energy Solutions, Inc. ................... 704,677 15,361,959
a
Oil & Gas Storage & Transportation  — 6.9%
Antero Midstream Corp. ..................... 1,319,692 19,861,364
DT Midstream, Inc. ......................... 251,043 19,747,042
Enbridge, Inc. ............................ 466,907 18,961,093
EnLink Midstream LLC ...................... 1,331,810 19,324,563
Kinder Morgan, Inc., Class P .................. 892,496 19,715,237
Kinetik Holdings, Inc., Class A ................. 427,339 19,341,363
New Fortress Energy, Inc., Class A
(b)
............. 1,705,098 15,499,341
ONEOK, Inc. ............................. 207,100 18,873,023
TC Energy Corp., ADR ...................... 403,907 19,205,778
Williams Companies, Inc. (The) ................ 426,084 19,450,735
189,979,539
a
Rail Transportation  — 2.1%
CSX Corp. .............................. 565,132 19,514,008
Norfolk Southern Corp. ...................... 75,430 18,744,355
Union Pacific Corp. ........................ 75,546 18,620,578
56,878,941
a
Research & Consulting Services  — 1.1%
Amentum Holdings, Inc.
(a)
.................... 100,405 3,238,061
Jacobs Solutions, Inc. ....................... 100,405 13,143,014
NV5 Global, Inc.
(a)
......................... 159,972 14,954,183
31,335,258
a
Specialty Chemicals  — 1.7%
Eastman Chemical Co. ...................... 146,633 16,415,564
Ecovyst, Inc.
(a)
............................ 2,155,608 14,765,915
Security Shares Value
a
Specialty Chemicals (continued)
Ingevity Corp.
(a)
........................... 402,957 $ 15,715,323
46,896,802
a
Steel  — 7.2%
Algoma Steel Group, Inc. .................... 1,384,698 14,165,460
ATI, Inc.
(a)
............................... 245,117 16,400,778
Carpenter Technology Corp. .................. 107,815 17,205,118
Cleveland-Cliffs, Inc.
(a)(b)
..................... 1,249,874 15,960,891
Commercial Metals Co. ...................... 286,059 15,721,803
Haynes International, Inc. .................... 238,871 14,222,379
Metallus, Inc.
(a)
........................... 944,241 14,003,094
Nucor Corp. ............................. 102,663 15,434,355
Olympic Steel, Inc. ......................... 273,983 10,685,337
Reliance, Inc. ............................ 52,251 15,111,512
Ryerson Holding Corp. ...................... 785,480 15,638,907
Steel Dynamics, Inc. ........................ 128,366 16,184,385
United States Steel Corp. .................... 455,663 16,098,574
196,832,593
a
Trading Companies & Distributors  — 2.4%
BlueLinx Holdings, Inc.
(a)
..................... 153,014 16,130,736
Boise Cascade Co. ........................ 114,786 16,182,530
H&E Equipment Services, Inc. ................. 328,537 15,993,181
United Rentals, Inc. ........................ 20,921 16,940,362
65,246,809
a
Water Utilities  — 5.5%
American States Water Co. ................... 232,879 19,396,492
American Water Works Co., Inc. ................ 131,015 19,159,634
Artesian Resources Corp., Class A, NVS
(c)
......... 517,947 19,257,269
California Water Service Group ................ 347,429 18,837,600
Essential Utilities, Inc. ....................... 485,290 18,717,635
Middlesex Water Co. ....................... 304,070 19,837,527
SJW Group .............................. 320,123 18,602,348
York Water Co. (The) ....................... 497,058 18,619,793
152,428,298
a
Total Long-Term Investments — 99.6%
(Cost: $2,319,801,476) ............................... 2,757,209,838
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.05%
(c)(d)(e)
............................ 27,038,369 27,062,703
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.88%
(c)(d)
............................. 8,090,568 8,090,568
a
Total Short-Term Securities — 1.3%
(Cost: $35,138,793) ................................. 35,153,271
Total Investments — 100.9%
(Cost: $2,354,940,269) ............................... 2,792,363,109
Liabilities in Excess of Other Assets — (0.9)% ............... (24,576,858)
Net Assets — 100.0% ................................. $ 2,767,786,251
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp.
(a)
..... N/A $ 3,570,071 $ (1,591,219) $ (574,831) $ (3,054,606) $ 19,257,269 517,947 $ 294,836 $ —
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 42,165,349 — (15,112,497)
(b)
8,147 1,704 27,062,703 27,038,369 109,450
(c)
—
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 4,277,258 3,813,310
(b)
— — — 8,090,568 8,090,568 111,366 —
Matrix Service
Co.
(a)
...... N/A 3,557,167 (225,909) (10,306) (1,201,415) 17,533,187 1,520,658 — —
$ (576,990) $ (4,254,317)
$ 71,943,727
$ 515,652 $ —
(a)
As of the beginning of the period, the entity was not considered an affiliate.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 5 12/20/24 $ 464 $ 5,866
E-Mini S&P MidCap 400 Index ............................................................. 11 12/20/24 3,463 26,946
E-Mini Utilities Select Sector Index .......................................................... 20 12/20/24 1,646 41,056
$ 73,868
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ...............
Monthly
HSBC Bank PLC
(b)
02/09/28
$ 119,861 $ 1,014
(c )
$ 121,095 – %
(d )
Monthly
JPMorgan Chase Bank NA
(e)
02/10/25
3,865,536 115,842
(f )
3,983,772 0.1
$ 116,856 $ 4,104,867
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(220) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(2,394) of net dividends, receivable for referenced securities and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (e )
Range: 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Infrastructure ETF
18
2024
iShares Semi-Annual Financial Statements and Additional Information
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Metals & Mining
Olympic Steel, Inc. .................. 3,105 $ 121,095 100.0%
a
Total Reference Entity — Long
121,095
Net Value of Reference Entity — HSBC Bank PLC .... $ 121,095
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 10,
2025 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Metals & Mining
Olympic Steel, Inc. .................. 102,148 $ 3,983,772 100.0%
a
Total Reference Entity — Long
3,983,772
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 3,983,772
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................. $ — $ — $ 116,856 $ —
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 73,868 $ — $ — $ — $ 73,868
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 116,856 — — — 116,856
$ — $ — $ 190,724 $ — $ — $ — $ 190,724
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 134,129 $ — $ — $ — $ 134,129
Swaps ......................................... — — (5,173) — — — (5,173)
$ — $ — $ 128,956 $ — $ — $ — $ (128,956)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (112,605) $ — $ — $ — $ (112,605)
Swaps ......................................... — — 117,746 — — — 117,746
$ —
$ — $ 5,141 $ — $ — $ — $ (5,141)

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
19
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,874,935
Total return swaps
Average notional amount ............................................................................................... $ 1,992,698
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................ $ 13,040  $ —
Swaps — OTC
(a)
................................................................................ 116,856  —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ 129,896  $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
(13,040) —
Total derivative assets and liabilities subject to an MNA ........................................................ $ 116,856  $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
HSBC Bank PLC ..................................... $ 1,014 $ – $ – $ – $ 1,014
JPMorgan Chase Bank NA .............................. 115,842 – – – 115,842
$ 116,856 $ – $ – $ – $ 116,856
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,757,209,838  $ —  $ —  $ 2,757,209,838
Short-Term Securities
Money Market Funds ...................................... 35,153,271  —  —  35,153,271
$ 2,792,363,109  $ —  $ —  $ 2,792,363,109
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 73,868  $ 116,856  $ —  $ 190,724
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Insurance ETF
(Percentages shown are based on Net Assets)
20
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  23 .4%
Aflac, Inc. ............................... 427,101 $ 47,749,892
Brighthouse Financial, Inc.
(a)
.................. 58,606 2,639,028
CNO Financial Group, Inc. .................... 100,657 3,533,061
Genworth Financial, Inc.
(a)
.................... 357,273 2,447,320
Globe Life, Inc. ........................... 83,658 8,860,219
Lincoln National Corp. ...................... 122,197 3,850,427
MetLife, Inc. ............................. 445,012 36,704,590
Oscar Health, Inc. , Class A
(a)
.................. 184,540 3,914,093
Primerica, Inc. ............................ 31,549 8,365,217
Principal Financial Group, Inc. ................. 197,119 16,932,522
Prudential Financial, Inc. ..................... 289,965 35,114,762
Unum Group ............................. 140,264 8,337,292
178,448,423
a
Multi-line Insurance  —  4 .6%
American International Group, Inc. .............. 461,051 33,762,765
Horace Mann Educators Corp. ................. 33,965 1,187,077
34,949,842
a
Property & Casualty Insurance  —  71 .8%
Allstate Corp. (The) ........................ 180,423 34,217,222
Ambac Financial Group, Inc.
(a)
................. 55,335 620,305
American Financial Group, Inc. ................ 66,401 8,937,575
AMERISAFE, Inc. ......................... 17,416 841,715
Arch Capital Group Ltd.
(a)
.................... 301,992 33,786,865
Assurant, Inc. ............................ 48,134 9,571,927
Assured Guaranty Ltd. ...................... 47,045 3,741,018
Axis Capital Holdings Ltd. .................... 71,903 5,724,198
Chubb Ltd. .............................. 317,889 91,676,009
Cincinnati Financial Corp. .................... 144,405 19,656,409
CNA Financial Corp. ........................ 22,592 1,105,652
Employers Holdings, Inc. ..................... 19,759 947,839
Erie Indemnity Co. , Class A , NVS ............... 22,975 12,402,365
Fidelity National Financial, Inc. ................. 225,473 13,992,854
First American Financial Corp. ................. 96,087 6,342,703
Hanover Insurance Group, Inc. (The) ............ 33,092 4,901,256
Hartford Financial Services Group, Inc. (The) ....... 270,117 31,768,460
James River Group Holdings, Ltd. .............. 46,636 292,408
Kemper Corp. ............................ 57,639 3,530,389
Kinsale Capital Group, Inc.
(b)
.................. 20,468 9,529,287
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a) (b)
......................... 54,677 $ 901,624
Loews Corp. ............................. 168,934 13,354,233
Markel Group, Inc.
(a)
........................ 11,914 18,688,062
Mercury General Corp. ...................... 26,462 1,666,577
Old Republic International Corp. ................ 222,035 7,864,480
Palomar Holdings, Inc.
(a)
..................... 25,270 2,392,311
ProAssurance Corp.
(a)
....................... 41,992 631,560
Progressive Corp. (The) ..................... 495,032 125,619,320
RLI Corp. ............................... 38,288 5,933,874
Safety Insurance Group, Inc. .................. 14,162 1,158,168
Selective Insurance Group, Inc. ................ 57,289 5,345,064
Skyward Specialty Insurance Group, Inc.
(a)
......... 33,172 1,351,096
Stewart Information Services Corp. .............. 22,776 1,702,278
Travelers Companies, Inc. (The) ................ 193,162 45,223,087
Trupanion, Inc.
(a) (b)
......................... 33,665 1,413,257
United Fire Group, Inc. ...................... 19,873 415,942
W R Berkley Corp. ......................... 276,574 15,690,043
White Mountains Insurance Group Ltd. ........... 2,392 4,057,310
546,994,742
a
Total Long-Term Investments — 99.8%
(Cost: $ 629,679,957 ) ................................ 760,393,007
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 3,303,020 3,305,992
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 1,001,386 1,001,386
a
Total Short-Term Securities — 0.6%
(Cost: $ 4,306,921 ) .................................. 4,307,378
Total Investments — 100.4%
(Cost: $ 633,986,878 ) ................................ 764,700,385
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (2,837,717)
Net Assets — 100.0% ................................. $ 761,862,668
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,228,724 $ 2,074,721
(a)
$ — $ 2,093 $ 454 $ 3,305,992 3,303,020 $ 6,690
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,252,926 — (251,540)
(a)
— — 1,001,386 1,001,386 28,375 —
$ 2,093 $ 454
$ 4,307,378
$ 35,065 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 9 12/20/24 $ 1,269 $ 3,549
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,549 $ — $ — $ — $ 3,549
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 69,275 $ — $ — $ — $ 69,275
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (39,046) $ — $ — $ — $ (39,046)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Insurance ETF
22
2024
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,210,838
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 760,393,007  $ —  $ —  $ 760,393,007
Short-Term Securities
Money Market Funds ...................................... 4,307,378  —  —  4,307,378
$ 764,700,385  $ —  $ —  $ 764,700,385
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,549  $ —  $ —  $ 3,549
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .9%
Axon Enterprise, Inc.
(a)
..................... 77 $ 30,769
Boeing Co. (The)
(a)
........................ 598 90,920
BWX Technologies, Inc. .................... 86 9,348
Curtiss-Wright Corp. ....................... 43 14,134
General Dynamics Corp. .................... 267 80,687
HEICO Corp. ........................... 45 11,766
Howmet Aerospace, Inc. .................... 433 43,408
Huntington Ingalls Industries, Inc. .............. 41 10,839
Kratos Defense & Security Solutions, Inc.
(a)
....... 156 3,635
L3Harris Technologies, Inc. .................. 192 45,671
Lockheed Martin Corp. ..................... 221 129,188
Moog, Inc. , Class A ....................... 30 6,061
Northrop Grumman Corp. ................... 144 76,042
RTX Corp. ............................. 1,385 167,807
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 78 2,536
Textron, Inc. ............................ 184 16,299
TransDigm Group, Inc. ..................... 59 84,201
Woodward, Inc. .......................... 53 9,090
832,401
a
Automobile Components  —  0 .6%
Fox Factory Holding Corp.
(a)
.................. 177 7,346
Goodyear Tire & Rubber Co. (The)
(a)
............ 1,280 11,328
LCI Industries ........................... 139 16,755
35,429
a
Automobiles  —  9 .1%
Ford Motor Co. .......................... 19,854 209,658
General Motors Co. ....................... 5,065 227,114
Harley-Davidson, Inc. ...................... 617 23,773
Lucid Group, Inc.
(a)
........................ 4,560 16,097
Rivian Automotive, Inc. , Class A
(a)
.............. 3,662 41,088
Thor Industries, Inc. ....................... 272 29,890
547,620
a
Building Products  —  9 .3%
A O Smith Corp. ......................... 244 21,919
AAON, Inc. ............................. 157 16,931
Carrier Global Corp. ....................... 1,832 147,458
CSW Industrials, Inc. ...................... 37 13,556
Johnson Controls International PLC ............ 1,446 112,224
Lennox International, Inc. ................... 69 41,696
Trane Technologies PLC .................... 492 191,255
Zurn Elkay Water Solutions Corp. .............. 311 11,177
556,216
a
Commercial Services & Supplies  —  0 .6%
MSA Safety, Inc. ......................... 201 35,645
a
Electrical Equipment  —  16 .7%
Acuity Brands, Inc. ........................ 157 43,236
AMETEK, Inc. ........................... 1,181 202,790
Array Technologies, Inc.
(a)
................... 530 3,498
Atkore, Inc. ............................. 192 16,270
Bloom Energy Corp. , Class A
(a)
................ 871 9,198
Eaton Corp. PLC ......................... 761 252,226
EnerSys ............................... 205 20,920
Generac Holdings, Inc.
(a)
.................... 306 48,617
Hubbell, Inc. ............................ 274 117,368
nVent Electric PLC ........................ 858 60,283
Plug Power, Inc.
(a)
........................ 4,572 10,333
Regal Rexnord Corp. ...................... 339 56,233
Rockwell Automation, Inc. ................... 573 153,828
Security Shares Value
a
Electrical Equipment (continued)
Shoals Technologies Group, Inc. , Class A
(a)
....... 635 $ 3,562
998,362
a
Electronic Equipment, Instruments & Components  —  10 .2%
Advanced Energy Industries, Inc. .............. 178 18,733
Amphenol Corp. , Class A ................... 3,646 237,573
Badger Meter, Inc. ........................ 64 13,978
Belden, Inc. ............................ 206 24,129
Coherent Corp.
(a)
......................... 782 69,528
Crane NXT Co. .......................... 248 13,913
Fabrinet
(a)
.............................. 178 42,086
Itron, Inc.
(a)
............................. 229 24,460
Littelfuse, Inc. ........................... 125 33,156
Teledyne Technologies, Inc.
(a)
................. 240 105,038
Vontier Corp. ............................ 741 25,001
607,595
a
Industrial Conglomerates  —  3 .8%
Honeywell International, Inc. ................. 1,102 227,795
a
Leisure Products  —  0 .5%
Brunswick Corp. ......................... 344 28,834
a
Machinery  —  30 .2%
Albany International Corp. , Class A ............. 160 14,216
Allison Transmission Holdings, Inc. ............. 440 42,271
Chart Industries, Inc.
(a)
..................... 80 9,931
Crane Co. .............................. 112 17,727
Cummins, Inc. ........................... 699 226,329
Deere & Co. ............................ 582 242,886
Dover Corp. ............................ 701 134,410
Enpro, Inc. ............................. 48 7,785
ESCO Technologies, Inc. ................... 128 16,509
Federal Signal Corp. ...................... 312 29,159
Fortive Corp. ............................ 1,776 140,180
Franklin Electric Co., Inc. ................... 85 8,910
Graco, Inc. ............................. 367 32,116
IDEX Corp. ............................. 164 35,178
John Bean Technologies Corp. ................ 147 14,481
Lincoln Electric Holdings, Inc. ................ 281 53,958
Middleby Corp. (The)
(a)
..................... 272 37,843
Mueller Water Products, Inc. , Class A ........... 368 7,986
Oshkosh Corp. .......................... 328 32,869
PACCAR, Inc. ........................... 2,395 236,339
Parker-Hannifin Corp. ...................... 280 176,910
Pentair PLC ............................ 370 36,182
Snap-on, Inc. ........................... 269 77,932
SPX Technologies, Inc.
(a)
.................... 100 15,946
Stanley Black & Decker, Inc. ................. 776 85,461
Toro Co. (The) ........................... 513 44,492
Trinity Industries, Inc. ...................... 416 14,493
Watts Water Technologies, Inc. , Class A .......... 64 13,260
1,805,759
a
Professional Services  —  0 .6%
KBR, Inc. .............................. 115 7,490
Leidos Holdings, Inc. ...................... 140 22,820
Science Applications International Corp. ......... 56 7,799
38,109
a
Semiconductors & Semiconductor Equipment  —  4 .3%
Enphase Energy, Inc.
(a)
..................... 691 78,097
First Solar, Inc.
(a)
......................... 546 136,194
MKS Instruments, Inc. ..................... 342 37,179

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
24
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a)
................ 227 $ 5,201
256,671
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,850,784 ) .................................. 5,970,436
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.83%
(b) (c)
............................ 12,414 $ 12,414
a
Total Short-Term Securities — 0.2%
(Cost: $ 12,414 ) .................................... 12,414
Total Investments — 100.0%
(Cost: $ 5,863,198 ) .................................. 5,982,850
Other Assets Less Liabilities — 0 .0% ..................... 2,361
Net Assets — 100.0% ................................. $ 5,985,211
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/17/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ — $ 12,414
(b)
$ — $ — $ — $ 12,414 12,414 $ 91 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 12/20/24 $ 11 $ 213
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 213 $ — $ — $ — $ 213
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
25
Schedule of Investments
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 46 $ — $ — $ — $ 46
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 213 $ — $ — $ — $ 213
Futures contracts
Average notional value of contracts — long ................................................................................... $ 11,246
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,970,436  $ —  $ —  $ 5,970,436
Short-Term Securities
Money Market Funds ...................................... 12,414  —  —  12,414
$ 5,982,850  $ —  $ —  $ 5,982,850
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 213  $ —  $ —  $ 213
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Medical Devices ETF
(Percentages shown are based on Net Assets)
26
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .9%
Abbott Laboratories ........................ 7,255,125 $ 827,156,801
Alphatec Holdings, Inc.
(a) (b)
.................... 594,851 3,307,372
Artivion, Inc.
(a) (b)
........................... 221,772 5,903,571
AtriCure, Inc.
(a) (b)
.......................... 284,695 7,982,848
Axogen, Inc.
(a)
............................ 257,797 3,614,314
Axonics, Inc.
(a)
............................ 299,030 20,812,488
Baxter International, Inc. ..................... 2,990,284 113,541,083
Becton Dickinson & Co. ..................... 952,280 229,594,708
Boston Scientific Corp.
(a)
..................... 2,683,121 224,845,540
CONMED Corp. ........................... 180,499 12,981,488
Dexcom, Inc.
(a)
........................... 2,348,763 157,461,072
Edwards Lifesciences Corp.
(a)
................. 3,260,631 215,169,040
Enovis Corp.
(a) (b)
........................... 327,357 14,092,719
Envista Holdings Corp.
(a) (b)
.................... 1,007,815 19,914,424
GE HealthCare Technologies, Inc.
(b)
............. 2,676,726 251,210,735
Glaukos Corp.
(a)
........................... 322,075 41,959,931
Globus Medical, Inc. , Class A
(a)
................ 662,188 47,372,930
Hologic, Inc.
(a) (b)
........................... 1,361,405 110,900,051
IDEXX Laboratories, Inc.
(a)
.................... 453,920 229,329,462
Inari Medical, Inc.
(a) (b)
....................... 293,521 12,104,806
Inspire Medical Systems, Inc.
(a) (b)
............... 174,795 36,890,485
Insulet Corp.
(a)
............................ 410,961 95,651,173
Integer Holdings Corp.
(a) (b)
.................... 196,534 25,549,420
Integra LifeSciences Holdings Corp.
(a)
............ 389,617 7,079,341
Intuitive Surgical, Inc.
(a)
...................... 1,479,074 726,624,684
iRhythm Technologies, Inc.
(a) (b)
................. 183,044 13,589,187
LeMaitre Vascular, Inc.
(b)
..................... 119,716 11,120,419
LivaNova PLC
(a) (b)
.......................... 318,253 16,721,013
Masimo Corp.
(a)
........................... 258,795 34,505,137
Medtronic PLC ........................... 2,463,067 221,749,922
Novocure Ltd.
(a) (b)
.......................... 576,084 9,004,193
Omnicell, Inc.
(a)
........................... 269,370 11,744,532
Orthofix Medical, Inc.
(a)
...................... 224,538 3,507,284
Paragon 28, Inc.
(a) (b)
........................ 232,091 1,550,368
Security Shares Value
a
Health Care Equipment (continued)
Penumbra, Inc.
(a)
.......................... 227,674 $ 44,239,335
PROCEPT BioRobotics Corp.
(a) (b)
............... 301,408 24,148,809
QuidelOrtho Corp.
(a) (b)
....................... 338,909 15,454,250
ResMed, Inc. ............................ 861,206 210,237,609
SI-BONE, Inc.
(a) (b)
.......................... 220,724 3,085,721
STERIS PLC ............................. 578,021 140,193,213
Stryker Corp. ............................ 1,429,659 516,478,610
Surmodics, Inc.
(a)
.......................... 83,876 3,252,711
Tandem Diabetes Care, Inc.
(a) (b)
................ 383,706 16,272,971
Teleflex, Inc. ............................. 276,166 68,301,375
TransMedics Group, Inc.
(a) (b)
................... 195,527 30,697,739
Treace Medical Concepts, Inc.
(a)
................ 256,050 1,485,090
Varex Imaging Corp.
(a)
...................... 240,575 2,867,654
Zimmer Biomet Holdings, Inc. ................. 1,193,657 128,855,273
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,942,717,759 ) ............................... 4,970,112,901
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 138,330,402 138,454,899
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 1,864,133 1,864,133
a
Total Short-Term Securities — 2.8%
(Cost: $ 140,230,715 ) ................................ 140,319,032
Total Investments — 102.7%
(Cost: $ 5,082,948,474 ) ............................... 5,110,431,933
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (135,556,082)
Net Assets — 100.0% ................................. $ 4,974,875,851
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 119,537,217  $ 18,857,392
(a)
$ —  $ 10,273  $ 50,017  $ 138,454,899  138,330,402  $ 118,273
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,174,241  —  (4,310,108)
(a)
—  —  1,864,133  1,864,133  195,738  —
$ 10,273  $ 50,017
$ 140,319,032
$ 314,011  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 22 12/20/24 $ 3,456 $ (3,276)
E-Mini Technology Select Sector Index ...................................................... 3 12/20/24 690 1,202
$ (2,074)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,202 $ — $ — $ — $ 1,202
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,276 $ — $ — $ — $ 3,276
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 957,710 $ — $ — $ — $ 957,710
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (129,860) $ — $ — $ — $ (129,860)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,215,235
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Medical Devices ETF
28
2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,970,112,901  $ —  $ —  $ 4,970,112,901
Short-Term Securities
Money Market Funds ...................................... 140,319,032  —  —  140,319,032
$ 5,110,431,933  $ —  $ —  $ 5,110,431,933
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,202  $ —  $ —  $ 1,202
Liabilities
Equity Contracts ........................................... (3,276) —  —  (3,276)
$ (2,074) $ —  $ —  $ (2,074)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  77 .3%
Antero Resources Corp.
(a)
.................... 311,932 $ 8,936,852
APA Corp. .............................. 394,686 9,654,020
California Resources Corp. ................... 74,240 3,895,373
Chord Energy Corp. ........................ 66,025 8,598,436
Civitas Resources, Inc. ...................... 96,544 4,891,885
CNX Resources Corp.
(a) (b)
.................... 161,358 5,255,430
Comstock Resources, Inc. .................... 96,965 1,079,220
ConocoPhillips ........................... 1,068,497 112,491,364
Coterra Energy, Inc. ........................ 788,799 18,891,736
Crescent Energy Co. , Class A ................. 163,553 1,790,905
Devon Energy Corp. ........................ 645,869 25,266,395
Diamondback Energy, Inc. .................... 160,800 27,721,920
EOG Resources, Inc. ....................... 523,184 64,315,009
EQT Corp. .............................. 633,824 23,223,311
Expand Energy Corp. ....................... 118,315 9,731,409
Gulfport Energy Corp.
(a)
..................... 13,524 2,046,857
Hess Corp. .............................. 204,112 27,718,410
Kosmos Energy Ltd.
(a)
....................... 503,367 2,028,569
Magnolia Oil & Gas Corp. , Class A .............. 200,767 4,902,730
Marathon Oil Corp. ......................... 596,857 15,894,302
Matador Resources Co. ..................... 123,856 6,120,964
Murphy Oil Corp. .......................... 151,335 5,106,043
Northern Oil & Gas, Inc. ..................... 106,371 3,766,597
Ovintiv, Inc. .............................. 281,740 10,793,459
Permian Resources Corp. , Class A .............. 677,110 9,215,467
Range Resources Corp. ..................... 258,307 7,945,523
Sable Offshore Corp.
(a)
...................... 49,024 1,158,437
Sitio Royalties Corp. , Class A .................. 85,899 1,790,135
SM Energy Co. ........................... 122,083 4,879,658
Southwestern Energy Co.
(a) (b)
.................. 1,176,785 8,366,941
Talos Energy, Inc.
(a) (b)
....................... 132,451 1,370,868
Tellurian, Inc.
(a)
........................... 956,542 925,933
Texas Pacific Land Corp.
(b)
................... 20,107 17,789,467
Viper Energy, Inc. ......................... 108,325 4,886,541
Vital Energy, Inc.
(a) (b)
........................ 28,868 776,549
463,226,715
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  22 .5%
Clean Energy Fuels Corp.
(a)
................... 188,321 $ 585,678
CVR Energy, Inc. .......................... 36,582 842,483
Delek U.S. Holdings, Inc. .................... 68,762 1,289,288
Green Plains, Inc.
(a)
........................ 69,725 944,077
HF Sinclair Corp. .......................... 173,060 7,713,284
Marathon Petroleum Corp. ................... 307,952 50,168,460
Par Pacific Holdings, Inc.
(a)
................... 59,952 1,055,155
PBF Energy, Inc. , Class A .................... 106,248 3,288,376
Phillips 66 ............................... 302,175 39,720,904
REX American Resources Corp
(a)
............... 16,478 762,767
Valero Energy Corp. ........................ 194,052 26,202,842
World Kinect Corp. ......................... 63,051 1,948,906
134,522,220
a
Total Long-Term Investments — 99.8%
(Cost: $ 671,111,881 ) ................................ 597,748,935
a
Short-Term Securities
Money Market Funds  —  4 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 24,504,029 24,526,083
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 1,066,706 1,066,706
a
Total Short-Term Securities — 4.3%
(Cost: $ 25,589,262 ) ................................. 25,592,789
Total Investments — 104.1%
(Cost: $ 696,701,143 ) ................................ 623,341,724
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (24,492,957)
Net Assets — 100.0% ................................. $ 598,848,767
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 15,782,140  $ 8,741,969
(a)
$ —  $ (948) $ 2,922  $ 24,526,083  24,504,029  $ 32,057
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 818,963  247,743
(a)
—  —  —  1,066,706  1,066,706  27,496  —
$ (948) $ 2,922
$ 25,592,789
$ 59,553  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Oil & Gas Exploration & Production ETF
30
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 10 12/20/24 $ 928 $ 25,874
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 25,874 $ — $ — $ — $ 25,874
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (149,811) $ — $ — $ — $ (149,811)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 2,327 $ — $ — $ — $ 2,327
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,057,340
a

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 597,748,935  $ —  $ —  $ 597,748,935
Short-Term Securities
Money Market Funds ...................................... 25,592,789  —  —  25,592,789
$ 623,341,724  $ —  $ —  $ 623,341,724
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 25,874  $ —  $ —  $ 25,874
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Oil Equipment & Services ETF
(Percentages shown are based on Net Assets)
32
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  14 .1%
Helmerich & Payne, Inc. ..................... 103,967 $ 3,162,676
Nabors Industries, Ltd.
(a)
..................... 9,464 610,144
Noble Corp. PLC , Class A .................... 143,866 5,199,317
Patterson-UTI Energy, Inc. ................... 376,550 2,880,608
Transocean, Ltd.
(a) (b)
........................ 820,284 3,486,207
Valaris, Ltd.
(a) (b)
........................... 70,132 3,909,859
19,248,811
a
Oil & Gas Equipment & Services  —  85 .6%
Archrock, Inc. ............................ 177,855 3,599,785
Atlas Energy Solutions, Inc. ................... 63,606 1,386,611
Baker Hughes Co. , Class A ................... 764,779 27,646,761
Bristow Group, Inc.
(a)
....................... 25,910 898,818
Cactus, Inc. , Class A ....................... 69,989 4,176,244
ChampionX Corp. ......................... 200,551 6,046,613
Core Laboratories, Inc.
(b)
..................... 49,387 915,141
Expro Group Holdings NV
(a)
................... 114,694 1,969,296
Halliburton Co. ........................... 205,749 5,977,008
Helix Energy Solutions Group, Inc.
(a)
............. 150,471 1,670,228
Innovex International, Inc.
(a)
................... 36,236 531,944
Kodiak Gas Services, Inc. .................... 28,135 815,915
Liberty Energy, Inc. , Class A .................. 174,057 3,322,748
NOV, Inc. ............................... 362,393 5,787,416
Oceaneering International, Inc.
(a)
............... 106,837 2,657,036
ProPetro Holding Corp.
(a)
..................... 84,382 646,366
RPC, Inc. ............................... 87,105 553,988
Schlumberger N.V. ......................... 727,166 30,504,614
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Select Water Solutions, Inc. , Class A ............. 98,482 $ 1,096,105
TechnipFMC PLC ......................... 242,512 6,361,090
TETRA Technologies, Inc.
(a)
................... 124,733 386,672
Tidewater, Inc.
(a)
.......................... 50,840 3,649,804
Weatherford International PLC ................. 64,157 5,448,212
116,048,415
a
Total Long-Term Investments — 99.7%
(Cost: $ 161,758,404 ) ................................ 135,297,226
a
Short-Term Securities
Money Market Funds  —  4 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 6,057,077 6,062,529
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 224,469 224,469
a
Total Short-Term Securities — 4.6%
(Cost: $ 6,283,091 ) .................................. 6,286,998
Total Investments — 104.3%
(Cost: $ 168,041,495 ) ................................ 141,584,224
Liabilities in Excess of Other Assets — ( 4 .3 ) % ............... (5,851,982)
Net Assets — 100.0% ................................. $ 135,732,242
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 10,829,617 $ — $ (4,769,793)
(a)
$ (12) $ 2,717 $ 6,062,529 6,057,077 $ 8,532
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 387,101 — (162,632)
(a)
— — 224,469 224,469 8,426 —
$ (12) $ 2,717
$ 6,286,998
$ 16,958 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 4 12/20/24 $ 371 $ 13,312
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 13,312 $ — $ — $ — $ 13,312
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (51,965) $ — $ — $ — $ (51,965)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (25,428) $ — $ — $ — $ (25,428)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 378,760
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Oil Equipment & Services ETF
34
2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 135,297,226  $ —  $ —  $ 135,297,226
Short-Term Securities
Money Market Funds ...................................... 6,286,998  —  —  6,286,998
$ 141,584,224  $ —  $ —  $ 141,584,224
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,312  $ —  $ —  $ 13,312
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .9%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 382,380 $ 3,181,402
Amphastar Pharmaceuticals, Inc.
(a) (b)
............. 97,993 4,755,600
ANI Pharmaceuticals, Inc.
(a)
................... 42,819 2,554,582
Arvinas, Inc.
(a)
............................ 164,777 4,058,457
Axsome Therapeutics, Inc.
(a) (b)
................. 104,065 9,352,322
Bristol-Myers Squibb Co. ..................... 610,293 31,576,560
Cassava Sciences, Inc.
(a) (b)
................... 116,396 3,425,534
Catalent, Inc.
(a)
........................... 467,107 28,292,671
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 83,144 3,212,684
Corcept Therapeutics, Inc.
(a) (b)
................. 240,026 11,108,403
Edgewise Therapeutics, Inc.
(a)
................. 150,055 4,004,968
Elanco Animal Health, Inc.
(a)
................... 1,275,847 18,742,192
Eli Lilly & Co. ............................ 161,008 142,643,427
Enliven Therapeutics, Inc.
(a)
................... 75,589 1,930,543
Harmony Biosciences Holdings, Inc.
(a) (b)
........... 77,746 3,109,840
Innoviva, Inc.
(a)
........................... 142,095 2,743,854
Intra-Cellular Therapies, Inc.
(a)
................. 253,635 18,558,473
Jazz Pharmaceuticals PLC
(a) (b)
................. 159,386 17,757,194
Johnson & Johnson ........................ 899,591 145,787,717
Ligand Pharmaceuticals, Inc.
(a)
................. 47,152 4,719,444
Merck & Co., Inc. .......................... 258,514 29,356,850
Mind Medicine MindMed, Inc.
(a) (b)
............... 188,799 1,074,266
Neumora Therapeutics, Inc.
(a) (b)
................ 214,776 2,837,191
Nuvation Bio, Inc. , Class A
(a)
.................. 435,427 997,128
Organon & Co. ........................... 664,535 12,712,555
Pacira BioSciences, Inc.
(a)
.................... 119,053 1,791,748
Perrigo Co. PLC .......................... 352,086 9,235,216
Pfizer, Inc. .............................. 999,802 28,934,270
Phathom Pharmaceuticals, Inc.
(a) (b)
.............. 92,287 1,668,549
Security Shares Value
a
Pharmaceuticals (continued)
Pliant Therapeutics, Inc.
(a) (b)
................... 138,095 $ 1,548,045
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 127,906 9,222,023
Revance Therapeutics, Inc.
(a) (b)
................. 231,155 1,199,694
Royalty Pharma PLC , Class A ................. 1,001,020 28,318,856
Supernus Pharmaceuticals, Inc.
(a) (b)
.............. 142,226 4,434,607
Tarsus Pharmaceuticals, Inc.
(a) (b)
................ 89,349 2,938,689
Theravance Biopharma, Inc.
(a)
................. 90,094 726,158
Viatris, Inc. .............................. 2,615,002 30,360,173
Zoetis, Inc. , Class A ........................ 156,083 30,495,496
a
Total Long-Term Investments — 99.9%
(Cost: $ 601,484,667 ) ................................ 659,367,381
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 20,748,281 20,766,955
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 634,993 634,993
a
Total Short-Term Securities — 3.2%
(Cost: $ 21,388,341 ) ................................. 21,401,948
Total Investments — 103.1%
(Cost: $ 622,873,008 ) ................................ 680,769,329
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (20,678,992)
Net Assets — 100.0% ................................. $ 660,090,337
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,734,244 $ 2,025,195
(a)
$ — $ (857) $ 8,373 $ 20,766,955 20,748,281 $ 297,122
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 9,437,245 — (8,802,252)
(a)
— — 634,993 634,993 21,707 —
$ (857) $ 8,373
$ 21,401,948
$ 318,829 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Pharmaceuticals ETF
36
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 4 12/20/24 $ 628 $ (7,935)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 7,935 $ — $ — $ — $ 7,935
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 26,075 $ — $ — $ — $ 26,075
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (24,721) $ — $ — $ — $ (24,721)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 388,675
a

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
37
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ..........................................
$ 659,367,381  $ —  $ —  $ 659,367,381
Short-Term Securities
Money Market Funds .......................................
21,401,948  —  —  21,401,948
$ 680,769,329  $ —  $ —  $ 680,769,329
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................
$ (7,935) $ —  $ —  $ (7,935)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
38
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Data Center REITs  —  9 .6%
Digital Realty Trust, Inc. ..................... 1,043,044 $ 168,795,811
Equinix, Inc. ............................. 318,248 282,486,472
451,282,283
a
Diversified REITs  —  1 .0%
WP Carey, Inc. ........................... 741,706 46,208,284
a
Health Care REITs  —  10 .4%
Alexandria Real Estate Equities, Inc. ............. 527,639 62,657,131
Healthcare Realty Trust, Inc. , Class A ............ 1,230,362 22,331,070
Healthpeak Properties, Inc. ................... 2,385,195 54,549,410
Omega Healthcare Investors, Inc. ............... 873,858 35,566,021
Sabra Health Care REIT, Inc. .................. 794,733 14,789,981
Ventas, Inc. ............................. 1,400,224 89,796,365
Welltower, Inc. ............................ 1,645,868 210,720,480
490,410,458
a
Hotel & Resort REITs  —  0 .9%
Host Hotels & Resorts, Inc. ................... 2,380,646 41,899,370
a
Industrial REITs  —  11 .6%
Americold Realty Trust, Inc. ................... 886,005 25,047,361
EastGroup Properties, Inc. ................... 164,876 30,802,134
First Industrial Realty Trust, Inc. ................ 448,526 25,108,486
Lineage, Inc. ............................. 201,431 15,788,162
Prologis, Inc. ............................. 3,103,527 391,913,390
Rexford Industrial Realty, Inc. ................. 742,395 37,349,892
STAG Industrial, Inc. ....................... 617,192 24,126,035
550,135,460
a
Mortgage REITs  —  2 .2%
AGNC Investment Corp. ..................... 2,651,878 27,738,644
Annaly Capital Management, Inc. ............... 1,698,011 34,079,080
Rithm Capital Corp. ........................ 1,760,754 19,984,558
Starwood Property Trust, Inc. .................. 1,076,010 21,929,084
103,731,366
a
Multi-Family Residential REITs  —  8 .7%
AvalonBay Communities, Inc. ................. 481,348 108,423,637
Camden Property Trust ...................... 361,392 44,642,754
Equity Residential ......................... 1,156,293 86,097,577
Essex Property Trust, Inc. .................... 217,622 64,289,891
Mid-America Apartment Communities, Inc. ......... 396,121 62,943,627
UDR, Inc. ............................... 1,017,220 46,120,755
412,518,241
a
Office REITs  —  1 .9%
BXP, Inc. ............................... 492,437 39,621,481
Cousins Properties, Inc. ..................... 516,065 15,213,596
Kilroy Realty Corp. ......................... 357,297 13,827,394
Vornado Realty Trust ....................... 561,637 22,128,498
90,790,969
a
Other Specialized REITs  —  6 .8%
Gaming and Leisure Properties, Inc. ............. 929,946 47,845,722
Iron Mountain, Inc.
(a)
........................ 994,153 118,135,201
Lamar Advertising Co. , Class A ................ 297,846 39,792,226
VICI Properties, Inc. ........................ 3,548,985 118,216,690
323,989,839
a
Real Estate Development  —  0 .2%
Howard Hughes Holdings, Inc.
(a) (b)
............... 102,832 7,962,282
a
Security Shares Value
a
Real Estate Operating Companies  —  0 .0%
Seaport Entertainment Group, Inc.
(a) (b)
............ 12,210 $ 334,798
a
Real Estate Services  —  6 .7%
CBRE Group, Inc. , Class A
(a) (b)
................. 1,020,854 127,075,906
CoStar Group, Inc.
(a) (b)
....................... 1,388,920 104,780,125
Jones Lang LaSalle, Inc.
(a) (b)
................... 160,867 43,403,525
Zillow Group, Inc. , Class A
(a) (b)
................. 184,267 11,411,655
Zillow Group, Inc. , Class C , NVS
(b)
.............. 509,862 32,554,689
319,225,900
a
Retail REITs  —  12 .0%
Agree Realty Corp. ........................ 340,275 25,632,916
Brixmor Property Group, Inc. .................. 1,021,291 28,453,167
Federal Realty Investment Trust ................ 254,972 29,314,131
Kimco Realty Corp. ........................ 2,284,641 53,049,364
NNN REIT, Inc. ........................... 622,457 30,182,940
Realty Income Corp. ........................ 2,951,462 187,181,720
Regency Centers Corp. ..................... 553,614 39,987,539
Simon Property Group, Inc. ................... 1,038,681 175,557,863
569,359,640
a
Self-Storage REITs  —  7 .7%
CubeSmart .............................. 763,232 41,084,779
Extra Space Storage, Inc. .................... 718,236 129,418,945
Public Storage ............................ 533,828 194,243,994
364,747,718
a
Single-Family Residential REITs  —  4 .4%
American Homes 4 Rent , Class A ............... 1,066,349 40,937,138
Equity LifeStyle Properties, Inc. ................ 632,130 45,096,154
Invitation Homes, Inc. ....................... 1,930,820 68,080,713
Sun Communities, Inc. ...................... 397,183 53,679,282
207,793,287
a
Telecom Tower REITs  —  13 .2%
American Tower Corp. ...................... 1,565,598 364,095,471
Crown Castle, Inc. ......................... 1,472,796 174,717,789
SBA Communications Corp. , Class A ............. 364,227 87,669,439
626,482,699
a
Timber REITs  —  2 .3%
PotlatchDeltic Corp. ........................ 242,863 10,940,978
Rayonier, Inc. ............................ 454,872 14,637,781
Weyerhaeuser Co. ......................... 2,464,962 83,463,613
109,042,372
a
Total Common Stocks — 99.6%
(Cost: $ 5,253,140,005 ) ............................... 4,715,914,966
a
Rights
Real Estate Operating Companies  —  0 .0%
Seaport Entertainment Group, Inc. , (Expires
10/11/24)
(a) (b)
........................... 14,521 42,837
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 42,837
Total Long-Term Investments — 99.6%
(Cost: $ 5,253,140,005 ) ............................... 4,715,957,803

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 23,277,169 $ 23,298,119
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 7,075,877 7,075,877
a
Total Short-Term Securities — 0.7%
(Cost: $ 30,367,778 ) ................................. 30,373,996
Total Investments — 100.3%
(Cost: $ 5,283,507,783 ) ............................... 4,746,331,799
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (11,935,699)
Net Assets — 100.0% ................................. $ 4,734,396,100
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,925,989 $ 9,359,844
(a)
$ — $ 7,210 $ 5,076 $ 23,298,119 23,277,169 $ 71,927
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,123,907 2,951,970
(a)
— — — 7,075,877 7,075,877 157,545 —
$ 7,210 $ 5,076
$ 30,373,996
$ 229,472 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 457 12/20/24 $ 17,988 $ (36,240)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 36,240 $ — $ — $ — $ 36,240
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Real Estate ETF
40
2024
iShares Semi-Annual Financial Statements and Additional Information
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 437,560 $ — $ — $ — $ 437,560
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (254,325) $ — $ — $ — $ (254,325)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 23,371,585
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,715,914,966  $ —  $ —  $ 4,715,914,966
Rights ................................................ 42,837  —  —  42,837
Short-Term Securities
Money Market Funds ...................................... 30,373,996  —  —  30,373,996
$ 4,746,331,799  $ —  $ —  $ 4,746,331,799
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (36,240) $ —  $ —  $ (36,240)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  42 .6%
Comerica, Inc. ............................ 165,848 $ 9,935,954
Fifth Third Bancorp ........................ 703,084 30,120,119
First Citizens BancShares, Inc. , Class A ........... 14,367 26,448,929
KeyCorp ................................ 1,145,998 19,195,466
PNC Financial Services Group, Inc. (The) ......... 471,461 87,149,566
U.S. Bancorp ............................ 1,850,830 84,638,456
257,488,490
a
Regional Banks  —  57 .2%
Bank OZK .............................. 130,293 5,601,296
BOK Financial Corp. ........................ 27,770 2,905,297
Citizens Financial Group, Inc. ................. 553,541 22,733,929
Commerce Bancshares, Inc. .................. 144,856 8,604,446
Cullen/Frost Bankers, Inc. .................... 79,053 8,842,869
East West Bancorp, Inc. ..................... 171,143 14,160,372
First Financial Bankshares, Inc. ................ 158,750 5,875,337
First Horizon Corp. ......................... 661,699 10,276,185
FNB Corp. .............................. 443,983 6,264,600
Glacier Bancorp, Inc. ....................... 140,016 6,398,731
Home BancShares, Inc. ..................... 229,298 6,211,683
Huntington Bancshares, Inc. .................. 1,793,399 26,362,965
M&T Bank Corp. .......................... 157,571 28,066,547
Pinnacle Financial Partners, Inc. ................ 94,485 9,256,695
Popular, Inc. ............................. 89,314 8,955,515
Prosperity Bancshares, Inc. ................... 117,626 8,477,306
Regions Financial Corp. ..................... 1,129,953 26,361,803
SouthState Corp. .......................... 94,096 9,144,249
Security Shares Value
a
Regional Banks (continued)
Synovus Financial Corp. ..................... 177,770 $ 7,905,432
TFS Financial Corp. ........................ 66,374 853,570
Truist Financial Corp. ....................... 1,588,332 67,932,960
UMB Financial Corp. ....................... 54,774 5,757,295
United Bankshares, Inc. ..................... 169,827 6,300,582
Valley National Bancorp ..................... 528,161 4,785,139
Webster Financial Corp. ..................... 211,667 9,865,799
Western Alliance Bancorp .................... 134,696 11,649,857
Wintrust Financial Corp. ..................... 82,113 8,911,724
Zions Bancorp NA ......................... 182,369 8,611,464
347,073,647
a
Total Long-Term Investments — 99.8%
(Cost: $ 662,473,175 ) ................................ 604,562,137
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(a) (b)
............................. 728,454 728,454
a
Total Short-Term Securities — 0.1%
(Cost: $ 728,454 ) ................................... 728,454
Total Investments — 99.9%
(Cost: $ 663,201,629 ) ................................ 605,290,591
Other Assets Less Liabilities — 0 .1% ..................... 885,800
Net Assets — 100.0% ................................. $ 606,176,391
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 494,860 $ — $ (495,881)
(b)
$ 1,005 $ 16 $ — — $ 52
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 864,846 — (136,392)
(b)
— — 728,454 728,454 27,919 —
$ 1,005 $ 16
$ 728,454
$ 27,971 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
U.S. Regional Banks ETF
42
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 13 12/20/24 $ 1,833 $ 22,047
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 22,047 $ — $ — $ — $ 22,047
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 92,278 $ — $ — $ — $ 92,278
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (10,071) $ — $ — $ — $ (10,071)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,877,025
a

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
43
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 604,562,137  $ —  $ —  $ 604,562,137
Short-Term Securities
Money Market Funds ...................................... 728,454  —  —  728,454
$ 605,290,591  $ —  $ —  $ 605,290,591
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 22,047  $ —  $ —  $ 22,047
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
U.S. Telecommunications ETF
(Percentages shown are based on Net Assets)
44
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Common Stocks
Alternative Carriers  —  7 .8%
Iridium Communications, Inc. .................. 330,925 $ 10,076,666
Liberty Global, Ltd. , Class A
(a) (b)
................ 232,271 4,903,241
Liberty Global, Ltd. , Class C
(a) (b)
................ 224,332 4,847,814
19,827,721
a
Cable & Satellite  —  12 .7%
Charter Communications, Inc. , Class A
(a) (b)
......... 28,404 9,205,168
Comcast Corp. , Class A ..................... 277,032 11,571,627
Liberty Broadband Corp. , Class A
(a)
.............. 19,780 1,519,500
Liberty Broadband Corp. , Class C , NVS
(a)
......... 132,043 10,205,603
32,501,898
a
Communications Equipment  —  40 .8%
Arista Networks, Inc.
(a)
...................... 29,135 11,182,596
Ciena Corp.
(a)
............................ 169,272 10,425,462
Cisco Systems, Inc. ........................ 803,626 42,768,976
Juniper Networks, Inc. ...................... 235,683 9,186,923
Lumentum Holdings, Inc.
(a) (b)
.................. 166,324 10,541,615
Motorola Solutions, Inc. ..................... 22,465 10,100,938
Ubiquiti, Inc. ............................. 44,968 9,970,305
104,176,815
a
Integrated Telecommunication Services  —  30 .7%
AT&T, Inc. ............................... 1,443,571 31,758,562
Frontier Communications Parent, Inc.
(a)
........... 250,805 8,911,102
Verizon Communications, Inc. ................. 838,500 37,657,035
78,326,699
a
Security Shares Value
a
Movies & Entertainment  —  3 .8%
Roku, Inc. , Class A
(a)
....................... 128,820 $ 9,617,701
a
Wireless Telecommunication Services  —  4 .1%
T-Mobile U.S., Inc. ......................... 50,791 10,481,231
a
Total Long-Term Investments — 99.9%
(Cost: $ 259,755,489 ) ................................ 254,932,065
a
Short-Term Securities
Money Market Funds  —  9 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.05%
(c) (d) (e)
............................ 23,130,702 23,151,519
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................. 315,889 315,889
a
Total Short-Term Securities — 9.2%
(Cost: $ 23,456,817 ) ................................. 23,467,408
Total Investments — 109.1%
(Cost: $ 283,212,306 ) ................................ 278,399,473
Liabilities in Excess of Other Assets — ( 9 .1 ) % ............... (23,169,422)
Net Assets — 100.0% ................................. $ 255,230,051
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,780,032 $ 6,364,009
(a)
$ — $ 278 $ 7,200 $ 23,151,519 23,130,702 $ 13,556
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 253,627 62,262
(a)
— — — 315,889 315,889 8,745 —
$ 278 $ 7,200
$ 23,467,408
$ 22,301 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 2 12/20/24 $ 189 $ 1,130

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
45
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,130 $ — $ — $ — $ 1,130
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 21,891 $ — $ — $ — $ 21,891
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (4,609) $ — $ — $ — $ (4,609)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 267,440
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 254,932,065  $ —  $ —  $ 254,932,065
Short-Term Securities
Money Market Funds ...................................... 23,467,408  —  —  23,467,408
$ 278,399,473  $ —  $ —  $ 278,399,473
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,130  $ —  $ —  $ 1,130
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
September 30, 2024
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 6,165,532,812  $ 1,353,880,001  $ 778,493,222  $ 3,626,217,528
Investments, at value — affiliated
(c)
......................................... 99,989,710  14,598,760  27,969,367  61,395,635
Cash ............................................................. —  —  3,230  3,300
Cash pledged:
Futures contracts ................................................... 323,000  86,000  29,000  225,000
Receivables:
Securities lending income — affiliated ..................................... 75,068  9,133  6,744  9,069
Dividends — unaffiliated .............................................. 1,981,018  —  110,064  676,498
Dividends — affiliated ................................................ 41,775  10,629  4,679  22,423
Variation margin on futures contracts ...................................... 35,960  4,900  3,800  2,640
Total assets ........................................................
6,267,979,343  1,368,589,423  806,620,106  3,688,552,093
LIABILITIES
Collateral on securities loaned ............................................ 91,929,481  12,580,397  27,074,481  57,648,198
Payables:
Capital shares redeemed .............................................. 39,748  —  —  —
Investment advisory fees .............................................. 1,944,109  429,368  244,927  1,095,366
Total liabilities .......................................................
93,913,338  13,009,765  27,319,408  58,743,564
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 6,174,066,005  $ 1,355,579,658  $ 779,300,698  $ 3,629,808,529
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 5,457,529,864  $ 1,316,007,645  $ 1,018,345,411  $ 3,153,393,834
Accumulated earnings (loss) ............................................. 716,536,141  39,572,013  (239,044,713) 476,414,695
NET ASSETS .......................................................
$ 6,174,066,005  $ 1,355,579,658  $ 779,300,698  $ 3,629,808,529
NET ASSET VALUE
Shares outstanding ................................................... 41,250,000  10,550,000  13,650,000  28,550,000
Net asset value ...................................................... $ 149.67  $ 128.49  $ 57.09  $ 127.14
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 89,393,691  $ 11,818,087  $ 26,428,830  $ 56,842,828
(b)
Investments, at cost — unaffiliated ....................................... $ 4,797,816,293  $ 1,194,779,699  $ 792,572,829  $ 3,258,328,421
(c)
Investments, at cost — affiliated ......................................... $ 99,904,851  $ 14,598,149  $ 27,940,949  $ 61,357,461

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2024
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical
Devices ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,720,419,382  $ 760,393,007  $ 5,970,436  $ 4,970,112,901
Investments, at value — affiliated
(c)
......................................... 71,943,727  4,307,378  12,414  140,319,032
Cash ............................................................. 1,654  5,963  512  —
Cash pledged:
Futures contracts ................................................... 308,000  60,000  1,000  120,000
Receivables:
Securities lending income — affiliated ..................................... 33,866  611  —  24,300
Dividends — unaffiliated .............................................. 2,624,193  613,848  2,615  4,150,619
Dividends — affiliated ................................................ 25,831  7,636  59  25,737
Variation margin on futures contracts ...................................... 13,040  4,725  87  14,737
Unrealized appreciation on:
OTC swaps ....................................................... 116,856  —  —  —
Total assets ........................................................
2,795,486,549  765,393,168  5,987,123  5,114,767,326
LIABILITIES
Collateral on securities loaned ............................................ 27,041,916  3,304,626  —  138,314,401
Payables:
Capital shares redeemed .............................................. —  —  —  9,822
Investment advisory fees .............................................. 658,382  225,874  1,912  1,567,252
Total liabilities .......................................................
27,700,298  3,530,500  1,912  139,891,475
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,767,786,251  $ 761,862,668  $ 5,985,211  $ 4,974,875,851
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 2,325,560,585  $ 602,718,840  $ 5,858,228  $ 5,192,021,805
Accumulated earnings (loss) ............................................. 442,225,666  159,143,828  126,983  (217,145,954)
NET ASSETS .......................................................
$ 2,767,786,251  $ 761,862,668  $ 5,985,211  $ 4,974,875,851
NET ASSET VALUE
Shares outstanding ................................................... 58,900,000  5,900,000  240,000  83,950,000
Net asset value ...................................................... $ 46.99  $ 129.13  $ 24.94  $ 59.26
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 25,774,594  $ 3,211,135  $ —  $ 138,144,812
(b)
Investments, at cost — unaffiliated ....................................... $ 2,278,754,999  $ 629,679,957  $ 5,850,784  $ 4,942,717,759
(c)
Investments, at cost — affiliated ......................................... $ 76,185,270  $ 4,306,921  $ 12,414  $ 140,230,715

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2024
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 597,748,935  $ 135,297,226  $ 659,367,381  $ 4,715,957,803
Investments, at value — affiliated
(c)
....................................... 25,592,789  6,286,998  21,401,948  30,373,996
Cash ........................................................... 17,300  6,920  —  —
Cash pledged:
Futures contracts ................................................. 67,000  27,000  29,000  520,000
Receivables:
Investments sold ................................................. 61,190  —  —  —
Securities lending income — affiliated ................................... 1,534  1,186  84,347  16,142
Capital shares sold ................................................ —  —  —  236,126
Dividends — unaffiliated ............................................ 55,872  215,722  167,003  12,086,294
Dividends — affiliated .............................................. 5,914  1,457  4,897  38,838
Variation margin on futures contracts .................................... 6,800  2,720  3,800  85,247
Total assets ......................................................
623,557,334  141,839,229  681,058,376  4,759,314,446
LIABILITIES
Collateral on securities loaned .......................................... 24,518,053  6,053,223  20,757,586  23,273,992
Payables:
Capital shares redeemed ............................................ —  9,796  —  177,095
Investment advisory fees ............................................ 190,514  43,968  210,453  1,467,259
Total liabilities .....................................................
24,708,567  6,106,987  20,968,039  24,918,346
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 598,848,767  $ 135,732,242  $ 660,090,337  $ 4,734,396,100
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 884,462,768  $ 483,601,118  $ 775,360,829  $ 5,764,682,018
Accumulated loss .................................................. (285,614,001) (347,868,876) (115,270,492) (1,030,285,918)
NET ASSETS .....................................................
$ 598,848,767  $ 135,732,242  $ 660,090,337  $ 4,734,396,100
NET ASSET VALUE
Shares outstanding ................................................. 6,550,000  6,750,000  9,350,000  46,450,000
Net asset value .................................................... $ 91.43  $ 20.11  $ 70.60  $ 101.92
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 24,111,137  $ 5,826,552  $ 20,715,769  $ 22,971,228
(b)
Investments, at cost — unaffiliated ..................................... $ 671,111,881  $ 161,758,404  $ 601,484,667  $ 5,253,140,005
(c)
Investments, at cost — affiliated ....................................... $ 25,589,262  $ 6,283,091  $ 21,388,341  $ 30,367,778

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2024
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 604,562,137  $ 254,932,065
Investments, at value — affiliated
(c)
....................................................................... 728,454  23,467,408
Cash ........................................................................................... 1,504  560
Cash pledged:
Futures contracts ................................................................................. 74,000  11,000
Receivables:
Securities lending income — affiliated ................................................................... —  2,237
Capital shares sold ................................................................................ —  7,596
Dividends — unaffiliated ............................................................................ 2,396,596  22,234
Dividends — affiliated .............................................................................. 6,304  1,900
Variation margin on futures contracts .................................................................... 6,641  612
Total assets ......................................................................................
607,775,636  278,445,612
LIABILITIES
Collateral on securities loaned .......................................................................... —  23,140,874
Payables:
Investments purchased ............................................................................. 1,029,096  —
Capital shares redeemed ............................................................................ 372,338  —
Investment advisory fees ............................................................................ 197,811  74,687
Total liabilities .....................................................................................
1,599,245  23,215,561
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 606,176,391  $ 255,230,051
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 857,003,874  $ 615,617,033
Accumulated loss .................................................................................. (250,827,483) (360,386,982)
NET ASSETS .....................................................................................
$ 606,176,391  $ 255,230,051
NET ASSET VALUE
Shares outstanding ................................................................................. 12,750,000  10,100,000
Net asset value .................................................................................... $ 47.54  $ 25.27
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ —  $ 22,431,720
(b)
Investments, at cost — unaffiliated ..................................................................... $ 662,473,175  $ 259,755,489
(c)
Investments, at cost — affiliated ....................................................................... $ 728,454  $ 23,456,817

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended September 30, 2024
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 36,357,164  $ 9,368,312  $ 4,213,395  $ 11,401,031
Dividends — affiliated .............................................. 222,313  56,516  21,366  121,542
Interest — unaffiliated .............................................. 21,557  2,372  1,185  20,638
Securities lending income — affiliated — net ............................... 545,267  86,241  45,072  49,619
Total investment income ..............................................
37,146,301  9,513,441  4,281,018  11,592,830
EXPENSES
Investment advisory ............................................... 12,048,659  2,179,151  1,494,128  5,688,311
Interest expense ................................................. 93  2  2  8
Total expenses .................................................... 12,048,752  2,179,153  1,494,130  5,688,319
Net investment income ...............................................
25,097,549  7,334,288  2,786,888  5,904,511
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (75,340,909) (3,755,130) (3,307,180) (3,308,159)
Investments — affiliated ........................................... 34,303  4,847  6,801  8,156
Futures contracts ............................................... 339,730  25,210  31,749  775,605
In-kind redemptions — unaffiliated
(a)
................................... 323,756,336  35,015,951  10,606,770  324,907,314
248,789,460  31,290,878  7,338,140  322,382,916
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 537,715,703  102,275,098  23,786,527  (38,444,556)
Investments — affiliated ........................................... 38,847  602  8,196  19,839
Futures contracts ............................................... 4,522  18,809  (16,236) (20,031)
537,759,072  102,294,509  23,778,487  (38,444,748)
Net realized and unrealized gain ........................................
786,548,532  133,585,387  31,116,627  283,938,168
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 811,646,081  $ 140,919,675  $ 33,903,515  $ 289,842,679
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2024
Statements of Operations
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
(a)
iShares
U.S. Medical
Devices ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................. $ 28,852,163  $ 5,393,811  $ 17,957  $ 21,527,985
Dividends — affiliated ............................................... 406,202  28,375  91  195,738
Interest — unaffiliated ............................................... 11,813  2,956  1  23,250
Securities lending income — affiliated — net ................................ 109,450  6,690  —  118,273
Foreign taxes withheld .............................................. (372,287) (11,170) —  —
Total investment income ...............................................
29,007,341  5,420,662  18,049  21,865,246
EXPENSES
Investment advisory ................................................ 3,714,251  1,220,782  4,650  9,884,114
Interest expense .................................................. 27  212  3  39
Total expenses ..................................................... 3,714,278  1,220,994  4,653  9,884,153
Net investment income ................................................
25,293,063  4,199,668  13,396  11,981,093
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated .......................................... (30,358,746) (438,417) 5,527  (37,297,097)
Investments — affiliated ............................................ (586,673) 2,093  —  10,273
Futures contracts ................................................ 134,129  69,275  46  957,710
In-kind redemptions — unaffiliated
(b)
.................................... 82,181,780  38,112,757  —  228,558,064
In-kind redemptions — affiliated
(b)
..................................... 9,683  —  —  —
Swaps   ....................................................... (5,173) —  —  —
51,375,000  37,745,708  5,573  192,228,950
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................... 163,297,005  21,239,536  119,652  (162,006,323)
Investments — affiliated ............................................ (4,254,317) 454  —  50,017
Futures contracts ................................................ (112,605) (39,046) 213  (129,860)
Swaps   ....................................................... 117,746  —  —  —
159,047,829  21,200,944  119,865  (162,086,166)
Net realized and unrealized gain .........................................
210,422,829  58,946,652  125,438  30,142,784
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................
$ 235,715,892  $ 63,146,320  $ 138,834  $ 42,123,877
(a)
For the period from July 17, 2024 (commencement of operations) to September 30, 2024.
(b)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2024
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 10,078,298  $ 1,775,318  $ 6,835,324  $ 62,699,177
Dividends — affiliated .............................................. 27,496  8,426  21,707  157,545
Interest — unaffiliated .............................................. 3,659  1,267  4,882  22,871
Securities lending income — affiliated — net ............................... 32,057  8,532  297,122  71,927
Total investment income ..............................................
10,141,510  1,793,543  7,159,035  62,951,520
EXPENSES
Investment advisory ............................................... 1,426,536  389,600  1,290,665  7,008,364
Interest expense ................................................. 2  —  —  51
Total expenses .................................................... 1,426,538  389,600  1,290,665  7,008,415
Net investment income ...............................................
8,714,972  1,403,943  5,868,370  55,943,105
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (4,493,121) (5,512,571) (2,362,542) (91,562,298)
Investments — affiliated ........................................... (948) (12) (857) 7,210
Futures contracts ............................................... (149,811) (51,965) 26,075  437,560
In-kind redemptions — unaffiliated
(a)
................................... 26,323,838  305,305  34,969,471  77,406,932
21,679,958  (5,259,243) 32,632,147  (13,710,596)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (141,505,302) (31,366,328) (6,649,293) 425,720,605
Investments — affiliated ........................................... 2,922  2,717  8,373  5,076
Futures contracts ............................................... 2,327  (25,428) (24,721) (254,325)
(141,500,053) (31,389,039) (6,665,641) 425,471,356
Net realized and unrealized gain (loss) ....................................
(119,820,095) (36,648,282) 25,966,506  411,760,760
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (111,105,123) $ (35,244,339) $ 31,834,876  $ 467,703,865
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2024
Statements of Operations
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 11,502,124  $ 2,899,568
Dividends — affiliated .............................................................................. 27,919  8,745
Interest — unaffiliated .............................................................................. 2,135  845
Securities lending income — affiliated — net ............................................................... 52  13,556
Foreign taxes withheld ............................................................................. (17,936) —
Total investment income ..............................................................................
11,514,294  2,922,714
EXPENSES
Investment advisory ............................................................................... 1,167,841  425,978
Interest expense ................................................................................. 1  2
Total expenses .................................................................................... 1,167,842  425,980
Net investment income ...............................................................................
10,346,452  2,496,734
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (9,489,717) (26,705,802)
Investments — affiliated ........................................................................... 1,005  278
Futures contracts ............................................................................... 92,278  21,891
In-kind redemptions — unaffiliated
(a)
................................................................... 7,390,060  18,234,120
(2,006,374) (8,449,513)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 52,801,030  40,281,282
Investments — affiliated ........................................................................... 16  7,200
Futures contracts ............................................................................... (10,071) (4,609)
52,790,975  40,283,873
Net realized and unrealized gain ........................................................................
50,784,601  31,834,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 61,131,053  $ 34,331,094
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 25,097,549  $ 55,097,238  $ 7,334,288  $ 8,309,558
Net realized gain (loss) ....................................... 248,789,460  444,583,574  31,290,878  (3,291,313)
Net change in unrealized appreciation (depreciation) ................... 537,759,072  329,999,505  102,294,509  95,219,170
Net increase in net assets resulting from operations ......................
811,646,081  829,680,317  140,919,675  100,237,415
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(23,462,431)
(b)
(55,466,658) (7,541,378)
(b)
(8,530,172)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(702,105,304) (515,730,895) 741,036,144  (370,849,207)
NET ASSETS
Total increase (decrease) in net assets .............................. 86,078,346  258,482,764  874,414,441  (279,141,964)
Beginning of period ...........................................
6,087,987,659  5,829,504,895  481,165,217  760,307,181
End of period ...............................................
$ 6,174,066,005  $ 6,087,987,659  $ 1,355,579,658  $ 481,165,217
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 2,786,888  $ 7,340,730  $ 5,904,511  $ 13,108,164
Net realized gain (loss) ....................................... 7,338,140  (14,167,401) 322,382,916  550,914,393
Net change in unrealized appreciation (depreciation) ................... 23,778,487  107,909,237  (38,444,748) 567,024,120
Net increase in net assets resulting from operations ......................
33,903,515  101,082,566  289,842,679  1,131,046,677
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(2,765,223)
(b)
(7,339,501) (5,936,373)
(b)
(13,033,877)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(109,130,651) (398,988,676) 9,120,430  581,297,720
NET ASSETS
Total increase (decrease) in net assets .............................. (77,992,359) (305,245,611) 293,026,736  1,699,310,520
Beginning of period ...........................................
857,293,057  1,162,538,668  3,336,781,793  1,637,471,273
End of period ...............................................
$ 779,300,698  $ 857,293,057  $ 3,629,808,529  $ 3,336,781,793
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 25,293,063  $ 42,269,697  $ 4,199,668  $ 6,816,080
Net realized gain ........................................... 51,375,000  76,137,480  37,745,708  6,413,770
Net change in unrealized appreciation (depreciation) ................... 159,047,829  239,989,316  21,200,944  138,578,165
Net increase in net assets resulting from operations ......................
235,715,892  358,396,493  63,146,320  151,808,015
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(24,226,011)
(b)
(41,958,905) (4,199,873)
(b)
(6,870,131)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
198,340,942  247,225,811  51,872,381  56,445,787
NET ASSETS
Total increase in net assets ...................................... 409,830,823  563,663,399  110,818,828  201,383,671
Beginning of period ...........................................
2,357,955,428  1,794,292,029  651,043,840  449,660,169
End of period ...............................................
$ 2,767,786,251  $ 2,357,955,428  $ 761,862,668  $ 651,043,840
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical Devices ETF
Period From
07/17/24
(a)
to 09/30/24
(unaudited)
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................................... $ 13,396  $ 11,981,093  $ 29,024,168
Net realized gain ............................................................. 5,573  192,228,950  113,924,878
Net change in unrealized appreciation (depreciation) ..................................... 119,865  (162,086,166) 287,334,507
Net increase in net assets resulting from operations ........................................
138,834  42,123,877  430,283,553
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............................
(11,851)
(c)
(11,654,614)
(c)
(30,879,217)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......................
5,858,228  (815,832,572) (641,500,647)
NET ASSETS
Total increase (decrease) in net assets ................................................ 5,985,211  (785,363,309) (242,096,311)
Beginning of period .............................................................
—  5,760,239,160  6,002,335,471
End of period .................................................................
$ 5,985,211  $ 4,974,875,851  $ 5,760,239,160
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil & Gas Exploration & Production ETF
iShares
U.S. Oil Equipment & Services ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 8,714,972  $ 19,958,285  $ 1,403,943  $ 3,102,296
Net realized gain (loss) ....................................... 21,679,958  53,239,267  (5,259,243) (2,763,491)
Net change in unrealized appreciation (depreciation) ................... (141,500,053) 80,219,386  (31,389,039) 29,416,993
Net increase (decrease) in net assets resulting from operations ..............
(111,105,123) 153,416,938  (35,244,339) 29,755,798
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(8,661,504)
(b)
(20,716,909) (1,405,420)
(b)
(3,066,942)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(62,128,847) (81,452,219) (117,345,512) 39,792,921
NET ASSETS
Total increase (decrease) in net assets .............................. (181,895,474) 51,247,810  (153,995,271) 66,481,777
Beginning of period ...........................................
780,744,241  729,496,431  289,727,513  223,245,736
End of period ...............................................
$ 598,848,767  $ 780,744,241  $ 135,732,242  $ 289,727,513
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Pharmaceuticals ETF
iShares
U.S. Real Estate ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 5,868,370  $ 8,271,345  $ 55,943,105  $ 100,802,663
Net realized gain (loss) ....................................... 32,632,147  28,777,620  (13,710,596) (108,905,354)
Net change in unrealized appreciation (depreciation) ................... (6,665,641) 71,240,919  425,471,356  300,775,722
Net increase in net assets resulting from operations ......................
31,834,876  108,289,884  467,703,865  292,673,031
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(6,398,622)
(b)
(7,160,972) (51,910,901)
(b)
(96,113,767)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(24,076,709) 180,442,932  88,663,993  800,998,097
NET ASSETS
Total increase in net assets ...................................... 1,359,545  281,571,844  504,456,957  997,557,361
Beginning of period ...........................................
658,730,792  377,158,948  4,229,939,143  3,232,381,782
End of period ...............................................
$ 660,090,337  $ 658,730,792  $ 4,734,396,100  $ 4,229,939,143
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Regional Banks ETF
iShares
U.S. Telecommunications ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 10,346,452  $ 28,999,138  $ 2,496,734  $ 5,878,888
Net realized loss ........................................... (2,006,374) (24,949,279) (8,449,513) (86,383,147)
Net change in unrealized appreciation (depreciation) ................... 52,790,975  163,410,865  40,283,873  66,433,694
Net increase (decrease) in net assets resulting from operations ..............
61,131,053  167,460,724  34,331,094  (14,070,565)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(10,568,204)
(b)
(29,363,126) (2,485,986)
(b)
(5,880,762)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ............
(94,957,674) (287,391,735) (7,415,534) (51,378,921)
NET ASSETS
Total increase (decrease) in net assets .............................. (44,394,825) (149,294,137) 24,429,574  (71,330,248)
Beginning of period ...........................................
650,571,216  799,865,353  230,800,477  302,130,725
End of period ...............................................
$ 606,176,391  $ 650,571,216  $ 255,230,051  $ 230,800,477
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period .......
$ 131.92  $ 115.09  $ 110.71  $ 104.13  $ 71.94  $ 99.80
Net investment income
(b)
............... 0.55  1.14  1.20  0.72  0.89  1.69
Net realized and unrealized gain (loss)
(c)
.....
17.73  16.85  4.36  6.55  32.23  (27.74)
Net increase (decrease) from investment
operations .........................
18.28  17.99  5.56  7.27  33.12  (26.05)
Distributions from net investment income
(d)
..... (0.53)
(e)
(1.16) (1.18) (0.69) (0.93) (1.81)
Net asset value, end of period ............
$ 149.67  $ 131.92  $ 115.09  $ 110.71  $ 104.13  $ 71.94
Total Return
(f)
– – – – – –
Based on net asset value ................
13.88%
(g)
15.74% 5.16% 7.00% 46.23% (26.58)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.38%
(i)
0.40% 0.40% 0.39% 0.42% 0.42%
Net investment income ..................
0.80%
(i)
0.97% 1.13% 0.68% 1.04% 1.57%
Supplemental Data
Net assets, end of period (000) ............
$ 6,174,066  $ 6,087,988  $ 5,829,505  $ 3,670,015  $ 2,962,613  $ 2,834,403
Portfolio turnover rate
(j)
..................
27% 17% 20% 27% 49% 20%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 115.94  $ 91.60  $ 99.82  $ 92.12  $ 51.30  $ 58.82
Net investment income
(a)
.............. 0.77  1.75  1.89  1.80  1.07  1.03
Net realized and unrealized gain (loss)
(b)
....
12.51  24.47  (8.35) 7.84  40.82  (7.46)
Net increase (decrease) from investment
operations ........................
13.28  26.22  (6.46) 9.64  41.89  (6.43)
Distributions from net investment income
(c)
.... (0.73)
(d)
(1.88) (1.76) (1.94) (1.07) (1.09)
Net asset value, end of period ...........
$ 128.49  $ 115.94  $ 91.60  $ 99.82  $ 92.12  $ 51.30
Total Return
(e)
– – – – – –
Based on net asset value ...............
11.49%
(f)
29.02% (6.43)% 10.38% 82.40% (11.15)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.38%
(h)
0.40% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
1.29%
(h)
1.82% 1.99% 1.70% 1.48% 1.60%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,355,580  $ 481,165  $ 760,307  $ 573,974  $ 409,948  $ 141,086
Portfolio turnover rate
(i)
.................
8% 38% 56% 24% 37% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period .......
$ 54.60  $ 49.47  $ 56.54  $ 50.27  $ 33.37  $ 33.61
Net investment income
(b)
............... 0.19  0.39  0.41  0.33  0.26  0.25
Net realized and unrealized gain (loss)
(c)
.....
2.50  5.16  (7.07) 6.27  16.91  (0.22)
Net increase (decrease) from investment
operations .........................
2.69  5.55  (6.66) 6.60  17.17  0.03
Distributions from net investment income
(d)
..... (0.20)
(e)
(0.42) (0.41) (0.33) (0.27) (0.27)
Net asset value, end of period ............
$ 57.09  $ 54.60  $ 49.47  $ 56.54  $ 50.27  $ 33.37
Total Return
(f)
– – – – – –
Based on net asset value ................
4.93%
(g)
11.30% (11.81)% 13.15% 51.63% 0.10%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0.38%
(i)
0.40% 0.40% 0.39% 0.42% 0.42%
Net investment income ..................
0.72%
(i)
0.76% 0.77% 0.61% 0.61% 0.70%
Supplemental Data
Net assets, end of period (000) ............
$ 779,301  $ 857,293  $ 1,162,539  $ 1,328,742  $ 1,143,723  $ 784,201
Portfolio turnover rate
(j)
..................
6% 24% 20% 24% 27% 30%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 115.86  $ 70.28  $ 59.23  $ 67.84  $ 28.94  $ 35.26
Net investment income
(a)
.............. 0.22  0.52  0.50  0.36  0.27  0.23
Net realized and unrealized gain (loss)
(b)
....
11.27  45.55  11.06  (8.59) 38.89  (6.31)
Net increase (decrease) from investment
operations ........................
11.49  46.07  11.56  (8.23) 39.16  (6.08)
Distributions from net investment income
(c)
.... (0.21)
(d)
(0.49) (0.51) (0.38) (0.26) (0.24)
Net asset value, end of period ...........
$ 127.14  $ 115.86  $ 70.28  $ 59.23  $ 67.84  $ 28.94
Total Return
(e)
– – – – – –
Based on net asset value ...............
9.94%
(f)
65.77% 19.69% (12.21)% 135.53% (17.40)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.38%
(h)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
0.40%
(h)
0.59% 0.84% 0.50% 0.50% 0.55%
Supplemental Data
Net assets, end of period (000) ...........
$ 3,629,809  $ 3,336,782  $ 1,637,471  $ 1,764,976  $ 2,645,573  $ 707,640
Portfolio turnover rate
(i)
.................
6% 8% 9% 5% 14% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 43.34  $ 37.34  $ 38.92  $ 34.56  $ 20.27  $ 26.31
Net investment income
(a)
.............. 0.45  0.79  0.72  0.67  0.77  0.49
Net realized and unrealized gain (loss)
(b)
....
3.62  5.99  (1.57) 4.38  14.10  (6.00)
Net increase (decrease) from investment
operations ........................
4.07  6.78  (0.85) 5.05  14.87  (5.51)
Distributions
(c)
– – – – – –
From net investment income ........... (0.42)
(d)
(0.78) (0.73) (0.69) (0.58) (0.47)
Return of capital ....................
—  —  —  —  —  (0.06)
Total distributions ....................
(0.42) (0.78) (0.73) (0.69) (0.58) (0.53)
Net asset value, end of period ...........
$ 46.99  $ 43.34  $ 37.34  $ 38.92  $ 34.56  $ 20.27
Total Return
(e)
– – – – – –
Based on net asset value ...............
9.43%
(f)
18.41% (2.08)% 14.78% 74.11% (21.26)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.30%
(h)
0.30% 0.30% 0.35% 0.40% 0.40%
Net investment income .................
2.05%
(h)
2.06% 1.96% 1.85% 2.54% 1.84%
Supplemental Data
Net assets, end of period (000) ...........
$ 2,767,786  $ 2,357,955  $ 1,794,292  $ 899,114  $ 369,805  $ 5,068
Portfolio turnover rate
(i)
.................
11% 32% 26% 33% 65% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 117.31  $ 85.65  $ 91.15  $ 74.17  $ 49.76  $ 63.64
Net investment income
(a)
.............. 0.78  1.54  1.57  1.67  1.51  1.35
Net realized and unrealized gain (loss)
(b)
....
11.79  31.69  (5.57) 16.94  24.37  (13.77)
Net increase (decrease) from investment
operations ........................
12.57  33.23  (4.00) 18.61  25.88  (12.42)
Distributions from net investment income
(c)
.... (0.75)
(d)
(1.57) (1.50) (1.63) (1.47) (1.46)
Net asset value, end of period ...........
$ 129.13  $ 117.31  $ 85.65  $ 91.15  $ 74.17  $ 49.76
Total Return
(e)
– – – – – –
Based on net asset value ...............
10.74%
(f)
39.17% (4.35)% 25.36% 52.54% (19.92)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.38%
(h)
0.39% 0.40% 0.39% 0.42% 0.42%
Net investment income .................
1.32%
(h)
1.60% 1.78% 2.04% 2.50% 1.95%
Supplemental Data
Net assets, end of period (000) ...........
$ 761,863  $ 651,044  $ 449,660  $ 186,860  $ 85,301  $ 62,206
Portfolio turnover rate
(i)
.................
7% 19% 12% 11% 10% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S.
Manufacturing ETF
Period From
07/17/24
(a)
to 09/30/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 24.52
Net investment income
(b)
.............................................................................................. 0.06
Net realized and unrealized gain
(c)
........................................................................................
0.41
Net increase from investment operations .....................................................................................
0.47
Distributions from net investment income
(d)
.................................................................................... (0.05)
(e)
Net asset value, end of period ...........................................................................................
$ 24.94
Total Return
(f)
–
Based on net asset value ...............................................................................................
1.92%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.40%
(i)
Net investment income .................................................................................................
1.14%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 5,985
Portfolio turnover rate
(j)
.................................................................................................
3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ......
$ 58.60  $ 54.03  $ 60.93  $ 55.04  $ 37.54  $ 38.57
Net investment income
(b)
.............. 0.13  0.28  0.24  0.16  0.15  0.16
Net realized and unrealized gain (loss)
(c)
....
0.66  4.59  (6.89) 5.89  17.49  (1.04)
Net increase (decrease) from investment
operations ........................
0.79  4.87  (6.65) 6.05  17.64  (0.88)
Distributions from net investment income
(d)
.... (0.13)
(e)
(0.30) (0.25) (0.16) (0.14) (0.15)
Net asset value, end of period ...........
$ 59.26  $ 58.60  $ 54.03  $ 60.93  $ 55.04  $ 37.54
Total Return
(f)
– – – – – –
Based on net asset value ...............
1.36%
(g)
9.10% (10.89)% 10.99% 47.02% (2.32)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.40% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
0.47%
(i)
0.52% 0.45% 0.26% 0.30% 0.39%
Supplemental Data
Net assets, end of period (000) ...........
$ 4,974,876  $ 5,760,239  $ 6,002,335  $ 8,076,257  $ 8,206,921  $ 4,144,859
Portfolio turnover rate
(j)
.................
6% 31% 10% 11% 9% 9%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period .......
$ 106.95  $ 85.82  $ 84.23  $ 48.63  $ 22.83  $ 58.20
Net investment income
(a)
............... 1.17  2.50  3.81  2.00  0.98  0.95
Net realized and unrealized gain (loss)
(b)
.....
(15.46) 21.24  1.50  35.51  25.92  (35.22)
Net increase (decrease) from investment
operations .........................
(14.29) 23.74  5.31  37.51  26.90  (34.27)
Distributions from net investment income
(c)
..... (1.23)
(d)
(2.61) (3.72) (1.91) (1.10) (1.10)
Net asset value, end of period ............
$ 91.43  $ 106.95  $ 85.82  $ 84.23  $ 48.63  $ 22.83
Total Return
(e)
– – – – – –
Based on net asset value ................
(13.40)%
(f)
28.10% 6.40% 78.44% 120.05% (59.65)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.38%
(h)
0.40% 0.40% 0.39% 0.42% 0.42%
Net investment income ..................
2.35%
(h)
2.71% 4.22% 3.27% 2.81% 1.87%
Supplemental Data
Net assets, end of period (000) ............
$ 598,849  $ 780,744  $ 729,496  $ 800,140  $ 243,173  $ 90,169
Portfolio turnover rate
(i)
..................
12% 22% 15% 17% 21% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period .......
$ 23.65  $ 19.33  $ 19.30  $ 13.41  $ 5.97  $ 25.24
Net investment income
(a)
............... 0.15  0.26  0.16  0.07  0.14  0.47
Net realized and unrealized gain (loss)
(b)
.....
(3.50) 4.29  0.05  5.92  7.50  (19.27)
Net increase (decrease) from investment
operations .........................
(3.35) 4.55  0.21  5.99  7.64  (18.80)
Distributions from net investment income
(c)
..... (0.19)
(d)
(0.23) (0.18) (0.10) (0.20) (0.47)
Net asset value, end of period ............
$ 20.11  $ 23.65  $ 19.33  $ 19.30  $ 13.41  $ 5.97
Total Return
(e)
– – – – – –
Based on net asset value ................
(14.23)%
(f)
23.62% 1.16% 44.88% 129.06% (75.48)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.38%
(h)
0.40% 0.40% 0.39% 0.41% 0.42%
Net investment income ..................
1.39%
(h)
1.19% 0.84% 0.49% 1.37% 2.44%
Supplemental Data
Net assets, end of period (000) ............
$ 135,732  $ 289,728  $ 223,246  $ 283,677  $ 371,516  $ 25,669
Portfolio turnover rate
(i)
..................
16% 37% 16% 55% 71% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of period ......
$ 67.91  $ 58.47  $ 64.73  $ 59.13  $ 44.94  $ 51.35
Net investment income
(b)
.............. 0.59  1.06  1.02  1.02  0.74  0.71
Net realized and unrealized gain (loss)
(c)
....
2.75  9.29  (6.08) 5.63  14.18  (6.36)
Net increase (decrease) from investment
operations ........................
3.34  10.35  (5.06) 6.65  14.92  (5.65)
Distributions from net investment income
(d)
.... (0.65)
(e)
(0.91) (1.20) (1.05) (0.73) (0.76)
Net asset value, end of period ...........
$ 70.60  $ 67.91  $ 58.47  $ 64.73  $ 59.13  $ 44.94
Total Return
(f)
– – – – – –
Based on net asset value ...............
4.94%
(g)
17.86% (7.83)% 11.29% 33.30% (11.06)%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.38%
(i)
0.39% 0.40% 0.39% 0.42% 0.42%
Net investment income .................
1.75%
(i)
1.71% 1.66% 1.63% 1.33% 1.45%
Supplemental Data
Net assets, end of period (000) ...........
$ 660,090  $ 658,731  $ 377,159  $ 407,773  $ 354,762  $ 276,404
Portfolio turnover rate
(j)
.................
7% 42% 46% 20% 52% 40%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 89.90  $ 84.95  $ 108.01  $ 91.81  $ 69.71  $ 86.99
Net investment income
(a)
.............. 1.40  2.69  2.35  1.64  1.67  2.16
Net realized and unrealized gain (loss)
(b)
....
11.88  4.66  (22.94) 16.94  22.49  (16.61)
Net increase (decrease) from investment
operations ........................
13.28  7.35  (20.59) 18.58  24.16  (14.45)
Distributions from net investment income
(c)
.... (1.26)
(d)
(2.40) (2.47) (2.38) (2.06) (2.83)
Net asset value, end of period ...........
$ 101.92  $ 89.90  $ 84.95  $ 108.01  $ 91.81  $ 69.71
Total Return
(e)
– – – – – –
Based on net asset value ...............
14.89%
(f)
8.89% (19.04)% 20.27% 35.02% (17.14)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.38%
(h)
0.39% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
3.06%
(h)
3.15% 2.56% 1.56% 2.03% 2.39%
Supplemental Data
Net assets, end of period (000) ...........
$ 4,734,396  $ 4,229,939  $ 3,232,382  $ 5,378,867  $ 4,687,047  $ 3,067,098
Portfolio turnover rate
(i)
.................
6% 7% 8% 9% 14% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 43.37  $ 35.79  $ 58.87  $ 56.62  $ 29.00  $ 43.44
Net investment income
(a)
.............. 0.74  1.53  1.46  1.34  1.32  1.20
Net realized and unrealized gain (loss)
(b)
....
4.21  7.64  (23.11) 2.14  27.52  (14.32)
Net increase (decrease) from investment
operations ........................
4.95  9.17  (21.65) 3.48  28.84  (13.12)
Distributions from net investment income
(c)
.... (0.78)
(d)
(1.59) (1.43) (1.23) (1.22) (1.32)
Net asset value, end of period ...........
$ 47.54  $ 43.37  $ 35.79  $ 58.87  $ 56.62  $ 29.00
Total Return
(e)
– – – – – –
Based on net asset value ...............
11.62%
(f)
26.46% (37.30)% 6.11% 101.55% (31.09)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.38%
(h)
0.40% 0.40% 0.39% 0.41% 0.42%
Net investment income .................
3.40%
(h)
4.20% 2.90% 2.19% 3.26% 2.60%
Supplemental Data
Net assets, end of period (000) ...........
$ 606,176  $ 650,571  $ 799,865  $ 1,386,344  $ 673,808  $ 197,182
Portfolio turnover rate
(i)
.................
4% 9% 7% 14% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period .....
$ 21.98  $ 23.15  $ 29.88  $ 32.39  $ 24.88  $ 29.73
Net investment income
(a)
............. 0.25  0.48  0.58  0.77  0.82  0.71
Net realized and unrealized gain (loss)
(b)
...
3.30  (1.15) (6.73) (2.54) 7.50  (4.80)
Net increase (decrease) from investment
operations .......................
3.55  (0.67) (6.15) (1.77) 8.32  (4.09)
Distributions from net investment income
(c)
... (0.26)
(d)
(0.50) (0.58) (0.74) (0.81) (0.76)
Net asset value, end of period ..........
$ 25.27  $ 21.98  $ 23.15  $ 29.88  $ 32.39  $ 24.88
Total Return
(e)
– – – – – –
Based on net asset value ..............
16.26%
(f)
(2.84)% (20.56)% (5.63)% 33.82% (13.99)%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .....................
0.38%
(h)
0.40% 0.40% 0.39% 0.42% 0.42%
Net investment income ................
2.25%
(h)
2.19% 2.40% 2.37% 2.82% 2.40%
Supplemental Data
Net assets, end of period (000) ..........
$ 255,230  $ 230,800  $ 302,131  $ 503,440  $ 425,882  $ 292,379
Portfolio turnover rate
(i)
................
21% 30% 24% 75% 40% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Manufacturing
(a)
.................................................................................................. Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified
(a)
The Fund commenced operations on July 17, 2024.

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical asset or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 1,501,591 $ (1,501,591) $ — $ —
Barclays Capital, Inc. ............................................. 746,124 (746,124) — —
BNP Paribas SA ................................................. 21,983,751 (21,983,751) — —
BofA Securities, Inc. .............................................. 2,173,900 (2,173,900) — —
Citigroup Global Markets, Inc. ........................................ 158,275 (158,275) — —
Goldman Sachs & Co. LLC ......................................... 679,848 (679,848) — —
J.P. Morgan Securities LLC ......................................... 2,956,697 (2,956,697) — —
Jefferies LLC ................................................... 610,965 (610,965) — —
Morgan Stanley ................................................. 10,682,233 (10,682,233) — —
National Financial Services LLC ...................................... 12,922,512 (12,922,512) — —
Natixis SA ..................................................... 1,098,216 (1,098,216) — —
SG Americas Securities LLC ........................................ 947,925 (947,925) — —
State Street Bank & Trust Co. ........................................ 22,203,903 (22,203,903) — —
Toronto-Dominion Bank ............................................ 11,288 (11,288) — —
UBS AG ...................................................... 9,802,332 (9,802,332) — —
Virtu Americas LLC ............................................... 266,205 (266,205) — —
Wells Fargo Bank NA ............................................. 217,400 (217,400) — —
Wells Fargo Securities LLC ......................................... 430,526 (430,526) — —
$ 89,393,691 $ (89,393,691)
$ —
$ —
a
U.S. Broker-Dealers & Securities Exchanges
Barclays Bank PLC ............................................... 222,156 (222,156) — —
Barclays Capital, Inc. ............................................. 807,840 (807,840) — —
Citadel Clearing LLC .............................................. 3,005,181 (3,005,181) — —
Goldman Sachs & Co. LLC ......................................... 151,409 (151,409) — —
HSBC Bank PLC ................................................ 7,156,911 (7,156,911) — —
SG Americas Securities LLC ........................................ 474,590 (474,590) — —
$ 11,818,087 $ (11,818,087)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare Providers
Barclays Bank PLC ............................................... $ 507,989 $ (507,989) $ — $ —
Barclays Capital, Inc. ............................................. 5,208 (5,208) — —
BNP Paribas SA ................................................. 3,870,847 (3,870,847) — —
BofA Securities, Inc. .............................................. 618,426 (618,426) — —
Citadel Clearing LLC .............................................. 58,752 (56,029) — 2,723
Goldman Sachs & Co. LLC ......................................... 10,916,646 (10,916,646) — —
J.P. Morgan Securities LLC ......................................... 1,485,908 (1,485,908) — —
Morgan Stanley ................................................. 1,408,689 (1,408,689) — —
National Financial Services LLC ...................................... 2,408,037 (2,408,037) — —
SG Americas Securities LLC ........................................ 2,560,414 (2,560,414) — —
UBS AG ...................................................... 38,170 (38,170) — —
Wells Fargo Bank NA ............................................. 2,549,744 (2,549,744) — —
$ 26,428,830 $ (26,426,107)
$ —
$ 2,723
a
U.S. Home Construction
BNP Paribas SA ................................................. 407,898 (407,898) — —
Citigroup Global Markets, Inc. ........................................ 9,838,783 (9,838,783) — —
Goldman Sachs & Co. LLC ......................................... 6,062,064 (6,062,064) — —
Morgan Stanley ................................................. 11,090,865 (11,090,865) — —
National Financial Services LLC ...................................... 1,139,068 (1,139,068) — —
State Street Bank & Trust Co. ........................................ 863 (863) — —
Toronto-Dominion Bank ............................................ 22,410,201 (22,410,201) — —
UBS AG ...................................................... 2,844,426 (2,844,426) — —
Wells Fargo Bank NA ............................................. 1,962,360 (1,962,360) — —
Wells Fargo Securities LLC ......................................... 1,086,300 (1,086,300) — —
$ 56,842,828 $ (56,842,828)
$ —
$ —
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 4,099,308 (4,099,308) — —
BofA Securities, Inc. .............................................. 162,693 (162,693) — —
Citigroup Global Markets, Inc. ........................................ 2,100,505 (2,100,505) — —
J.P. Morgan Securities LLC ......................................... 6,921,362 (6,921,362) — —
Jefferies LLC ................................................... 215,165 (215,165) — —
Morgan Stanley ................................................. 4,201,677 (4,201,677) — —
UBS AG ...................................................... 1,623,410 (1,623,410) — —
UBS Securities LLC .............................................. 3,229,500 (3,229,500) — —
Wells Fargo Bank NA ............................................. 2,827,922 (2,827,922) — —
Wells Fargo Securities LLC ......................................... 393,052 (393,052) — —
$ 25,774,594 $ (25,774,594)
$ —
$ —
a
U.S. Insurance
Barclays Bank PLC ............................................... 44,373 (44,373) — —
BofA Securities, Inc. .............................................. 77,503 (77,503) — —
Citigroup Global Markets, Inc. ........................................ 1,536,381 (1,536,381) — —
Goldman Sachs & Co. LLC ......................................... 7,239 (7,239) — —
National Financial Services LLC ...................................... 240,061 (240,061) — —
Wells Fargo Securities LLC ......................................... 1,305,578 (1,305,578) — —
$ 3,211,135 $ (3,211,135)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Medical Devices
Barclays Bank PLC ............................................... $ 3,829,004 $ (3,804,800) $ — $ 24,204
Barclays Capital, Inc. ............................................. 49,488 (49,488) — —
BNP Paribas SA ................................................. 23,984,902 (23,933,665) — 51,237
BofA Securities, Inc. .............................................. 175,056 (175,056) — —
Citadel Clearing LLC .............................................. 7,979,708 (7,979,708) — —
Citigroup Global Markets, Inc. ........................................ 52,717,092 (52,717,092) — —
Goldman Sachs & Co. LLC ......................................... 619,051 (619,051) — —
J.P. Morgan Securities LLC ......................................... 16,472,678 (16,456,722) — 15,956
Morgan Stanley ................................................. 27,097,471 (27,097,471) — —
SG Americas Securities LLC ........................................ 1,614,782 (1,614,782) — —
State Street Bank & Trust Co. ........................................ 231,128 (231,128) — —
Virtu Americas LLC ............................................... 412,543 (412,543) — —
Wells Fargo Bank NA ............................................. 2,961,909 (2,905,745) — 56,164
$ 138,144,812 $ (137,997,251)
$ —
$ 147,561
a
U.S. Oil & Gas Exploration & Production
Barclays Bank PLC ............................................... 705,963 (705,963) — —
BNP Paribas SA ................................................. 342,394 (342,394) — —
BofA Securities, Inc. .............................................. 973,214 (973,214) — —
HSBC Bank PLC ................................................ 10 (10) — —
Toronto-Dominion Bank ............................................ 21,498,004 (21,498,004) — —
Wells Fargo Bank NA ............................................. 591,552 (591,552) — —
$ 24,111,137 $ (24,111,137)
$ —
$ —
a
U.S. Oil Equipment & Services
Barclays Bank PLC ............................................... 979,625 (979,625) — —
Goldman Sachs & Co. LLC ......................................... 30,867 (30,867) — —
J.P. Morgan Securities LLC ......................................... 3,898,986 (3,898,986) — —
SG Americas Securities LLC ........................................ 98,600 (98,600) — —
State Street Bank & Trust Co. ........................................ 5,874 (5,874) — —
UBS AG ...................................................... 812,600 (812,600) — —
$ 5,826,552 $ (5,826,552)
$ —
$ —
a
U.S. Pharmaceuticals
BNP Paribas SA ................................................. 1,255,763 (1,252,011) — 3,752
BofA Securities, Inc. .............................................. 829,588 (829,588) — —
Goldman Sachs & Co. LLC ......................................... 13,553,852 (13,515,374) — 38,478
J.P. Morgan Securities LLC ......................................... 1,426,424 (1,426,424) — —
Jefferies LLC ................................................... 1,446,907 (1,446,907) — —
Morgan Stanley ................................................. 387,652 (385,415) — 2,237
National Financial Services LLC ...................................... 954,489 (954,489) — —
State Street Bank & Trust Co. ........................................ 693,979 (693,979) — —
Toronto-Dominion Bank ............................................ 167,115 (167,115) — —
$ 20,715,769 $ (20,671,302)
$ —
$ 44,467
a
U.S. Real Estate
Barclays Bank PLC ............................................... 470,668 (470,668) — —
BNP Paribas SA ................................................. 1,798,075 (1,798,075) — —
Citigroup Global Markets, Inc. ........................................ 11,676,224 (11,676,224) — —
Goldman Sachs & Co. LLC ......................................... 475,272 (475,272) — —
Jefferies LLC ................................................... 1,923,720 (1,923,720) — —
Nomura Securities International, Inc. ................................... 24,772 (24,772) — —
SG Americas Securities LLC ........................................ 23,229 (23,229) — —
Toronto-Dominion Bank ............................................ 314,067 (314,067) — —
Wells Fargo Bank NA ............................................. 6,265,201 (6,265,201) — —
$ 22,971,228 $ (22,971,228)
$ —
$ —
a

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares U.S. Infrastructure ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Telecommunications
Barclays Bank PLC ............................................... $ 2,916,497 $ (2,916,497) $ — $ —
Barclays Capital, Inc. ............................................. 951 (951) — —
BofA Securities, Inc. .............................................. 8,886,921 (8,886,921) — —
HSBC Bank PLC ................................................ 7,268,608 (7,268,608) — —
J.P. Morgan Securities LLC ......................................... 3,348,188 (3,348,188) — —
UBS AG ...................................................... 10,555 (10,555) — —
$ 22,431,720 $ (22,431,720)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each Fund, except for iShares U.S. Infrastructure ETF and iShares U.S. Manufacturing ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
U.S. Manufacturing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  September 30, 2024 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 152,781
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 21,880
U.S. Healthcare Providers .............................................................................................. 15,534
U.S. Home Construction ............................................................................................... 21,031
U.S. Infrastructure ................................................................................................... 31,655
U.S. Insurance ..................................................................................................... 2,068
U.S. Medical Devices ................................................................................................. 50,179
U.S. Oil & Gas Exploration & Production .................................................................................... 9,061
U.S. Oil Equipment & Services ........................................................................................... 3,575
U.S. Pharmaceuticals ................................................................................................. 73,493
U.S. Real Estate .................................................................................................... 19,855
U.S. Regional Banks ................................................................................................. 22
U.S. Telecommunications .............................................................................................. 5,759
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ......................................................... $ 178,495,891  $ 105,162,710  $ (14,319,018)
U.S. Broker-Dealers & Securities Exchanges ............................................. 18,095,119  12,665,405  (543,088)
U.S. Healthcare Providers .......................................................... 28,172,896  7,771,238  (44,993)
U.S. Home Construction ........................................................... 105,589,989  4,732,834  (584,670)
U.S. Infrastructure ............................................................... 129,065,021  58,102,171  (7,009,644)
U.S. Insurance ................................................................. 22,969,405  3,901,836  (26,690)
U.S. Medical Devices ............................................................. 51,562,079  86,233,990  (16,561,313)
U.S. Oil & Gas Exploration & Production ................................................ 11,986,613  52,126,034  1,968,437
U.S. Oil Equipment & Services ....................................................... 7,133,661  5,170,058  (751,286)
U.S. Pharmaceuticals ............................................................. 8,023,093  14,983,913  (1,181,824)
U.S. Real Estate ................................................................ 77,945,116  26,300,263  (11,383,376)
U.S. Regional Banks ............................................................. 6,463,428  6,246,296  (8,462,728)
U.S. Telecommunications .......................................................... 12,987,694  14,375,403  (19,798,008)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 1,724,979,923  $ 1,726,966,064
U.S. Broker-Dealers & Securities Exchanges ............................................................... 93,403,327  85,202,489
U.S. Healthcare Providers ............................................................................ 46,829,246  47,066,346
U.S. Home Construction ............................................................................. 196,793,493  187,800,877
U.S. Infrastructure ................................................................................. 287,296,727  285,549,436
U.S. Insurance ................................................................................... 51,978,587  45,284,814
U.S. Manufacturing ................................................................................ 176,790  211,040
U.S. Medical Devices ............................................................................... 329,770,928  323,861,647
U.S. Oil & Gas Exploration & Production .................................................................. 88,807,299  90,016,737
U.S. Oil Equipment & Services ......................................................................... 33,253,639  32,793,801
U.S. Pharmaceuticals ............................................................................... 49,577,135  49,371,114
U.S. Real Estate .................................................................................. 242,693,165  235,373,671
U.S. Regional Banks ............................................................................... 22,114,572  22,954,350
U.S. Telecommunications ............................................................................ 45,907,760  45,945,998
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 630,078,386  $ 1,327,282,420
U.S. Broker-Dealers & Securities Exchanges ............................................................... 896,054,294  164,419,618
U.S. Healthcare Providers ............................................................................ 16,004,251  125,006,193
U.S. Home Construction ............................................................................. 2,888,084,716  2,876,480,471
U.S. Infrastructure ................................................................................. 378,531,539  184,749,576
U.S. Insurance ................................................................................... 216,742,017  167,284,572
U.S. Manufacturing ................................................................................ 5,879,506  —
U.S. Medical Devices ............................................................................... 343,107,905  1,157,422,248
U.S. Oil & Gas Exploration & Production .................................................................. 139,486,059  200,839,545
U.S. Oil Equipment & Services ......................................................................... 4,056,497  120,955,268
U.S. Pharmaceuticals ............................................................................... 126,101,014  150,166,062
U.S. Real Estate .................................................................................. 6,948,652,327  6,856,985,899
U.S. Regional Banks ............................................................................... 114,023,512  207,576,514
U.S. Telecommunications ............................................................................ 300,889,651  308,249,379

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
U.S. Aerospace & Defense ............................................................................................
$ (885,289,331)
U.S. Broker-Dealers & Securities Exchanges ................................................................................
(150,033,198)
U.S. Healthcare Providers .............................................................................................
(230,828,590)
U.S. Home Construction ..............................................................................................
(212,804,484)
U.S. Infrastructure ..................................................................................................
(44,494,376)
U.S. Insurance ....................................................................................................
(7,530,444)
U.S. Medical Devices ................................................................................................
(430,609,043)
U.S. Oil & Gas Exploration & Production ...................................................................................
(229,278,942)
U.S. Oil Equipment & Services ..........................................................................................
(315,796,224)
U.S. Pharmaceuticals ................................................................................................
(202,212,417)
U.S. Real Estate ...................................................................................................
(465,296,435)
U.S. Regional Banks ................................................................................................
(187,494,707)
U.S. Telecommunications .............................................................................................
(345,790,340)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 4,914,126,150  $ 1,487,411,846  $ (135,724,807) $ 1,351,687,039
U.S. Broker-Dealers & Securities Exchanges ........................... 1,210,114,280  168,888,709  (10,495,506) 158,393,203
U.S. Healthcare Providers ........................................ 822,065,470  102,495,672  (118,111,374) (15,615,702)
U.S. Home Construction ......................................... 3,320,799,294  416,931,775  (50,001,343) 366,930,432
U.S. Infrastructure ............................................. 2,358,090,260  537,437,588  (102,974,015) 434,463,573
U.S. Insurance ............................................... 635,732,570  134,965,584  (5,994,220) 128,971,364
U.S. Manufacturing ............................................ 5,863,198  373,679  (253,814) 119,865
U.S. Medical Devices ........................................... 5,092,250,918  589,721,794  (571,542,853) 18,178,941
U.S. Oil & Gas Exploration & Production .............................. 701,412,536  17,893,294  (95,938,232) (78,044,938)
U.S. Oil Equipment & Services ..................................... 168,406,082  6,772,425  (33,580,971) (26,808,546)
U.S. Pharmaceuticals ........................................... 627,159,099  93,865,390  (40,263,095) 53,602,295
U.S. Real Estate .............................................. 5,306,504,366  61,342,875  (621,551,682) (560,208,807)
U.S. Regional Banks ........................................... 667,808,170  22,254,445  (84,749,977) (62,495,532)
U.S. Telecommunications ........................................ 284,552,741  6,441,032  (12,593,170) (6,152,138)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Funds and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares  Amount  Shares  Amount
U.S. Aerospace & Defense
Shares sold .............................................. 4,750,000  $ 632,300,570  9,250,000  $ 1,066,993,722
Shares redeemed .......................................... (9,650,000) (1,334,405,874) (13,750,000) (1,582,724,617)
(4,900,000) $ (702,105,304) (4,500,000) $ (515,730,895)
U.S. Broker-Dealers & Securities Exchanges
Shares sold .............................................. 7,750,000  $ 907,194,401  2,200,000  $ 207,204,908
Shares redeemed .......................................... (1,350,000) (166,158,257) (6,350,000) (578,054,115)
6,400,000  $ 741,036,144  (4,150,000) $ (370,849,207)

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
U.S. Healthcare Providers
Shares sold .............................................. 300,000  $ 16,026,750  1,450,000
(a)
$ 73,345,606
Shares redeemed .......................................... (2,350,000) (125,157,401) (9,250,000)
(a)
(472,334,282)
(2,050,000) $ (109,130,651) (7,800,000) $ (398,988,676)
U.S. Home Construction
Shares sold .............................................. 26,350,000  $ 2,896,850,502  65,000,000  $ 5,720,395,152
Shares redeemed .......................................... (26,600,000) (2,887,730,072) (59,500,000) (5,139,097,432)
(250,000) $ 9,120,430  5,500,000  $ 581,297,720
U.S. Infrastructure
Shares sold .............................................. 8,700,000  $ 383,922,626  11,250,000  $ 441,283,546
Shares redeemed .......................................... (4,200,000) (185,581,684) (4,900,000) (194,057,735)
4,500,000  $ 198,340,942  6,350,000  $ 247,225,811
U.S. Insurance
Shares sold .............................................. 1,900,000  $ 227,718,233  2,050,000  $ 212,250,687
Shares redeemed .......................................... (1,550,000) (175,845,852) (1,750,000) (155,804,900)
350,000  $ 51,872,381  300,000  $ 56,445,787
U.S. Manufacturing
(b)
Shares sold .............................................. 240,000  $ 5,858,228  —  $ —
Shares redeemed .......................................... —  —  —  —
240,000  $ 5,858,228  —  $ —
U.S. Medical Devices
Shares sold .............................................. 6,150,000  $ 343,944,400  19,650,000  $ 1,065,528,136
Shares redeemed .......................................... (20,500,000) (1,159,776,972) (32,450,000) (1,707,028,783)
(14,350,000) $ (815,832,572) (12,800,000) $ (641,500,647)
U.S. Oil & Gas Exploration & Production
Shares sold .............................................. 1,300,000  $ 140,012,858  3,250,000  $ 320,767,080
Shares redeemed .......................................... (2,050,000) (202,141,705) (4,450,000) (402,219,299)
(750,000) $ (62,128,847) (1,200,000) $ (81,452,219)
U.S. Oil Equipment & Services
Shares sold .............................................. 200,000  $ 4,070,784  9,950,000  $ 232,667,021
Shares redeemed .......................................... (5,700,000) (121,416,296) (9,250,000) (192,874,100)
(5,500,000) $ (117,345,512) 700,000  $ 39,792,921
U.S. Pharmaceuticals
Shares sold .............................................. 1,900,000  $ 126,330,798  4,850,000
(c)
$ 279,165,796
Shares redeemed .......................................... (2,250,000) (150,407,507) (1,600,000)
(c)
(98,722,864)
(350,000) $ (24,076,709) 3,250,000  $ 180,442,932
U.S. Real Estate
Shares sold .............................................. 76,200,000  $ 6,989,519,325  171,450,000  $ 14,650,154,474
Shares redeemed .......................................... (76,800,000) (6,900,855,332) (162,450,000) (13,849,156,377)
(600,000) $ 88,663,993  9,000,000  $ 800,998,097
U.S. Regional Banks
Shares sold .............................................. 2,550,000  $ 116,810,617  7,150,000  $ 251,127,249
Shares redeemed .......................................... (4,800,000) (211,768,291) (14,500,000) (538,518,984)
(2,250,000) $ (94,957,674) (7,350,000) $ (287,391,735)
U.S. Telecommunications
Shares sold .............................................. 13,050,000  $ 301,806,857  49,650,000  $ 1,099,594,752
Shares redeemed .......................................... (13,450,000) (309,222,391) (52,200,000) (1,150,973,673)
(400,000) $ (7,415,534) (2,550,000) $ (51,378,921)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
(a)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a five-for-one stock split.
(b)
The Fund commenced operations on July 17, 2024.
(c)
Share transactions prior to the close of trading on March 6, 2024 have been retroactively adjusted to reflect a three-for-one stock split.

Additional Information

2024
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance
ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks
ETF, iShares U.S. Telecommunications ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Healthcare Providers ETF, iShares U.S. Medical Devices ETF, iShares U.S. Pharmaceuticals ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Infrastructure ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares U.S. Manufacturing ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider the approval of the proposed
Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed
Advisory Agreement. At a meeting held on June 3-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Financial Statements and Additional Information
and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The
Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other
Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive”
nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2024
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca

Page
2

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 51,369 $ 20,527,052
Boeing Co. (The)
(a)
........................ 417,011 63,402,352
BWX Technologies, Inc. .................... 66,623 7,241,920
Curtiss-Wright Corp. ....................... 27,046 8,889,750
General Dynamics Corp. .................... 195,186 58,985,209
General Electric Co ....................... 778,912 146,887,225
HEICO Corp.
(b)
.......................... 31,497 8,235,836
HEICO Corp. , Class A ...................... 57,750 11,767,140
Hexcel Corp. ............................ 59,849 3,700,464
Howmet Aerospace, Inc. .................... 289,672 29,039,618
Huntington Ingalls Industries, Inc. .............. 27,837 7,359,546
L3Harris Technologies, Inc. .................. 135,291 32,181,670
Loar Holdings, Inc.
(a) (b)
...................... 7,410 552,712
Lockheed Martin Corp. ..................... 152,662 89,240,099
Northrop Grumman Corp. ................... 98,558 52,045,523
RTX Corp. ............................. 951,454 115,278,167
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 83,797 2,724,240
Textron, Inc. ............................ 133,064 11,786,809
TransDigm Group, Inc. ..................... 38,927 55,553,890
Woodward, Inc. .......................... 43,179 7,405,630
732,804,852
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 82,658 9,122,963
Expeditors International of Washington, Inc. ....... 100,839 13,250,245
FedEx Corp. ............................ 161,698 44,253,509
GXO Logistics, Inc.
(a) (b)
..................... 83,156 4,329,933
United Parcel Service, Inc. , Class B ............ 521,584 71,112,762
142,069,412
a
Automobile Components  —  0 .1%
Aptiv PLC
(a) (b)
............................ 193,561 13,938,327
BorgWarner, Inc. ......................... 166,285 6,034,483
Gentex Corp. ........................... 166,412 4,940,772
Lear Corp. ............................. 39,718 4,335,220
QuantumScape Corp. , Class A
(a) (b)
............. 250,793 1,442,060
30,690,862
a
Automobiles  —  1 .6%
Ford Motor Co. .......................... 2,805,578 29,626,904
General Motors Co. ....................... 802,265 35,973,563
Harley-Davidson, Inc. ...................... 90,177 3,474,520
Lucid Group, Inc.
(a) (b)
....................... 634,913 2,241,243
Rivian Automotive, Inc. , Class A
(a) (b)
............. 587,873 6,595,935
Tesla, Inc.
(a)
............................. 1,988,764 520,320,325
Thor Industries, Inc. ....................... 37,117 4,078,787
602,311,277
a
Banks  —  3 .2%
Bank of America Corp. ..................... 4,856,334 192,699,333
Bank OZK ............................. 75,447 3,243,467
BOK Financial Corp. ....................... 16,173 1,692,019
Citigroup, Inc. ........................... 1,371,337 85,845,696
Citizens Financial Group, Inc. ................ 326,413 13,405,782
Columbia Banking System, Inc. ............... 147,716 3,856,865
Comerica, Inc. ........................... 95,230 5,705,229
Commerce Bancshares, Inc. ................. 85,458 5,076,205
Cullen/Frost Bankers, Inc. ................... 41,886 4,685,368
East West Bancorp, Inc. .................... 99,968 8,271,352
Fifth Third Bancorp ....................... 488,027 20,907,077
First Citizens BancShares, Inc. , Class A
(b)
........ 8,517 15,679,371
First Hawaiian, Inc. ....................... 90,819 2,102,460
First Horizon Corp. ........................ 397,177 6,168,159
Security Shares Value
a
Banks (continued)
FNB Corp. ............................. 259,810 $ 3,665,919
Huntington Bancshares, Inc. ................. 1,038,278 15,262,687
JPMorgan Chase & Co. .................... 2,050,868 432,446,026
KeyCorp ............................... 661,133 11,073,978
M&T Bank Corp. ......................... 119,105 21,214,983
NU Holdings, Ltd. , Class A
(a)
................. 2,273,581 31,034,381
Pinnacle Financial Partners, Inc. ............... 55,354 5,423,031
PNC Financial Services Group, Inc. (The) ........ 283,831 52,466,160
Popular, Inc. ............................ 49,844 4,997,858
Prosperity Bancshares, Inc. .................. 61,976 4,466,610
Regions Financial Corp. .................... 656,344 15,312,506
Synovus Financial Corp. .................... 102,163 4,543,189
TFS Financial Corp. ....................... 42,388 545,110
Truist Financial Corp. ...................... 954,263 40,813,828
U.S. Bancorp ........................... 1,114,484 50,965,353
Webster Financial Corp. .................... 122,948 5,730,606
Wells Fargo & Co. ........................ 2,507,335 141,639,354
Western Alliance Bancorp ................... 76,370 6,605,241
Wintrust Financial Corp. .................... 45,396 4,926,828
Zions Bancorp NA ........................ 105,268 4,970,755
1,227,442,786
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,649 1,922,492
Brown-Forman Corp. , Class A ................ 35,216 1,693,185
Brown-Forman Corp. , Class B , NVS ............ 123,097 6,056,373
Celsius Holdings, Inc.
(a) (b)
.................... 125,834 3,946,154
Coca-Cola Co. (The) ...................... 2,777,823 199,614,361
Coca-Cola Consolidated, Inc. ................. 4,184 5,507,818
Constellation Brands, Inc. , Class A ............. 113,889 29,348,056
Keurig Dr Pepper, Inc. ..................... 757,672 28,397,546
Molson Coors Beverage Co. , Class B ........... 126,030 7,249,246
Monster Beverage Corp.
(a)
................... 513,703 26,799,885
PepsiCo, Inc. ........................... 983,755 167,287,538
477,822,654
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,267,751 250,355,468
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 90,268 24,826,408
Amgen, Inc. ............................ 383,730 123,641,643
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 74,014 2,134,564
Biogen, Inc.
(a)
........................... 104,874 20,328,776
BioMarin Pharmaceutical, Inc.
(a)
............... 134,099 9,425,819
Exact Sciences Corp.
(a)
..................... 130,924 8,918,543
Exelixis, Inc.
(a)
........................... 204,472 5,306,048
Gilead Sciences, Inc. ...................... 895,057 75,041,579
GRAIL, Inc.
(a) (b)
.......................... 19,712 271,237
Incyte Corp.
(a)
........................... 114,099 7,541,944
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 110,456 4,424,867
Moderna, Inc.
(a)
.......................... 230,898 15,430,913
Natera, Inc.
(a)
........................... 80,804 10,258,068
Neurocrine Biosciences, Inc.
(a)
................ 71,316 8,217,030
Regeneron Pharmaceuticals, Inc.
(a)
............. 74,770 78,601,215
Roivant Sciences, Ltd.
(a)
.................... 305,223 3,522,273
Sarepta Therapeutics, Inc.
(a)
................. 65,140 8,135,335
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 62,417 3,467,264
United Therapeutics Corp.
(a)
.................. 31,193 11,178,012
Vertex Pharmaceuticals, Inc.
(a)
................ 185,005 86,042,125
Viking Therapeutics, Inc.
(a) (b)
.................. 75,151 4,757,810
761,826,941
a
Broadline Retail  —  3 .4%
Amazon.com, Inc.
(a)
....................... 6,647,491 1,238,626,998
Coupang, Inc.
(a)
.......................... 827,471 20,314,413
Dillard's, Inc. , Class A
(b)
..................... 2,185 838,363

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
4
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Broadline Retail (continued)
eBay, Inc. .............................. 361,643 $ 23,546,576
Etsy, Inc.
(a)
............................. 83,051 4,611,822
Kohl's Corp. ............................ 78,707 1,660,718
Macy's, Inc. ............................ 192,994 3,028,076
Nordstrom, Inc. .......................... 78,237 1,759,550
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 45,038 4,377,693
1,298,764,209
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 86,670 7,785,566
AAON, Inc.
(b)
............................ 48,814 5,264,102
Advanced Drainage Systems, Inc. ............. 50,302 7,905,462
Allegion PLC ............................ 62,470 9,104,378
Armstrong World Industries, Inc. ............... 30,650 4,028,330
AZEK Co., Inc. (The) , Class A
(a)
............... 103,366 4,837,529
Builders FirstSource, Inc.
(a)
.................. 85,690 16,611,863
Carlisle Companies, Inc. .................... 33,034 14,857,042
Carrier Global Corp. ....................... 599,662 48,266,794
Fortune Brands Innovations, Inc. .............. 88,053 7,883,385
Hayward Holdings, Inc.
(a)
.................... 101,862 1,562,563
Johnson Controls International PLC ............ 479,053 37,179,303
Lennox International, Inc. ................... 23,122 13,972,393
Masco Corp. ............................ 157,251 13,199,649
Owens Corning .......................... 61,584 10,870,808
Simpson Manufacturing Co., Inc. .............. 30,224 5,780,945
Trane Technologies PLC .................... 161,880 62,927,612
Trex Co., Inc.
(a)
.......................... 78,195 5,206,223
277,243,947
a
Capital Markets  —  3 .2%
Affiliated Managers Group, Inc. ............... 22,838 4,060,596
Ameriprise Financial, Inc. ................... 71,562 33,620,543
Ares Management Corp. , Class A .............. 131,336 20,467,402
Bank of New York Mellon Corp. (The) ........... 528,607 37,985,699
BlackRock, Inc.
(c)
......................... 105,634 100,300,539
Blackstone, Inc. , NVS ...................... 504,917 77,317,940
Blue Owl Capital, Inc. , Class A ................ 358,393 6,938,489
Carlyle Group, Inc. (The) .................... 156,587 6,742,636
Cboe Global Markets, Inc. ................... 75,694 15,507,430
Charles Schwab Corp. (The) ................. 1,065,802 69,074,628
CME Group, Inc. , Class A ................... 256,892 56,683,220
Coinbase Global, Inc. , Class A
(a)
............... 140,977 25,117,872
Evercore, Inc. , Class A ..................... 25,828 6,543,266
FactSet Research Systems, Inc. ............... 27,199 12,507,460
Franklin Resources, Inc. .................... 203,507 4,100,666
Goldman Sachs Group, Inc. (The) ............. 225,647 111,720,086
Houlihan Lokey, Inc. , Class A ................. 37,181 5,875,342
Interactive Brokers Group, Inc. , Class A .......... 75,225 10,483,356
Intercontinental Exchange, Inc. ............... 407,164 65,406,825
Invesco Ltd. ............................ 263,360 4,624,602
Janus Henderson Group PLC ................ 91,789 3,494,407
Jefferies Financial Group, Inc. ................ 124,819 7,682,609
KKR & Co., Inc.
(b)
......................... 481,488 62,872,703
Lazard, Inc. ............................ 77,858 3,922,486
LPL Financial Holdings, Inc. .................. 53,195 12,374,753
MarketAxess Holdings, Inc. .................. 26,608 6,816,970
Moody's Corp. ........................... 112,920 53,590,703
Morgan Stanley .......................... 830,622 86,584,037
Morningstar, Inc. ......................... 19,258 6,145,613
MSCI, Inc. , Class A ....................... 55,229 32,194,641
Nasdaq, Inc. ............................ 294,270 21,484,653
Northern Trust Corp. ....................... 141,925 12,777,508
Raymond James Financial, Inc. ............... 135,180 16,554,143
Robinhood Markets, Inc. , Class A
(a)
............. 474,468 11,112,041
S&P Global, Inc. ......................... 223,926 115,684,650
Security Shares Value
a
Capital Markets (continued)
SEI Investments Co. ....................... 72,839 $ 5,039,730
State Street Corp. ........................ 216,706 19,171,980
Stifel Financial Corp. ...................... 71,016 6,668,402
T Rowe Price Group, Inc. ................... 156,725 17,072,054
TPG, Inc. , Class A ........................ 60,011 3,454,233
Tradeweb Markets, Inc. , Class A ............... 81,667 10,099,758
Virtu Financial, Inc. , Class A .................. 60,287 1,836,342
XP, Inc. , Class A ......................... 291,464 5,228,864
1,196,941,877
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 158,636 47,232,283
Albemarle Corp. ......................... 83,725 7,929,595
Ashland, Inc. ............................ 35,924 3,124,310
Axalta Coating Systems Ltd.
(a)
................ 161,921 5,859,921
Celanese Corp. .......................... 77,620 10,553,215
CF Industries Holdings, Inc. .................. 130,353 11,184,287
Chemours Co. (The) ....................... 105,074 2,135,104
Corteva, Inc. ............................ 499,763 29,381,067
Dow, Inc. .............................. 502,866 27,471,570
DuPont de Nemours, Inc. ................... 298,821 26,627,939
Eastman Chemical Co. ..................... 84,597 9,470,634
Ecolab, Inc. ............................ 178,538 45,586,108
Element Solutions, Inc. ..................... 161,828 4,395,248
FMC Corp. ............................. 88,574 5,840,570
Huntsman Corp. ......................... 120,368 2,912,906
International Flavors & Fragrances, Inc. .......... 182,891 19,190,753
Linde PLC ............................. 343,797 163,943,037
LyondellBasell Industries NV , Class A ........... 186,053 17,842,483
Mosaic Co. (The) ......................... 228,534 6,120,140
NewMarket Corp. ......................... 4,874 2,689,912
Olin Corp. .............................. 82,074 3,937,910
PPG Industries, Inc. ....................... 166,918 22,109,958
RPM International, Inc. ..................... 92,208 11,157,168
Scotts Miracle-Gro Co. (The) , Class A ........... 31,445 2,726,281
Sherwin-Williams Co. (The) .................. 167,582 63,961,022
Westlake Corp. .......................... 23,289 3,500,104
556,883,525
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 247,978 51,053,711
Clean Harbors, Inc.
(a)
...................... 36,902 8,919,582
Copart, Inc.
(a)
........................... 623,356 32,663,854
MSA Safety, Inc. ......................... 27,111 4,807,865
RB Global, Inc. .......................... 131,740 10,603,752
Republic Services, Inc. ..................... 146,671 29,457,404
Rollins, Inc. ............................. 199,620 10,096,780
Stericycle, Inc.
(a)
......................... 64,874 3,957,314
Tetra Tech, Inc. .......................... 188,357 8,882,916
Veralto Corp. ............................ 176,487 19,741,836
Vestis Corp. ............................ 82,158 1,224,154
Waste Management, Inc. .................... 286,647 59,507,917
240,917,085
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 184,260 70,722,673
Ciena Corp.
(a) (b)
.......................... 105,600 6,503,904
Cisco Systems, Inc. ....................... 2,901,312 154,407,825
F5, Inc.
(a)
.............................. 42,132 9,277,466
Juniper Networks, Inc. ..................... 231,536 9,025,273
Lumentum Holdings, Inc.
(a) (b)
................. 48,635 3,082,486
Motorola Solutions, Inc. .................... 117,763 52,949,778
Ubiquiti, Inc. ............................ 3,001 665,382
306,634,787
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 97,716 $ 10,091,131
API Group Corp.
(a)
........................ 162,492 5,365,486
Comfort Systems USA, Inc. .................. 25,156 9,819,645
EMCOR Group, Inc. ....................... 33,323 14,346,551
MasTec, Inc.
(a)
........................... 44,200 5,441,020
MDU Resources Group, Inc. ................. 147,969 4,055,830
Quanta Services, Inc. ...................... 103,690 30,915,174
Valmont Industries, Inc. ..................... 14,000 4,059,300
WillScot Holdings Corp. , Class A
(a) (b)
............ 133,837 5,032,271
89,126,408
a
Construction Materials  —  0 .3%
CRH PLC .............................. 491,027 45,537,844
Eagle Materials, Inc.
(b)
...................... 23,534 6,769,555
Martin Marietta Materials, Inc. ................ 43,822 23,587,191
Vulcan Materials Co. ...................... 94,578 23,685,169
99,579,759
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 192,759 6,860,293
American Express Co. ..................... 401,497 108,885,986
Capital One Financial Corp. .................. 270,605 40,517,687
Credit Acceptance Corp.
(a) (b)
.................. 4,388 1,945,727
Discover Financial Services .................. 179,461 25,176,584
OneMain Holdings, Inc. ..................... 83,051 3,909,210
SLM Corp. ............................. 160,075 3,660,915
SoFi Technologies, Inc.
(a) (b)
.................. 736,017 5,785,094
Synchrony Financial ....................... 281,453 14,038,876
210,780,372
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 296,248 5,474,663
BJ's Wholesale Club Holdings, Inc.
(a)
............ 94,839 7,822,321
Casey's General Stores, Inc.
(b)
................ 26,438 9,933,021
Costco Wholesale Corp. .................... 317,232 281,232,513
Dollar General Corp. ...................... 157,452 13,315,716
Dollar Tree, Inc.
(a)
......................... 144,161 10,137,401
Grocery Outlet Holding Corp.
(a)
................ 66,338 1,164,232
Kroger Co. (The) ......................... 474,592 27,194,121
Maplebear, Inc.
(a)
......................... 122,930 5,008,168
Performance Food Group Co.
(a)
............... 110,356 8,648,600
Sysco Corp. ............................ 355,882 27,780,149
Target Corp. ............................ 330,571 51,522,796
U.S. Foods Holding Corp.
(a)
.................. 164,850 10,138,275
Walgreens Boots Alliance, Inc. ................ 512,595 4,592,851
Walmart, Inc. ............................ 3,105,676 250,783,337
714,748,164
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,031,807 11,690,373
AptarGroup, Inc. ......................... 47,469 7,604,059
Avery Dennison Corp. ...................... 57,210 12,629,680
Ball Corp. .............................. 219,540 14,908,961
Berry Global Group, Inc. .................... 83,305 5,663,074
Crown Holdings, Inc. ...................... 83,487 8,004,734
Graphic Packaging Holding Co.
(b)
.............. 212,371 6,284,058
International Paper Co. ..................... 250,677 12,245,571
Packaging Corp. of America ................. 62,904 13,549,522
Sealed Air Corp. ......................... 104,029 3,776,253
Silgan Holdings, Inc. ....................... 56,877 2,986,042
Smurfit WestRock PLC ..................... 370,942 18,331,954
Sonoco Products Co. ...................... 71,786 3,921,669
121,595,950
a
Security Shares Value
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 100,344 $ 14,016,050
LKQ Corp. ............................. 187,048 7,466,956
Pool Corp. ............................. 26,637 10,036,822
31,519,828
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 184,145 1,331,368
Bright Horizons Family Solutions, Inc.
(a)
.......... 40,686 5,701,329
Duolingo, Inc. , Class A
(a)
.................... 26,193 7,386,950
Grand Canyon Education, Inc.
(a)
............... 20,950 2,971,757
H&R Block, Inc. .......................... 99,152 6,301,110
Service Corp. International .................. 103,117 8,139,025
31,831,539
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 156,044 9,721,541
a
Diversified Telecommunication Services  —  0 .7%
AT&T, Inc. .............................. 5,136,717 113,007,774
Frontier Communications Parent, Inc.
(a)
.......... 173,004 6,146,832
Iridium Communications, Inc. ................. 88,654 2,699,514
Liberty Global, Ltd. , Class A
(a)
................ 118,510 2,501,746
Liberty Global, Ltd. , Class C
(a) (b)
............... 122,905 2,655,977
Verizon Communications, Inc. ................ 3,015,374 135,420,447
262,432,290
a
Electric Utilities  —  1 .6%
Alliant Energy Corp. ....................... 183,671 11,146,993
American Electric Power Co., Inc. .............. 376,776 38,657,218
Avangrid, Inc. ........................... 49,961 1,788,104
Constellation Energy Corp. .................. 225,279 58,577,046
Duke Energy Corp. ....................... 551,498 63,587,719
Edison International ....................... 272,233 23,708,772
Entergy Corp. ........................... 152,495 20,069,867
Evergy, Inc. ............................. 159,657 9,900,331
Eversource Energy ....................... 250,214 17,027,063
Exelon Corp. ............................ 713,880 28,947,834
FirstEnergy Corp. ........................ 411,328 18,242,397
IDACORP, Inc. .......................... 35,517 3,661,447
NextEra Energy, Inc. ...................... 1,471,300 124,368,989
NRG Energy, Inc. ......................... 148,472 13,525,799
OGE Energy Corp. ........................ 146,476 6,008,445
PG&E Corp. ............................ 1,527,371 30,196,125
Pinnacle West Capital Corp. ................. 80,787 7,156,920
PPL Corp. ............................. 527,915 17,463,428
Southern Co. (The) ....................... 783,439 70,650,529
Xcel Energy, Inc. ......................... 397,946 25,985,874
590,670,900
a
Electrical Equipment  —  0 .8%
Acuity Brands, Inc. ........................ 22,053 6,073,176
AMETEK, Inc. ........................... 165,578 28,431,398
Eaton Corp. PLC ......................... 285,647 94,674,842
Emerson Electric Co. ...................... 408,384 44,664,958
GE Vernova, Inc.
(a)
........................ 195,322 49,803,203
Generac Holdings, Inc.
(a)
.................... 42,358 6,729,839
Hubbell, Inc. ............................ 38,042 16,295,291
nVent Electric PLC ........................ 117,409 8,249,156
Regal Rexnord Corp. ...................... 47,363 7,856,574
Rockwell Automation, Inc. ................... 81,856 21,975,062
Sensata Technologies Holding PLC ............ 108,850 3,903,361
Vertiv Holdings Co. , Class A ................. 255,818 25,451,333
314,108,193
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
6
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .5%
Amphenol Corp. , Class A ................... 844,303 $ 55,014,783
Arrow Electronics, Inc.
(a)
.................... 38,186 5,072,246
Avnet, Inc. ............................. 66,750 3,625,193
CDW Corp. ............................. 95,973 21,718,690
Cognex Corp. ........................... 123,081 4,984,781
Coherent Corp.
(a)
......................... 93,225 8,288,635
Corning, Inc. ............................ 547,669 24,727,255
Crane NXT Co. .......................... 34,589 1,940,443
IPG Photonics Corp.
(a)
..................... 21,305 1,583,388
Jabil, Inc. .............................. 79,282 9,500,362
Keysight Technologies, Inc.
(a)
................. 125,333 19,919,174
Littelfuse, Inc. ........................... 17,163 4,552,486
TD SYNNEX Corp. ........................ 53,880 6,469,910
Teledyne Technologies, Inc.
(a)
................. 33,108 14,490,047
Trimble, Inc.
(a)
........................... 175,946 10,924,487
Vontier Corp. ............................ 110,872 3,740,821
Zebra Technologies Corp. , Class A
(a)
............ 36,433 13,491,869
210,044,570
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 711,034 25,703,879
Halliburton Co. .......................... 629,839 18,296,823
NOV, Inc. .............................. 285,921 4,566,158
Schlumberger N.V. ........................ 1,024,608 42,982,306
TechnipFMC PLC ........................ 312,132 8,187,222
Weatherford International PLC ................ 51,594 4,381,363
104,117,751
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 191,141 27,417,265
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 18,062 1,291,975
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 147,475 11,418,989
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 13,801 683,288
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 32,968 1,692,247
Live Nation Entertainment, Inc.
(a)
.............. 113,602 12,438,283
Madison Square Garden Sports Corp. , Class A
(a)
.... 13,559 2,823,797
Netflix, Inc.
(a) (b)
........................... 306,169 217,156,487
Playtika Holding Corp. ..................... 16,752 132,676
ROBLOX Corp. , Class A
(a) (b)
.................. 365,010 16,155,342
Roku, Inc. , Class A
(a)
...................... 91,122 6,803,168
Spotify Technology SA
(a)
.................... 105,490 38,876,230
Take-Two Interactive Software, Inc.
(a) (b)
.......... 123,722 19,017,309
TKO Group Holdings, Inc. , Class A
(a)
............ 56,410 6,978,481
Walt Disney Co. (The) ..................... 1,314,231 126,415,880
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,734,255 14,307,604
503,609,021
a
Financial Services  —  4 .1%
Affirm Holdings, Inc. , Class A
(a)
................ 167,933 6,855,025
Apollo Global Management, Inc. ............... 373,028 46,594,928
Berkshire Hathaway, Inc. , Class B
(a) (b)
........... 1,309,773 602,836,121
Block, Inc. , Class A
(a)
...................... 397,318 26,671,957
Corpay, Inc.
(a)
........................... 48,839 15,274,886
Equitable Holdings, Inc. .................... 232,870 9,787,526
Euronet Worldwide, Inc.
(a)
................... 31,471 3,122,867
Fidelity National Information Services, Inc. ........ 404,135 33,846,306
Fiserv, Inc.
(a)
............................ 410,020 73,660,093
Global Payments, Inc. ..................... 181,819 18,621,902
Jack Henry & Associates, Inc. ................ 52,652 9,295,184
Mastercard, Inc. , Class A .................... 591,318 291,992,828
MGIC Investment Corp. .................... 183,947 4,709,043
PayPal Holdings, Inc.
(a)
..................... 734,039 57,277,063
Rocket Companies, Inc. , Class A
(a) (b)
............ 99,009 1,899,983
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 45,984 4,074,182
Security Shares Value
a
Financial Services (continued)
Toast, Inc. , Class A
(a) (b)
..................... 316,830 $ 8,969,457
UWM Holdings Corp. , Class A ................ 66,663 567,969
Visa, Inc. , Class A ........................ 1,127,408 309,980,830
Voya Financial, Inc. ....................... 73,309 5,807,539
Western Union Co. (The) ................... 201,633 2,405,482
WEX, Inc.
(a) (b)
............................ 30,216 6,337,202
1,540,588,373
a
Food Products  —  0 .7%
Archer-Daniels-Midland Co. .................. 342,197 20,442,849
Bunge Global SA ......................... 100,594 9,721,404
Campbell Soup Co. ....................... 139,304 6,814,752
Conagra Brands, Inc. ...................... 341,804 11,115,466
Darling Ingredients, Inc.
(a)
................... 112,906 4,195,587
Flowers Foods, Inc. ....................... 131,970 3,044,548
Freshpet, Inc.
(a)
.......................... 33,284 4,552,253
General Mills, Inc. ........................ 399,385 29,494,582
Hershey Co. (The) ........................ 104,107 19,965,640
Hormel Foods Corp. ....................... 208,631 6,613,603
Ingredion, Inc. ........................... 47,858 6,577,125
J M Smucker Co. (The) ..................... 73,307 8,877,478
Kellanova .............................. 188,284 15,196,402
Kraft Heinz Co. (The) ...................... 635,039 22,296,219
Lamb Weston Holdings, Inc. ................. 104,970 6,795,758
McCormick & Co., Inc. , NVS ................. 181,364 14,926,257
Mondelez International, Inc. , Class A ............ 957,083 70,508,304
Pilgrim's Pride Corp.
(a) (b)
.................... 28,141 1,295,893
Post Holdings, Inc.
(a)
....................... 36,271 4,198,368
Seaboard Corp. .......................... 145 454,865
Tyson Foods, Inc. , Class A .................. 199,230 11,866,139
278,953,492
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 108,478 15,046,983
National Fuel Gas Co. ..................... 63,751 3,863,948
UGI Corp. .............................. 149,391 3,737,763
22,648,694
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 12,728 1,114,846
CSX Corp. ............................. 1,396,465 48,219,936
JB Hunt Transport Services, Inc. .............. 58,840 10,139,897
Knight-Swift Transportation Holdings, Inc. , Class A .. 110,610 5,967,410
Landstar System, Inc. ...................... 25,484 4,813,163
Lyft, Inc. , Class A
(a)
........................ 251,000 3,200,250
Norfolk Southern Corp. ..................... 161,509 40,134,987
Old Dominion Freight Line, Inc. ............... 140,387 27,886,474
Ryder System, Inc. ........................ 30,298 4,417,448
Saia, Inc.
(a)
............................. 19,223 8,405,449
Schneider National, Inc. , Class B
(b)
............. 33,523 956,746
Uber Technologies, Inc.
(a)
................... 1,437,664 108,054,826
U-Haul Holding Co.
(a)
...................... 6,347 491,766
U-Haul Holding Co. , Series N , NVS
(b)
........... 71,651 5,158,872
Union Pacific Corp. ....................... 436,515 107,592,217
XPO, Inc.
(a)
............................. 82,659 8,886,669
385,440,956
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 1,237,665 141,106,187
Align Technology, Inc.
(a)
..................... 53,566 13,622,905
Baxter International, Inc. .................... 364,515 13,840,634
Becton Dickinson & Co. .................... 206,601 49,811,501
Boston Scientific Corp.
(a)
.................... 1,050,954 88,069,945
Cooper Companies, Inc. (The)
(a)
............... 138,572 15,290,034
Dentsply Sirona, Inc. ...................... 142,129 3,846,011

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Dexcom, Inc.
(a)
.......................... 287,256 $ 19,257,642
Edwards Lifesciences Corp.
(a)
................ 427,238 28,193,436
Enovis Corp.
(a) (b)
.......................... 39,395 1,695,955
Envista Holdings Corp.
(a) (b)
................... 118,414 2,339,861
GE HealthCare Technologies, Inc. ............. 316,767 29,728,583
Globus Medical, Inc. , Class A
(a)
............... 80,003 5,723,415
Hologic, Inc.
(a)
........................... 163,508 13,319,362
IDEXX Laboratories, Inc.
(a)
................... 58,955 29,785,245
Inspire Medical Systems, Inc.
(a) (b)
.............. 21,307 4,496,842
Insulet Corp.
(a)
........................... 50,133 11,668,456
Intuitive Surgical, Inc.
(a)
..................... 252,784 124,185,196
Masimo Corp.
(a)
.......................... 30,820 4,109,231
Medtronic PLC .......................... 918,498 82,692,375
Penumbra, Inc.
(a)
......................... 25,789 5,011,060
QuidelOrtho Corp.
(a)
....................... 38,001 1,732,846
ResMed, Inc. ........................... 103,586 25,287,414
Solventum Corp.
(a)
........................ 98,809 6,888,963
STERIS PLC ............................ 70,869 17,188,567
Stryker Corp. ........................... 259,397 93,709,760
Teleflex, Inc. ............................ 34,147 8,445,236
Zimmer Biomet Holdings, Inc. ................ 146,039 15,764,910
856,811,572
a
Health Care Providers & Services  —  2 .4%
Acadia Healthcare Co., Inc.
(a)
................. 64,805 4,109,285
Amedisys, Inc.
(a)
......................... 22,648 2,185,758
Cardinal Health, Inc. ....................... 174,056 19,236,669
Cencora, Inc.
(b)
.......................... 118,794 26,738,154
Centene Corp.
(a)
......................... 377,376 28,408,865
Chemed Corp. ........................... 10,713 6,438,192
Cigna Group (The) ........................ 199,881 69,246,774
CVS Health Corp. ........................ 901,499 56,686,257
DaVita, Inc.
(a)
............................ 36,015 5,903,939
Elevance Health, Inc. ...................... 166,372 86,513,440
Encompass Health Corp. ................... 70,071 6,771,661
HCA Healthcare, Inc. ...................... 134,765 54,772,539
Henry Schein, Inc.
(a) (b)
...................... 92,679 6,756,299
Humana, Inc. ........................... 86,115 27,276,065
Labcorp Holdings, Inc. ..................... 59,807 13,365,668
McKesson Corp. ......................... 92,626 45,796,147
Molina Healthcare, Inc.
(a)
.................... 41,630 14,344,033
Premier, Inc. , Class A ...................... 73,475 1,469,500
Quest Diagnostics, Inc. ..................... 78,898 12,248,915
R1 RCM, Inc.
(a)
.......................... 108,730 1,540,704
Tenet Healthcare Corp.
(a)
.................... 67,743 11,258,887
UnitedHealth Group, Inc. .................... 658,065 384,757,444
Universal Health Services, Inc. , Class B ......... 41,341 9,467,502
895,292,697
a
Health Care REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 124,907 14,832,706
Healthcare Realty Trust, Inc. , Class A ........... 269,187 4,885,744
Healthpeak Properties, Inc. .................. 506,683 11,587,840
Medical Properties Trust, Inc.
(b)
................ 418,317 2,447,155
Omega Healthcare Investors, Inc. .............. 175,728 7,152,130
Ventas, Inc. ............................ 287,457 18,434,617
Welltower, Inc. ........................... 430,828 55,158,909
114,499,101
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a)
........................... 82,287 963,581
Doximity, Inc. , Class A
(a) (b)
................... 88,021 3,835,075
Veeva Systems, Inc. , Class A
(a)
............... 105,499 22,141,075
26,939,731
a
Security Shares Value
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 502,178 $ 8,838,333
Park Hotels & Resorts, Inc. .................. 147,964 2,086,292
10,924,625
a
Hotels, Restaurants & Leisure  —  2 .1%
Airbnb, Inc. , Class A
(a)
...................... 312,341 39,607,962
Aramark ............................... 187,261 7,252,618
Booking Holdings, Inc. ..................... 24,372 102,657,789
Boyd Gaming Corp. ....................... 48,775 3,153,304
Caesars Entertainment, Inc.
(a)
................ 153,986 6,427,376
Carnival Corp.
(a)
.......................... 719,800 13,301,904
Cava Group, Inc.
(a)
........................ 53,942 6,680,717
Chipotle Mexican Grill, Inc.
(a)
................. 976,350 56,257,287
Choice Hotels International, Inc.
(b)
.............. 20,440 2,663,332
Churchill Downs, Inc. ...................... 49,688 6,718,314
Darden Restaurants, Inc. ................... 85,642 14,056,421
Domino's Pizza, Inc. ....................... 24,878 10,701,023
DoorDash, Inc. , Class A
(a)
................... 247,836 35,373,632
DraftKings, Inc. , Class A
(a) (b)
.................. 324,893 12,735,806
Dutch Bros, Inc. , Class A
(a)
.................. 78,405 2,511,312
Expedia Group, Inc.
(a) (b)
..................... 90,284 13,363,838
Hilton Worldwide Holdings, Inc. ............... 175,563 40,467,271
Hyatt Hotels Corp. , Class A .................. 31,543 4,800,845
Las Vegas Sands Corp. .................... 255,808 12,877,375
Light & Wonder, Inc.
(a)
...................... 64,439 5,846,550
Marriott International, Inc. , Class A ............. 163,610 40,673,446
Marriott Vacations Worldwide Corp. ............. 25,634 1,883,586
McDonald's Corp. ........................ 515,584 157,000,484
MGM Resorts International
(a)
................. 167,104 6,532,095
Norwegian Cruise Line Holdings Ltd.
(a)
........... 306,715 6,290,725
Penn Entertainment, Inc.
(a) (b)
................. 111,964 2,111,641
Planet Fitness, Inc. , Class A
(a)
................ 62,141 5,047,092
Royal Caribbean Cruises Ltd.
(b)
............... 169,596 30,079,547
Starbucks Corp. .......................... 809,360 78,904,506
Texas Roadhouse, Inc. ..................... 47,506 8,389,560
Travel + Leisure Co. ....................... 48,462 2,233,129
Vail Resorts, Inc. ......................... 27,355 4,767,703
Wendy's Co. (The) ........................ 125,653 2,201,441
Wingstop, Inc. ........................... 21,278 8,853,350
Wyndham Hotels & Resorts, Inc. .............. 54,139 4,230,421
Wynn Resorts Ltd. ........................ 73,708 7,067,123
Yum! Brands, Inc. ........................ 201,028 28,085,622
791,806,147
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 211,890 40,422,255
Garmin Ltd. ............................. 110,734 19,492,506
Leggett & Platt, Inc. ....................... 98,080 1,335,850
Lennar Corp. , Class A ...................... 170,261 31,920,532
Lennar Corp. , Class B ..................... 8,153 1,409,980
Mohawk Industries, Inc.
(a)
................... 37,366 6,003,969
Newell Brands, Inc. ....................... 270,900 2,080,512
NVR, Inc.
(a)
............................. 2,064 20,251,555
PulteGroup, Inc. ......................... 147,590 21,183,593
SharkNinja, Inc. .......................... 47,236 5,135,025
Tempur Sealy International, Inc. ............... 122,021 6,662,347
Toll Brothers, Inc. ......................... 72,960 11,271,590
TopBuild Corp.
(a) (b)
........................ 22,775 9,265,098
Whirlpool Corp. .......................... 38,119 4,078,733
180,513,545
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 174,956 18,321,392
Clorox Co. (The) ......................... 88,497 14,417,046
Colgate-Palmolive Co. ..................... 580,947 60,308,108

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Products (continued)
Kimberly-Clark Corp. ...................... 240,294 $ 34,189,030
Procter & Gamble Co. (The) ................. 1,688,434 292,436,769
Reynolds Consumer Products, Inc. ............. 38,405 1,194,396
Spectrum Brands Holdings, Inc. ............... 19,024 1,809,944
422,676,685
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 506,653 10,163,459
Brookfield Renewable Corp. , Class A ........... 93,928 3,067,688
Clearway Energy, Inc. , Class A ................ 24,676 702,526
Clearway Energy, Inc. , Class C ............... 59,225 1,817,023
Vistra Corp.
(b)
........................... 246,172 29,181,229
44,931,925
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 395,750 54,099,025
Honeywell International, Inc. ................. 466,274 96,383,499
150,482,524
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 204,046 5,768,380
EastGroup Properties, Inc. .................. 34,169 6,383,453
First Industrial Realty Trust, Inc. ............... 94,417 5,285,464
Lineage, Inc. ............................ 44,204 3,464,709
Prologis, Inc. ............................ 661,146 83,489,517
Rexford Industrial Realty, Inc. ................ 151,135 7,603,602
STAG Industrial, Inc. ...................... 132,745 5,189,002
117,184,127
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 400,457 44,771,093
Allstate Corp. (The) ....................... 187,689 35,595,219
American Financial Group, Inc. ............... 51,437 6,923,420
American International Group, Inc. ............. 466,255 34,143,854
Aon PLC , Class A ........................ 140,351 48,560,042
Arch Capital Group Ltd.
(a)
................... 257,344 28,791,647
Arthur J Gallagher & Co. .................... 154,386 43,439,589
Assurant, Inc. ........................... 36,849 7,327,792
Assured Guaranty Ltd. ..................... 36,361 2,891,427
Axis Capital Holdings Ltd. ................... 54,933 4,373,216
Brighthouse Financial, Inc.
(a)
................. 46,314 2,085,519
Brown & Brown, Inc. ....................... 172,048 17,824,173
Chubb Ltd. ............................. 289,949 83,618,392
Cincinnati Financial Corp. ................... 110,348 15,020,570
CNA Financial Corp. ....................... 17,662 864,378
Everest Group Ltd. ........................ 30,838 12,083,254
Fidelity National Financial, Inc. ................ 184,734 11,464,592
First American Financial Corp. ................ 72,873 4,810,347
Globe Life, Inc. .......................... 63,499 6,725,179
Hanover Insurance Group, Inc. (The) ........... 25,677 3,803,020
Hartford Financial Services Group, Inc. (The) ...... 209,268 24,612,009
Kemper Corp. ........................... 44,756 2,741,305
Kinsale Capital Group, Inc. .................. 15,577 7,252,184
Lincoln National Corp. ..................... 124,762 3,931,251
Loews Corp. ............................ 128,065 10,123,538
Markel Group, Inc.
(a)
....................... 9,150 14,352,507
Marsh & McLennan Companies, Inc. ............ 353,335 78,825,505
MetLife, Inc. ............................ 420,873 34,713,605
Old Republic International Corp. ............... 177,740 6,295,551
Primerica, Inc. ........................... 24,465 6,486,895
Principal Financial Group, Inc. ................ 163,787 14,069,303
Progressive Corp. (The) .................... 418,264 106,138,673
Prudential Financial, Inc. .................... 256,794 31,097,753
Reinsurance Group of America, Inc. ............ 46,953 10,229,650
RenaissanceRe Holdings Ltd.
(b)
............... 37,239 10,143,904
Security Shares Value
a
Insurance (continued)
RLI Corp. .............................. 28,581 $ 4,429,483
Ryan Specialty Holdings, Inc. , Class A ........... 69,914 4,641,590
Travelers Companies, Inc. (The) ............... 163,192 38,206,511
Unum Group ............................ 122,731 7,295,131
W R Berkley Corp. ........................ 210,862 11,962,201
White Mountains Insurance Group Ltd. .......... 1,833 3,109,135
Willis Towers Watson PLC ................... 73,067 21,520,424
867,294,831
a
Interactive Media & Services  —  5 .8%
Alphabet, Inc. , Class A ..................... 4,206,069 697,576,544
Alphabet, Inc. , Class C , NVS ................. 3,524,492 589,259,817
IAC, Inc.
(a) (b)
............................ 51,950 2,795,949
Match Group, Inc.
(a)
....................... 184,439 6,979,172
Meta Platforms, Inc. , Class A ................. 1,567,884 897,519,517
Pinterest, Inc. , Class A
(a)
.................... 431,518 13,968,238
TripAdvisor, Inc.
(a)
........................ 74,670 1,081,968
Trump Media & Technology Group Corp.
(a) (b)
....... 41,191 661,939
ZoomInfo Technologies, Inc.
(a)
................ 221,862 2,289,616
2,212,132,760
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 448,982 158,706,157
Akamai Technologies, Inc.
(a)
.................. 107,246 10,826,484
Amdocs Ltd. ............................ 82,715 7,235,908
Cloudflare, Inc. , Class A
(a)
................... 214,497 17,350,662
Cognizant Technology Solutions Corp. , Class A ..... 355,602 27,445,362
DXC Technology Co.
(a) (b)
.................... 126,905 2,633,279
EPAM Systems, Inc.
(a)
...................... 39,725 7,906,467
Gartner, Inc.
(a)
........................... 53,894 27,311,323
Globant SA
(a) (b)
.......................... 29,823 5,909,129
GoDaddy, Inc. , Class A
(a)
.................... 101,398 15,897,178
International Business Machines Corp. .......... 656,427 145,122,881
Kyndryl Holdings, Inc.
(a)
..................... 163,410 3,755,162
MongoDB, Inc. , Class A
(a)
................... 50,652 13,693,768
Okta, Inc. , Class A
(a)
....................... 114,514 8,512,971
Snowflake, Inc. , Class A
(a)
................... 225,945 25,952,043
Twilio, Inc. , Class A
(a)
...................... 123,767 8,072,084
VeriSign, Inc.
(a)
.......................... 60,462 11,485,362
497,816,220
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 50,118 4,200,891
Hasbro, Inc. ............................ 99,558 7,200,035
Mattel, Inc.
(a)
............................ 241,991 4,609,928
Polaris, Inc. ............................. 36,109 3,005,713
YETI Holdings, Inc.
(a)
...................... 61,224 2,512,021
21,528,588
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a)
................ 76,392 1,724,931
Agilent Technologies, Inc. ................... 209,355 31,085,030
Avantor, Inc.
(a) (b)
.......................... 488,573 12,639,384
Azenta, Inc.
(a)
........................... 39,244 1,900,979
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 13,759 4,603,486
Bio-Techne Corp. ......................... 112,700 9,008,111
Bruker Corp. ............................ 78,342 5,410,299
Charles River Laboratories International, Inc.
(a)
..... 36,658 7,220,526
Danaher Corp. .......................... 461,867 128,408,263
Fortrea Holdings, Inc.
(a) (b)
.................... 65,751 1,315,020
Illumina, Inc.
(a)
........................... 114,342 14,911,340
IQVIA Holdings, Inc.
(a)
...................... 128,750 30,509,888
Medpace Holdings, Inc.
(a)
................... 18,098 6,041,112
Mettler-Toledo International, Inc.
(a)
............. 15,108 22,657,468
QIAGEN NV
(a)
........................... 158,001 7,200,106

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Repligen Corp.
(a) (b)
........................ 40,173 $ 5,978,546
Revvity, Inc. ............................ 88,462 11,301,020
Sotera Health Co.
(a) (b)
...................... 107,498 1,795,217
Thermo Fisher Scientific, Inc. ................. 273,254 169,026,727
Waters Corp.
(a)
.......................... 42,248 15,204,633
West Pharmaceutical Services, Inc. ............ 51,811 15,551,590
503,493,676
a
Machinery  —  1 .8%
AGCO Corp. ............................ 45,584 4,460,850
Allison Transmission Holdings, Inc. ............. 62,426 5,997,266
Caterpillar, Inc. .......................... 349,868 136,840,372
CNH Industrial N.V. ....................... 623,634 6,922,337
Crane Co. .............................. 34,589 5,474,747
Cummins, Inc. ........................... 98,109 31,766,713
Deere & Co. ............................ 180,428 75,298,017
Donaldson Co., Inc. ....................... 86,428 6,369,744
Dover Corp. ............................ 97,936 18,778,249
Esab Corp. ............................. 40,550 4,310,871
Flowserve Corp. ......................... 94,982 4,909,620
Fortive Corp. ............................ 251,458 19,847,580
Gates Industrial Corp. PLC
(a) (b)
................ 146,575 2,572,392
Graco, Inc. ............................. 121,029 10,591,248
IDEX Corp. ............................. 54,650 11,722,425
Illinois Tool Works, Inc. ..................... 211,636 55,463,447
Ingersoll Rand, Inc.
(b)
...................... 288,449 28,314,154
ITT, Inc. ............................... 58,999 8,820,940
Lincoln Electric Holdings, Inc. ................ 39,957 7,672,543
Middleby Corp. (The)
(a) (b)
.................... 37,856 5,266,905
Nordson Corp.
(b)
......................... 40,836 10,724,759
Oshkosh Corp. .......................... 46,293 4,639,022
Otis Worldwide Corp. ...................... 288,726 30,010,180
PACCAR, Inc. ........................... 368,138 36,327,858
Parker-Hannifin Corp. ...................... 91,421 57,761,616
Pentair PLC ............................ 118,934 11,630,556
RBC Bearings, Inc.
(a) (b)
..................... 20,146 6,031,309
Snap-on, Inc. ........................... 37,002 10,719,849
Stanley Black & Decker, Inc. ................. 110,936 12,217,382
Timken Co. (The) ......................... 44,238 3,728,821
Toro Co. (The) ........................... 74,234 6,438,315
Westinghouse Air Brake Technologies Corp. ....... 124,972 22,716,160
Xylem, Inc. ............................. 172,842 23,338,855
687,685,102
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 41,859 5,124,797
a
Media  —  0 .6%
Charter Communications, Inc. , Class A
(a) (b)
........ 67,025 21,721,462
Comcast Corp. , Class A .................... 2,748,283 114,795,781
Fox Corp. , Class A , NVS .................... 163,714 6,930,014
Fox Corp. , Class B ........................ 94,892 3,681,809
Interpublic Group of Companies, Inc. (The) ....... 269,109 8,511,918
Liberty Broadband Corp. , Class A
(a)
............. 11,886 913,082
Liberty Broadband Corp. , Class C , NVS
(a)
........ 78,799 6,090,375
New York Times Co. (The) , Class A ............. 116,466 6,483,662
News Corp. , Class A , NVS .................. 273,315 7,278,379
News Corp. , Class B ...................... 82,791 2,314,008
Nexstar Media Group, Inc. ................... 23,126 3,823,884
Omnicom Group, Inc. ...................... 138,353 14,304,317
Paramount Global , Class A
(b)
................. 8,387 183,340
Paramount Global , Class B , NVS .............. 415,176 4,409,169
Sirius XM Holdings, Inc.
(a) (b)
.................. 180,330 4,264,804
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 316,420 $ 34,695,453
240,401,457
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 178,026 6,868,243
ATI, Inc.
(a)
.............................. 88,096 5,894,504
Cleveland-Cliffs, Inc.
(a) (b)
.................... 334,337 4,269,484
Freeport-McMoRan, Inc. .................... 1,026,708 51,253,263
MP Materials Corp. , Class A
(a) (b)
............... 93,777 1,655,164
Newmont Corp. .......................... 825,036 44,098,174
Nucor Corp. ............................ 171,286 25,751,137
Reliance, Inc. ........................... 41,303 11,945,241
Royal Gold, Inc. .......................... 46,686 6,550,046
Southern Copper Corp. ..................... 62,061 7,178,596
Steel Dynamics, Inc. ....................... 106,191 13,388,561
United States Steel Corp. ................... 159,328 5,629,058
184,481,471
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 529,692 5,540,578
Annaly Capital Management, Inc. .............. 360,951 7,244,287
Rithm Capital Corp. ....................... 342,618 3,888,714
Starwood Property Trust, Inc. ................. 216,404 4,410,314
21,083,893
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 189,699 16,591,075
CenterPoint Energy, Inc. .................... 450,450 13,252,239
CMS Energy Corp. ........................ 214,058 15,118,917
Consolidated Edison, Inc. ................... 246,730 25,691,995
Dominion Energy, Inc. ...................... 600,329 34,693,013
DTE Energy Co. ......................... 148,303 19,043,588
NiSource, Inc. ........................... 320,412 11,102,276
Public Service Enterprise Group, Inc. ........... 357,412 31,884,724
Sempra ............................... 454,369 37,998,879
WEC Energy Group, Inc. .................... 226,332 21,768,612
227,145,318
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 111,669 8,984,888
Cousins Properties, Inc. .................... 109,801 3,236,934
Highwoods Properties, Inc. .................. 77,510 2,597,360
Kilroy Realty Corp. ........................ 82,096 3,177,115
Vornado Realty Trust ...................... 127,186 5,011,128
23,007,425
a
Oil, Gas & Consumable Fuels  —  3 .1%
Antero Midstream Corp. .................... 241,762 3,638,518
Antero Resources Corp.
(a)
................... 206,029 5,902,731
APA Corp. ............................. 261,514 6,396,632
Cheniere Energy, Inc. ...................... 164,142 29,519,297
Chevron Corp. ........................... 1,232,847 181,561,378
Chord Energy Corp. ....................... 44,179 5,753,431
Civitas Resources, Inc. ..................... 71,346 3,615,102
ConocoPhillips .......................... 837,697 88,192,740
Coterra Energy, Inc. ....................... 530,048 12,694,650
Devon Energy Corp. ....................... 449,588 17,587,883
Diamondback Energy, Inc. ................... 135,345 23,333,478
DT Midstream, Inc. ........................ 71,240 5,603,738
EOG Resources, Inc. ...................... 410,818 50,501,857
EQT Corp. ............................. 421,115 15,429,654
Expand Energy Corp. ...................... 93,758 7,711,596
Exxon Mobil Corp. ........................ 3,211,378 376,437,729
Hess Corp. ............................. 200,215 27,189,197
HF Sinclair Corp. ......................... 115,091 5,129,606
Kinder Morgan, Inc. , Class P ................. 1,385,238 30,599,907

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp. ........................ 399,023 $ 10,625,982
Marathon Petroleum Corp. .................. 251,658 40,997,605
Matador Resources Co. .................... 83,950 4,148,809
New Fortress Energy, Inc. , Class A
(b)
............ 46,150 419,503
Occidental Petroleum Corp. .................. 477,007 24,584,941
ONEOK, Inc. ............................ 417,970 38,089,606
Ovintiv, Inc. ............................. 191,555 7,338,472
Permian Resources Corp. , Class A ............. 469,534 6,390,358
Phillips 66 .............................. 300,273 39,470,886
Range Resources Corp. .................... 167,500 5,152,300
Southwestern Energy Co.
(a)
.................. 785,895 5,587,713
Targa Resources Corp. ..................... 157,024 23,241,122
Texas Pacific Land Corp.
(b)
.................. 13,254 11,726,344
Valero Energy Corp. ....................... 229,258 30,956,708
Viper Energy, Inc. ........................ 72,686 3,278,865
Williams Companies, Inc. (The) ............... 869,803 39,706,507
1,188,514,845
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 45,689 4,909,740
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 90,944 4,111,578
American Airlines Group, Inc.
(a)
................ 472,294 5,308,584
Delta Air Lines, Inc. ....................... 463,040 23,517,802
Southwest Airlines Co. ..................... 428,628 12,700,248
United Airlines Holdings, Inc.
(a)
................ 233,324 13,313,467
58,951,679
a
Personal Care Products  —  0 .2%
BellRing Brands, Inc.
(a)
..................... 93,048 5,649,874
Coty, Inc. , Class A
(a) (b)
...................... 277,300 2,603,847
elf Beauty, Inc.
(a) (b)
........................ 37,761 4,117,082
Estee Lauder Companies, Inc. (The) , Class A ...... 165,454 16,494,109
Kenvue, Inc. ............................ 1,368,337 31,649,635
60,514,547
a
Pharmaceuticals  —  3 .4%
Bristol-Myers Squibb Co. .................... 1,449,960 75,020,930
Catalent, Inc.
(a)
.......................... 131,191 7,946,239
Elanco Animal Health, Inc.
(a)
.................. 348,774 5,123,490
Eli Lilly & Co. ........................... 572,860 507,519,588
Intra-Cellular Therapies, Inc.
(a)
................ 73,474 5,376,093
Jazz Pharmaceuticals PLC
(a)
................. 44,316 4,937,246
Johnson & Johnson ....................... 1,726,142 279,738,573
Merck & Co., Inc. ......................... 1,814,440 206,047,806
Organon & Co. .......................... 188,796 3,611,667
Perrigo Co. PLC ......................... 97,663 2,561,701
Pfizer, Inc. ............................. 4,056,857 117,405,442
Royalty Pharma PLC , Class A ................ 279,592 7,909,658
Viatris, Inc. ............................. 857,968 9,961,008
Zoetis, Inc. , Class A ....................... 327,027 63,894,535
1,297,053,976
a
Professional Services  —  0 .8%
Amentum Holdings, Inc.
(a)
................... 89,908 2,899,533
Automatic Data Processing, Inc. ............... 293,822 81,309,362
Booz Allen Hamilton Holding Corp. , Class A ....... 91,555 14,901,492
Broadridge Financial Solutions, Inc. ............ 83,411 17,935,867
CACI International, Inc. , Class A
(a)
............. 15,688 7,915,537
Clarivate PLC
(a) (b)
......................... 291,597 2,070,339
Concentrix Corp. ......................... 32,454 1,663,267
Dayforce, Inc.
(a) (b)
......................... 107,758 6,600,178
Dun & Bradstreet Holdings, Inc. ............... 216,308 2,489,705
Equifax, Inc. ............................ 87,865 25,820,009
FTI Consulting, Inc.
(a)
...................... 25,167 5,727,003
Security Shares Value
a
Professional Services (continued)
Genpact Ltd. ............................ 130,424 $ 5,113,925
Jacobs Solutions, Inc. ...................... 89,908 11,768,957
KBR, Inc. .............................. 97,568 6,354,604
Leidos Holdings, Inc. ...................... 96,316 15,699,508
ManpowerGroup, Inc. ...................... 33,737 2,480,344
Parsons Corp.
(a)
.......................... 32,629 3,382,975
Paychex, Inc. ........................... 229,843 30,842,632
Paycom Software, Inc. ..................... 36,921 6,149,931
Paycor HCM, Inc.
(a)
....................... 49,846 707,315
Paylocity Holding Corp.
(a)
................... 29,966 4,943,491
Robert Half, Inc. ......................... 73,751 4,971,555
Science Applications International Corp. ......... 37,121 5,169,842
SS&C Technologies Holdings, Inc. ............. 153,502 11,391,383
TransUnion ............................. 138,412 14,491,736
Verisk Analytics, Inc. ....................... 102,307 27,414,184
320,214,674
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (b)
................ 218,248 27,167,511
CoStar Group, Inc.
(a)
....................... 289,472 21,837,768
Howard Hughes Holdings, Inc.
(a)
............... 23,526 1,821,618
Jones Lang LaSalle, Inc.
(a)
................... 34,288 9,251,245
Seaport Entertainment Group, Inc.
(a) (b)
........... 2,580 70,744
Zillow Group, Inc. , Class A
(a)
................. 33,588 2,080,105
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 113,924 7,274,047
69,503,038
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 242,171 9,296,945
AvalonBay Communities, Inc. ................ 101,361 22,831,565
Camden Property Trust ..................... 74,740 9,232,632
Equity LifeStyle Properties, Inc. ............... 131,783 9,401,399
Equity Residential ........................ 270,670 20,154,088
Essex Property Trust, Inc. ................... 45,628 13,479,424
Invitation Homes, Inc. ...................... 434,697 15,327,416
Mid-America Apartment Communities, Inc. ........ 83,772 13,311,371
Sun Communities, Inc. ..................... 87,787 11,864,413
UDR, Inc. .............................. 235,729 10,687,953
135,587,206
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 71,137 5,358,750
Brixmor Property Group, Inc. ................. 219,725 6,121,539
Federal Realty Investment Trust ............... 58,586 6,735,632
Kimco Realty Corp. ....................... 472,045 10,960,885
NNN REIT, Inc. .......................... 132,577 6,428,659
Realty Income Corp. ....................... 625,513 39,670,035
Regency Centers Corp. .................... 128,853 9,307,052
Simon Property Group, Inc. .................. 231,220 39,080,804
123,663,356
a
Semiconductors & Semiconductor Equipment  —  10 .1%
Advanced Micro Devices, Inc.
(a)
............... 1,151,880 189,000,470
Allegro MicroSystems, Inc.
(a) (b)
................ 88,133 2,053,499
Amkor Technology, Inc. ..................... 80,585 2,465,901
Analog Devices, Inc. ....................... 355,303 81,780,092
Applied Materials, Inc. ..................... 595,308 120,281,981
Astera Labs, Inc.
(a) (b)
....................... 15,683 821,632
Broadcom, Inc. .......................... 3,253,777 561,276,533
Cirrus Logic, Inc.
(a)
........................ 38,694 4,806,182
Enphase Energy, Inc.
(a)
..................... 94,145 10,640,268
Entegris, Inc. ............................ 107,234 12,067,042
First Solar, Inc.
(a)
......................... 76,532 19,090,142
GlobalFoundries, Inc.
(a) (b)
.................... 66,615 2,681,254
Intel Corp. ............................. 3,047,752 71,500,262

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. .............................. 96,373 $ 74,632,215
Lam Research Corp. ...................... 93,456 76,267,572
Lattice Semiconductor Corp.
(a)
................ 97,727 5,186,372
MACOM Technology Solutions Holdings, Inc.
(a)
..... 39,796 4,427,703
Marvell Technology, Inc. .................... 611,896 44,129,940
Microchip Technology, Inc. ................... 378,985 30,428,706
Micron Technology, Inc. ..................... 788,754 81,801,677
MKS Instruments, Inc. ..................... 47,146 5,125,242
Monolithic Power Systems, Inc. ............... 33,560 31,026,220
NVIDIA Corp. ........................... 16,745,754 2,033,604,366
ON Semiconductor Corp.
(a)
.................. 306,189 22,232,383
Onto Innovation, Inc.
(a)
..................... 34,929 7,249,863
Qorvo, Inc.
(a)
............................ 68,766 7,103,528
QUALCOMM, Inc. ........................ 799,064 135,880,833
Skyworks Solutions, Inc. .................... 115,194 11,377,711
Teradyne, Inc. ........................... 112,079 15,010,740
Texas Instruments, Inc. ..................... 651,291 134,537,182
Universal Display Corp. .................... 33,196 6,967,840
Wolfspeed, Inc.
(a) (b)
........................ 87,690 850,593
3,806,305,944
a
Software  —  10 .2%
Adobe, Inc.
(a)
............................ 317,252 164,266,741
ANSYS, Inc.
(a)
........................... 62,479 19,907,684
Appfolio, Inc. , Class A
(a)
.................... 15,655 3,685,187
AppLovin Corp. , Class A
(a)
................... 187,371 24,461,284
Aspen Technology, Inc.
(a)
.................... 19,001 4,537,819
Atlassian Corp. , Class A
(a)
................... 112,931 17,934,572
Autodesk, Inc.
(a)
.......................... 154,529 42,569,649
Bentley Systems, Inc. , Class B
(b)
............... 100,054 5,083,744
BILL Holdings, Inc.
(a)
....................... 73,056 3,854,435
Cadence Design Systems, Inc.
(a)
.............. 194,997 52,850,037
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 318,499 3,519,414
Confluent, Inc. , Class A
(a) (b)
.................. 172,646 3,518,526
Crowdstrike Holdings, Inc. , Class A
(a)
............ 162,826 45,667,808
Datadog, Inc. , Class A
(a)
.................... 213,543 24,570,258
DocuSign, Inc.
(a)
......................... 143,986 8,940,091
Dolby Laboratories, Inc. , Class A .............. 40,957 3,134,439
DoubleVerify Holdings, Inc.
(a)
................. 98,299 1,655,355
Dropbox, Inc. , Class A
(a)
.................... 172,280 4,381,080
Dynatrace, Inc.
(a)
......................... 211,582 11,313,290
Elastic NV
(a)
............................ 57,979 4,450,468
Fair Isaac Corp.
(a)
......................... 16,968 32,977,647
Five9, Inc.
(a) (b)
........................... 51,344 1,475,113
Fortinet, Inc.
(a)
........................... 451,176 34,988,699
Gen Digital, Inc. .......................... 388,769 10,663,934
Gitlab, Inc. , Class A
(a) (b)
..................... 84,656 4,363,170
Guidewire Software, Inc.
(a)
................... 59,061 10,804,619
HashiCorp, Inc. , Class A
(a)
................... 101,211 3,427,004
HubSpot, Inc.
(a)
.......................... 34,883 18,543,803
Informatica, Inc. , Class A
(a) (b)
................. 45,614 1,153,122
Intuit, Inc. .............................. 195,382 121,332,222
Manhattan Associates, Inc.
(a)
................. 43,775 12,317,410
Microsoft Corp. .......................... 5,321,689 2,289,922,777
MicroStrategy, Inc. , Class A
(a) (b)
................ 111,554 18,808,004
nCino, Inc.
(a)
............................ 59,016 1,864,315
Nutanix, Inc. , Class A
(a)
..................... 174,517 10,340,132
Oracle Corp. ............................ 1,123,927 191,517,161
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 1,438,105 53,497,506
Palo Alto Networks, Inc.
(a) (b)
.................. 220,326 75,307,427
Pegasystems, Inc. ........................ 29,669 2,168,507
Procore Technologies, Inc.
(a) (b)
................ 75,237 4,643,628
PTC, Inc.
(a)
............................. 84,681 15,298,469
RingCentral, Inc. , Class A
(a) (b)
................. 61,302 1,938,982
Roper Technologies, Inc. .................... 76,479 42,555,975
Security Shares Value
a
Software (continued)
Salesforce, Inc. .......................... 670,940 $ 183,642,987
SentinelOne, Inc. , Class A
(a) (b)
................ 197,186 4,716,689
ServiceNow, Inc.
(a)
........................ 146,918 131,401,990
Smartsheet, Inc. , Class A
(a)
.................. 91,776 5,080,719
Synopsys, Inc.
(a)
......................... 108,759 55,074,470
Teradata Corp.
(a)
......................... 72,315 2,194,037
Tyler Technologies, Inc.
(a)
................... 30,310 17,692,553
UiPath, Inc. , Class A
(a)
..................... 318,564 4,077,619
Unity Software, Inc.
(a) (b)
..................... 209,915 4,748,277
Workday, Inc. , Class A
(a)
.................... 151,204 36,955,770
Zoom Video Communications, Inc. , Class A
(a)
...... 189,222 13,196,342
Zscaler, Inc.
(a)
........................... 65,489 11,194,690
3,880,187,650
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 334,661 77,828,762
Crown Castle, Inc. ........................ 311,806 36,989,546
CubeSmart ............................. 159,269 8,573,450
Digital Realty Trust, Inc. .................... 230,777 37,346,642
EPR Properties .......................... 52,355 2,567,489
Equinix, Inc. ............................ 67,781 60,164,449
Extra Space Storage, Inc. ................... 149,876 27,006,156
Gaming and Leisure Properties, Inc. ............ 185,001 9,518,301
Iron Mountain, Inc. ........................ 208,723 24,802,554
Lamar Advertising Co. , Class A ............... 63,125 8,433,500
National Storage Affiliates Trust ............... 48,918 2,357,848
Public Storage ........................... 113,126 41,163,158
Rayonier, Inc. ........................... 104,714 3,369,697
SBA Communications Corp. , Class A ............ 77,247 18,593,353
VICI Properties, Inc. ....................... 742,861 24,744,700
Weyerhaeuser Co. ........................ 519,267 17,582,381
401,041,986
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 43,096 1,680,313
AutoNation, Inc.
(a) (b)
....................... 18,371 3,286,939
AutoZone, Inc.
(a)
......................... 12,198 38,424,188
Bath & Body Works, Inc. .................... 162,482 5,186,425
Best Buy Co., Inc. ........................ 153,993 15,907,477
Burlington Stores, Inc.
(a)
.................... 45,278 11,929,847
CarMax, Inc.
(a) (b)
.......................... 113,069 8,749,279
Carvana Co. , Class A
(a) (b)
.................... 77,635 13,517,030
Dick's Sporting Goods, Inc. .................. 40,560 8,464,872
Five Below, Inc.
(a)
......................... 38,946 3,440,879
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 75,378 9,359,686
GameStop Corp. , Class A
(a) (b)
................. 268,802 6,163,630
Gap, Inc. (The) .......................... 140,819 3,105,059
Home Depot, Inc. (The) .................... 709,765 287,596,778
Lithia Motors, Inc. ........................ 19,777 6,281,966
Lowe's Companies, Inc. .................... 409,696 110,966,162
Murphy USA, Inc. ........................ 13,404 6,606,430
O'Reilly Automotive, Inc.
(a)
................... 41,280 47,538,048
Penske Automotive Group, Inc. ............... 12,702 2,063,059
RH
(a)
................................. 10,415 3,483,089
Ross Stores, Inc. ......................... 235,036 35,375,268
TJX Companies, Inc. (The) .................. 812,061 95,449,650
Tractor Supply Co. ........................ 76,942 22,384,736
Ulta Beauty, Inc.
(a)
........................ 34,207 13,310,628
Valvoline, Inc.
(a)
.......................... 93,222 3,901,341
Wayfair, Inc. , Class A
(a) (b)
.................... 62,149 3,491,531
Williams-Sonoma, Inc. ..................... 91,070 14,108,564
781,772,874
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 10,402,271 $ 2,423,729,143
Dell Technologies, Inc. , Class C ............... 195,084 23,125,257
Hewlett Packard Enterprise Co. ............... 921,164 18,847,016
HP, Inc. ............................... 698,842 25,067,463
NetApp, Inc. ............................ 148,312 18,318,015
Pure Storage, Inc. , Class A
(a)
................. 220,264 11,066,063
Super Micro Computer, Inc.
(a) (b)
................ 35,364 14,725,570
Western Digital Corp.
(a) (b)
.................... 234,294 15,999,937
2,550,878,464
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 41,745 665,833
Birkenstock Holding PLC
(a)
.................. 27,991 1,379,676
Capri Holdings Ltd.
(a)
...................... 81,608 3,463,443
Carter's, Inc. ............................ 26,513 1,722,815
Columbia Sportswear Co. ................... 24,909 2,072,180
Crocs, Inc.
(a)
............................ 43,259 6,264,336
Deckers Outdoor Corp.
(a)
.................... 107,506 17,141,832
Lululemon Athletica, Inc.
(a)
................... 86,218 23,395,254
Nike, Inc. , Class B ........................ 860,060 76,029,304
PVH Corp. ............................. 40,919 4,125,863
Ralph Lauren Corp. , Class A ................. 28,226 5,472,175
Skechers USA, Inc. , Class A
(a)
................ 92,918 6,218,072
Tapestry, Inc. ............................ 163,752 7,693,069
Under Armour, Inc. , Class A
(a) (b)
............... 140,074 1,248,059
Under Armour, Inc. , Class C
(a) (b)
............... 140,140 1,171,571
VF Corp. .............................. 252,890 5,045,155
163,108,637
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 1,228,974 62,726,833
Philip Morris International, Inc. ................ 1,112,351 135,039,411
197,766,244
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 73,655 3,335,835
Core & Main, Inc. , Class A
(a)
.................. 137,654 6,111,838
Fastenal Co. ............................ 409,255 29,228,992
Ferguson Enterprises, Inc. ................... 144,551 28,703,492
MSC Industrial Direct Co., Inc. , Class A .......... 33,737 2,903,406
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,581 4,916,799
United Rentals, Inc. ....................... 47,471 38,438,693
Watsco, Inc.
(b)
........................... 24,782 12,189,770
WESCO International, Inc. ................... 31,420 5,277,931
WW Grainger, Inc. ........................ 31,083 32,289,331
163,396,087
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 138,983 $ 20,324,874
Essential Utilities, Inc. ...................... 180,597 6,965,626
27,290,500
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
T-Mobile U.S., Inc. ........................ 345,803 71,359,907
71,359,907
a
Total Common Stocks — 99.8%
(Cost: $ 29,898,742,900 ) .............................. 37,779,151,586
a
Rights
Real Estate Management & Development  —  0 .0%
Seaport Entertainment Group, Inc. , (Expires
10/11/24)
(a) (b)
.......................... 2,596 7,658
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 7,658
Total Long-Term Investments — 99.8%
(Cost: $ 29,898,742,900 ) .............................. 37,779,159,244
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(c) (e) (f)
...................... 332,825,034 333,124,576
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (e)
............................ 52,666,060 52,666,060
a
Total Short-Term Securities — 1.0%
(Cost: $ 385,459,349 ) ................................ 385,790,636
Total Investments — 100.8%
(Cost: $ 30,284,202,249 ) .............................. 38,164,949,880
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (312,402,109)
Net Assets — 100.0% ................................. $ 37,852,547,771
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 143,393,796 $ 189,543,000
(a)
$ — $ 14,294 $ 173,486 $ 333,124,576 332,825,034 $ 988,427
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 47,277,823 5,388,237
(a)
— — — 52,666,060 52,666,060 1,554,205 —
BlackRock, Inc. ... 91,044,209 14,540,272 (17,342,173) 5,677,259 6,380,972 100,300,539 105,634 1,095,250 —
$ 5,691,553 $ 6,554,458
$ 486,091,175
$ 3,637,882 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 210 12/20/24 $ 61,050 $ 1,587,356
E-Mini S&P MidCap 400 Index ............................................................. 14 12/20/24 4,408 187,100
$ 1,774,456
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,774,456 $ — $ — $ — $ 1,774,456
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 4,252,272 $ — $ — $ — $ 4,252,272
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 99,966 $ — $ — $ — $ 99,966

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 ETF
14
2024
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 59,488,480
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 37,779,151,586  $ —  $ —  $ 37,779,151,586
Rights ................................................ 7,658  —  —  7,658
Short-Term Securities
Money Market Funds ...................................... 385,790,636  —  —  385,790,636
$ 38,164,949,880  $ —  $ —  $ 38,164,949,880
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,774,456  $ —  $ —  $ 1,774,456
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Axon Enterprise, Inc.
(a)
..................... 258,313 $ 103,221,875
Boeing Co. (The)
(a)
........................ 342,100 52,012,884
BWX Technologies, Inc. .................... 66,477 7,226,050
General Electric Co ....................... 841,046 158,604,455
HEICO Corp.
(b)
.......................... 158,474 41,437,781
HEICO Corp. , Class A ...................... 291,521 59,400,319
Howmet Aerospace, Inc. .................... 88,375 8,859,594
Loar Holdings, Inc.
(a) (b)
...................... 33,689 2,512,863
Lockheed Martin Corp. ..................... 245,449 143,479,667
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 51,808 1,684,278
TransDigm Group, Inc. ..................... 39,502 56,374,489
634,814,255
a
Air Freight & Logistics  —  0 .0%
Expeditors International of Washington, Inc. ....... 82,254 10,808,176
a
Automobiles  —  2 .6%
Tesla, Inc.
(a)
............................. 9,989,122 2,613,453,989
a
Banks  —  0 .2%
NU Holdings, Ltd. , Class A
(a) (b)
................ 11,431,645 156,041,954
Popular, Inc. ............................ 26,259 2,632,990
158,674,944
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,608 1,910,637
Celsius Holdings, Inc.
(a) (b)
.................... 633,086 19,853,577
Coca-Cola Co. (The) ...................... 7,994,720 574,500,579
Monster Beverage Corp.
(a)
................... 2,055,553 107,238,200
PepsiCo, Inc. ........................... 3,903,535 663,796,127
1,367,299,120
a
Biotechnology  —  1 .7%
AbbVie, Inc. ............................ 2,750,818 543,231,539
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 403,452 110,961,404
Amgen, Inc. ............................ 1,501,439 483,778,660
Apellis Pharmaceuticals, Inc.
(a)
................ 373,329 10,766,808
Exact Sciences Corp.
(a) (b)
.................... 257,613 17,548,598
Exelixis, Inc.
(a)
........................... 853,473 22,147,624
Incyte Corp.
(a)
........................... 33,698 2,227,438
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 521,417 20,887,965
Natera, Inc.
(a) (b)
.......................... 406,478 51,602,382
Neurocrine Biosciences, Inc.
(a)
................ 358,002 41,248,990
Regeneron Pharmaceuticals, Inc.
(a)
............. 31,586 33,204,467
Sarepta Therapeutics, Inc.
(a) (b)
................ 325,024 40,592,247
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 324,195 18,009,032
Vertex Pharmaceuticals, Inc.
(a)
................ 464,620 216,085,470
Viking Therapeutics, Inc.
(a) (b)
.................. 379,886 24,050,583
1,636,343,207
a
Broadline Retail  —  6 .4%
Amazon.com, Inc.
(a)
....................... 33,388,881 6,221,350,197
Coupang, Inc.
(a)
.......................... 4,166,792 102,294,743
Etsy, Inc.
(a) (b)
............................ 271,117 15,055,127
6,338,700,067
a
Building Products  —  0 .3%
AAON, Inc.
(b)
............................ 244,155 26,329,675
Advanced Drainage Systems, Inc. ............. 95,567 15,019,310
Armstrong World Industries, Inc. ............... 52,338 6,878,783
AZEK Co., Inc. (The) , Class A
(a)
............... 360,297 16,861,899
Builders FirstSource, Inc.
(a)
.................. 39,060 7,572,172
Carlisle Companies, Inc.
(b)
................... 22,317 10,037,071
Lennox International, Inc. ................... 115,380 69,722,980
Security Shares Value
a
Building Products (continued)
Simpson Manufacturing Co., Inc. .............. 14,230 $ 2,721,772
Trane Technologies PLC .................... 277,834 108,002,411
Trex Co., Inc.
(a)
.......................... 387,483 25,798,618
288,944,691
a
Capital Markets  —  1 .6%
Ameriprise Financial, Inc. ................... 328,227 154,204,327
Ares Management Corp. , Class A .............. 656,790 102,354,154
Blackstone, Inc. , NVS ...................... 2,536,086 388,350,849
Blue Owl Capital, Inc. , Class A ................ 1,804,907 34,943,000
Charles Schwab Corp. (The) ................. 536,127 34,746,391
Coinbase Global, Inc. , Class A
(a)
............... 595,033 106,017,030
FactSet Research Systems, Inc. ............... 48,629 22,362,046
Goldman Sachs Group, Inc. (The) ............. 304,825 150,921,906
Houlihan Lokey, Inc. , Class A ................. 16,920 2,673,698
Jefferies Financial Group, Inc. ................ 176,794 10,881,671
KKR & Co., Inc. .......................... 698,021 91,147,582
Lazard, Inc. ............................ 366,519 18,465,227
LPL Financial Holdings, Inc. .................. 266,910 62,091,273
Moody's Corp. ........................... 567,843 269,492,609
Morgan Stanley .......................... 247,042 25,751,658
Morningstar, Inc. ......................... 96,104 30,668,708
MSCI, Inc. , Class A ....................... 160,053 93,299,695
TPG, Inc. , Class A ........................ 74,991 4,316,482
Tradeweb Markets, Inc. , Class A ............... 165,815 20,506,341
XP, Inc. , Class A ......................... 147,318 2,642,885
1,625,837,532
a
Chemicals  —  0 .5%
Celanese Corp. .......................... 99,597 13,541,208
Chemours Co. (The) ....................... 39,453 801,685
Ecolab, Inc. ............................ 778,666 198,816,790
RPM International, Inc. ..................... 102,720 12,429,120
Sherwin-Williams Co. (The) .................. 767,761 293,031,341
518,620,144
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp.
(b)
........................... 1,179,038 242,740,343
Copart, Inc.
(a) (b)
.......................... 2,920,157 153,016,227
Rollins, Inc. ............................. 1,003,155 50,739,580
Tetra Tech, Inc.
(b)
......................... 204,729 9,655,020
Veralto Corp. ............................ 399,457 44,683,260
Waste Management, Inc. .................... 1,440,960 299,143,296
799,977,726
a
Communications Equipment  —  0 .5%
Arista Networks, Inc.
(a)
..................... 925,632 355,276,074
Motorola Solutions, Inc. .................... 282,261 126,913,013
Ubiquiti, Inc. ............................ 6,705 1,486,633
483,675,720
a
Construction & Engineering  —  0 .1%
Comfort Systems USA, Inc. .................. 126,301 49,301,595
EMCOR Group, Inc. ....................... 66,293 28,541,125
Quanta Services, Inc. ...................... 159,724 47,621,711
WillScot Holdings Corp. , Class A
(a) (b)
............ 194,104 7,298,311
132,762,742
a
Construction Materials  —  0 .1%
Eagle Materials, Inc.
(b)
...................... 90,455 26,019,381
Martin Marietta Materials, Inc.
(b)
............... 12,285 6,612,401
Vulcan Materials Co.
(b)
..................... 122,888 30,774,842
63,406,624
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 133,459 $ 4,749,806
American Express Co. ..................... 756,233 205,090,390
Credit Acceptance Corp.
(a) (b)
.................. 17,526 7,771,379
SoFi Technologies, Inc.
(a) (b)
.................. 582,034 4,574,787
222,186,362
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 22,901 8,604,135
Costco Wholesale Corp. .................... 1,593,390 1,412,572,103
Performance Food Group Co.
(a)
............... 78,117 6,122,029
Sysco Corp. ............................ 1,112,902 86,873,130
1,514,171,397
a
Containers & Packaging  —  0 .0%
Avery Dennison Corp. ...................... 108,883 24,037,011
Sealed Air Corp. ......................... 28,290 1,026,927
25,063,938
a
Distributors  —  0 .1%
Pool Corp. ............................. 133,934 50,466,331
a
Diversified Consumer Services  —  0 .1%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 30,898 4,329,737
Duolingo, Inc. , Class A
(a)
.................... 132,151 37,269,225
Grand Canyon Education, Inc.
(a)
............... 33,765 4,789,565
H&R Block, Inc. .......................... 96,754 6,148,717
52,537,244
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 38,995 1,187,398
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 180,076 46,823,362
NRG Energy, Inc. ......................... 305,010 27,786,411
74,609,773
a
Electrical Equipment  —  0 .2%
Generac Holdings, Inc.
(a)
.................... 103,121 16,383,864
Rockwell Automation, Inc. ................... 37,708 10,123,090
Vertiv Holdings Co. , Class A
(b)
................ 1,285,390 127,883,451
154,390,405
a
Electronic Equipment, Instruments & Components  —  0 .2%
Amphenol Corp. , Class A ................... 2,474,396 161,231,643
CDW Corp. ............................. 242,524 54,883,181
Cognex Corp. ........................... 33,192 1,344,276
Jabil, Inc. .............................. 32,201 3,858,646
Zebra Technologies Corp. , Class A
(a)
............ 39,147 14,496,917
235,814,663
a
Energy Equipment & Services  —  0 .0%
Weatherford International PLC ................ 259,604 22,045,572
a
Entertainment  —  1 .5%
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 29,505 2,110,493
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 262,778 20,346,900
Live Nation Entertainment, Inc.
(a) (b)
............. 566,739 62,052,253
Madison Square Garden Sports Corp. , Class A
(a)
.... 5,317 1,107,318
Netflix, Inc.
(a)
............................ 1,537,817 1,090,727,464
ROBLOX Corp. , Class A
(a) (b)
.................. 1,838,177 81,357,714
Roku, Inc. , Class A
(a)
...................... 67,761 5,059,036
Spotify Technology SA
(a)
.................... 528,067 194,608,532
TKO Group Holdings, Inc. , Class A
(a)
............ 38,653 4,781,763
1,462,151,473
a
Security Shares Value
a
Financial Services  —  3 .6%
Apollo Global Management, Inc. ............... 1,402,269 $ 175,157,421
Block, Inc. , Class A
(a) (b)
..................... 845,111 56,732,301
Corpay, Inc.
(a)
........................... 245,305 76,721,592
Equitable Holdings, Inc. .................... 1,144,487 48,102,789
Fiserv, Inc.
(a) (b)
........................... 655,890 117,830,638
Mastercard, Inc. , Class A .................... 2,970,061 1,466,616,122
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 220,550 19,540,730
Toast, Inc. , Class A
(a) (b)
..................... 1,593,561 45,113,712
UWM Holdings Corp. , Class A ................ 231,660 1,973,743
Visa, Inc. , Class A
(b)
....................... 5,662,720 1,556,964,864
Western Union Co. (The) ................... 170,221 2,030,737
WEX, Inc.
(a) (b)
............................ 13,862 2,907,277
3,569,691,926
a
Food Products  —  0 .0%
Freshpet, Inc.
(a)
.......................... 53,081 7,259,888
Hershey Co. (The) ........................ 73,327 14,062,652
Lamb Weston Holdings, Inc. ................. 167,475 10,842,332
Pilgrim's Pride Corp.
(a) (b)
.................... 13,844 637,516
32,802,388
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 25,269 2,213,312
Lyft, Inc. , Class A
(a) (b)
....................... 889,247 11,337,899
Old Dominion Freight Line, Inc.
(b)
.............. 706,725 140,383,854
Saia, Inc.
(a) (b)
............................ 55,310 24,184,851
Uber Technologies, Inc.
(a) (b)
.................. 7,221,068 542,735,471
U-Haul Holding Co.
(a) (b)
..................... 11,313 876,531
U-Haul Holding Co. , Series N , NVS
(b)
........... 155,253 11,178,216
Union Pacific Corp. ....................... 1,050,213 258,856,500
XPO, Inc.
(a) (b)
............................ 410,559 44,139,198
1,035,905,832
a
Health Care Equipment & Supplies  —  1 .3%
Align Technology, Inc.
(a)
..................... 157,839 40,141,615
Dexcom, Inc.
(a)
.......................... 1,436,543 96,305,843
Edwards Lifesciences Corp.
(a) (b)
............... 410,465 27,086,585
GE HealthCare Technologies, Inc. ............. 149,268 14,008,802
IDEXX Laboratories, Inc.
(a)
................... 296,093 149,592,105
Inspire Medical Systems, Inc.
(a) (b)
.............. 105,209 22,204,359
Insulet Corp.
(a) (b)
.......................... 250,716 58,354,149
Intuitive Surgical, Inc.
(a)
..................... 1,269,679 623,755,202
Masimo Corp.
(a)
.......................... 79,636 10,617,868
Penumbra, Inc.
(a)
......................... 132,923 25,828,268
ResMed, Inc.
(b)
.......................... 142,977 34,903,545
Stryker Corp. ........................... 386,133 139,494,408
1,242,292,749
a
Health Care Providers & Services  —  0 .7%
Cardinal Health, Inc. ....................... 519,380 57,401,878
Cencora, Inc. ........................... 596,456 134,250,317
Chemed Corp.
(b)
......................... 5,411 3,251,849
Cigna Group (The) ........................ 91,344 31,645,215
DaVita, Inc.
(a) (b)
.......................... 180,909 29,656,412
Elevance Health, Inc. ...................... 133,894 69,624,880
HCA Healthcare, Inc. ...................... 166,280 67,581,180
McKesson Corp. ......................... 200,907 99,332,439
Molina Healthcare, Inc.
(a)
.................... 131,690 45,375,106
UnitedHealth Group, Inc. .................... 224,657 131,352,455
669,471,731
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 32,113 1,399,163
Veeva Systems, Inc. , Class A
(a)
............... 529,454 111,116,511
112,515,674
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 1,570,594 $ 199,167,025
Booking Holdings, Inc. ..................... 114,996 484,376,952
Cava Group, Inc.
(a) (b)
....................... 271,751 33,656,361
Chipotle Mexican Grill, Inc.
(a)
................. 4,908,761 282,842,809
Choice Hotels International, Inc.
(b)
.............. 85,089 11,087,097
Churchill Downs, Inc.
(b)
..................... 250,526 33,873,620
Darden Restaurants, Inc. ................... 226,039 37,099,781
Domino's Pizza, Inc. ....................... 43,392 18,664,635
DoorDash, Inc. , Class A
(a)
................... 1,087,691 155,246,136
DraftKings, Inc. , Class A
(a) (b)
.................. 1,628,780 63,848,176
Dutch Bros, Inc. , Class A
(a) (b)
................. 155,239 4,972,305
Expedia Group, Inc.
(a) (b)
..................... 453,753 67,164,519
Hilton Worldwide Holdings, Inc. ............... 453,485 104,528,293
Hyatt Hotels Corp. , Class A .................. 22,706 3,455,853
Las Vegas Sands Corp. .................... 1,271,189 63,991,654
Light & Wonder, Inc.
(a)
...................... 324,540 29,445,514
McDonald's Corp. ........................ 165,762 50,476,187
Norwegian Cruise Line Holdings Ltd.
(a)
........... 1,540,935 31,604,577
Planet Fitness, Inc. , Class A
(a)
................ 168,956 13,722,606
Royal Caribbean Cruises Ltd.
(b)
............... 295,410 52,393,918
Starbucks Corp. .......................... 3,159,926 308,061,186
Texas Roadhouse, Inc. ..................... 239,549 42,304,353
Vail Resorts, Inc. ......................... 114,021 19,872,720
Wendy's Co. (The) ........................ 303,418 5,315,883
Wingstop, Inc. ........................... 105,362 43,839,021
Wyndham Hotels & Resorts, Inc. .............. 24,383 1,905,288
Wynn Resorts Ltd. ........................ 27,399 2,627,016
Yum! Brands, Inc. ........................ 388,380 54,260,570
2,219,804,055
a
Household Durables  —  0 .0%
SharkNinja, Inc. .......................... 46,844 5,092,411
Tempur Sealy International, Inc. ............... 604,024 32,979,711
TopBuild Corp.
(a)
......................... 9,072 3,690,580
41,762,702
a
Household Products  —  0 .6%
Clorox Co. (The) ......................... 445,365 72,554,412
Colgate-Palmolive Co. ..................... 1,606,120 166,731,317
Kimberly-Clark Corp. ...................... 497,517 70,786,719
Procter & Gamble Co. (The) ................. 1,891,178 327,552,030
637,624,478
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp.
(b)
........................... 1,237,185 146,655,910
a
Industrial Conglomerates  —  0 .1%
3M Co. ................................ 369,599 50,524,183
Honeywell International, Inc. ................. 363,543 75,147,974
125,672,157
a
Insurance  —  0 .7%
Allstate Corp. (The) ....................... 147,781 28,026,667
Arthur J Gallagher & Co. .................... 53,142 14,952,565
Brown & Brown, Inc. ....................... 377,943 39,154,895
Everest Group Ltd. ........................ 25,069 9,822,786
Kinsale Capital Group, Inc. .................. 79,250 36,896,422
Markel Group, Inc.
(a)
....................... 10,962 17,194,774
Marsh & McLennan Companies, Inc. ............ 242,566 54,114,049
Progressive Corp. (The) .................... 1,771,019 449,413,781
RLI Corp. .............................. 9,021 1,398,075
Ryan Specialty Holdings, Inc. , Class A ........... 369,226 24,512,914
675,486,928
a
Security Shares Value
a
Interactive Media & Services  —  11 .1%
Alphabet, Inc. , Class A ..................... 21,126,158 $ 3,503,773,304
Alphabet, Inc. , Class C , NVS ................. 17,702,748 2,959,722,438
Meta Platforms, Inc. , Class A ................. 7,875,136 4,508,042,852
Pinterest, Inc. , Class A
(a) (b)
................... 2,163,346 70,027,510
TripAdvisor, Inc.
(a)
........................ 20,437 296,132
Trump Media & Technology Group Corp.
(a) (b)
....... 129,029 2,073,496
11,043,935,732
a
IT Services  —  0 .6%
Cloudflare, Inc. , Class A
(a) (b)
.................. 1,075,904 87,029,874
EPAM Systems, Inc.
(a)
...................... 12,524 2,492,652
Gartner, Inc.
(a)
........................... 270,672 137,165,743
Globant SA
(a) (b)
.......................... 113,080 22,405,671
GoDaddy, Inc. , Class A
(a)
.................... 508,614 79,740,503
MongoDB, Inc. , Class A
(a)
................... 253,936 68,651,598
Okta, Inc. , Class A
(a)
....................... 256,607 19,076,164
Snowflake, Inc. , Class A
(a)
................... 1,135,322 130,403,085
Twilio, Inc. , Class A
(a)
...................... 123,306 8,042,017
VeriSign, Inc.
(a)
.......................... 20,152 3,828,074
558,835,381
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 438,084 31,682,235
YETI Holdings, Inc.
(a)
...................... 90,745 3,723,267
35,405,502
a
Life Sciences Tools & Services  —  0 .2%
10X Genomics, Inc. , Class A
(a) (b)
............... 249,309 5,629,397
Bruker Corp. ............................ 248,979 17,194,490
Fortrea Holdings, Inc.
(a)
..................... 3,572 71,440
IQVIA Holdings, Inc.
(a)
...................... 73,853 17,500,946
Medpace Holdings, Inc.
(a)
................... 91,339 30,488,958
Repligen Corp.
(a) (b)
........................ 28,495 4,240,626
Waters Corp.
(a) (b)
......................... 129,251 46,516,142
West Pharmaceutical Services, Inc. ............ 158,155 47,471,805
169,113,804
a
Machinery  —  0 .2%
Caterpillar, Inc. .......................... 249,898 97,740,106
Illinois Tool Works, Inc. ..................... 398,635 104,470,274
Lincoln Electric Holdings, Inc. ................ 55,061 10,572,813
212,783,193
a
Media  —  0 .2%
Liberty Broadband Corp. , Class A
(a)
............. 15,136 1,162,747
Liberty Broadband Corp. , Class C , NVS
(a)
........ 96,668 7,471,470
Nexstar Media Group, Inc. ................... 43,555 7,201,819
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,587,812 174,103,586
189,939,622
a
Metals & Mining  —  0 .0%
Cleveland-Cliffs, Inc.
(a) (b)
.................... 547,165 6,987,297
Southern Copper Corp. ..................... 311,685 36,052,604
43,039,901
a
Oil, Gas & Consumable Fuels  —  0 .4%
Antero Midstream Corp. .................... 462,888 6,966,464
Cheniere Energy, Inc. ...................... 422,219 75,931,865
Civitas Resources, Inc. ..................... 98,233 4,977,466
EQT Corp. ............................. 131,519 4,818,856
Hess Corp. ............................. 650,312 88,312,370
Matador Resources Co. .................... 31,936 1,578,277
New Fortress Energy, Inc. , Class A
(b)
............ 123,154 1,119,470
Permian Resources Corp. , Class A ............. 508,559 6,921,488
Targa Resources Corp. ..................... 788,940 116,771,009
Texas Pacific Land Corp.
(b)
.................. 67,411 59,641,208

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
18
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. ........................ 106,404 $ 4,799,885
371,838,358
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 160,761 17,275,377
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 168,487 1,893,794
a
Personal Care Products  —  0 .1%
elf Beauty, Inc.
(a) (b)
........................ 193,345 21,080,406
Estee Lauder Companies, Inc. (The) , Class A ...... 299,454 29,852,569
50,932,975
a
Pharmaceuticals  —  3 .9%
Eli Lilly & Co. ........................... 2,877,348 2,549,157,687
Intra-Cellular Therapies, Inc.
(a)
................ 370,894 27,138,314
Merck & Co., Inc. ......................... 9,113,534 1,034,932,921
Zoetis, Inc. , Class A ....................... 1,355,962 264,927,856
3,876,156,778
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 1,370,950 379,382,994
Booz Allen Hamilton Holding Corp. , Class A ....... 460,724 74,987,438
Broadridge Financial Solutions, Inc. ............ 384,615 82,703,763
Dayforce, Inc.
(a) (b)
......................... 56,150 3,439,188
Equifax, Inc. ............................ 89,119 26,188,509
KBR, Inc. .............................. 40,907 2,664,273
Paychex, Inc. ........................... 414,556 55,629,270
Paycom Software, Inc.
(b)
.................... 114,685 19,103,080
Paycor HCM, Inc.
(a) (b)
...................... 25,338 359,546
Paylocity Holding Corp.
(a)
................... 158,270 26,109,802
TransUnion ............................. 39,562 4,142,141
Verisk Analytics, Inc. ....................... 511,506 137,063,148
811,773,152
a
Real Estate Management & Development  —  0 .0%
Jones Lang LaSalle, Inc.
(a)
................... 52,396 14,136,965
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 297,493 50,282,267
a
Semiconductors & Semiconductor Equipment  —  16 .2%
Advanced Micro Devices, Inc.
(a)
............... 3,818,527 626,543,910
Applied Materials, Inc. ..................... 2,747,901 555,213,397
Astera Labs, Inc.
(a) (b)
....................... 3,928 205,788
Broadcom, Inc. .......................... 16,343,007 2,819,168,707
Enphase Energy, Inc.
(a)
..................... 473,085 53,468,067
Entegris, Inc. ............................ 542,137 61,006,677
KLA Corp. .............................. 484,065 374,864,777
Lam Research Corp. ...................... 469,408 383,074,481
Lattice Semiconductor Corp.
(a) (b)
............... 421,627 22,375,745
Marvell Technology, Inc. .................... 245,197 17,683,608
MKS Instruments, Inc. ..................... 14,089 1,531,615
Monolithic Power Systems, Inc. ............... 168,688 155,952,056
NVIDIA Corp. ........................... 84,110,229 10,214,346,210
Onto Innovation, Inc.
(a)
..................... 44,979 9,335,841
QUALCOMM, Inc. ........................ 3,764,687 640,185,024
Teradyne, Inc. ........................... 511,850 68,552,070
Texas Instruments, Inc. ..................... 396,406 81,885,587
Universal Display Corp.
(b)
................... 84,051 17,642,305
16,103,035,865
a
Software  —  18 .7%
Adobe, Inc.
(a)
............................ 1,593,491 825,077,770
Appfolio, Inc. , Class A
(a)
.................... 81,488 19,182,275
Security Shares Value
a
Software (continued)
AppLovin Corp. , Class A
(a) (b)
.................. 941,597 $ 122,925,488
Atlassian Corp. , Class A
(a)
................... 564,671 89,675,401
Autodesk, Inc.
(a)
.......................... 774,085 213,244,936
Bentley Systems, Inc. , Class B
(b)
............... 506,001 25,709,911
BILL Holdings, Inc.
(a) (b)
...................... 91,174 4,810,340
Cadence Design Systems, Inc.
(a)
.............. 979,425 265,453,558
Confluent, Inc. , Class A
(a) (b)
.................. 890,542 18,149,246
Crowdstrike Holdings, Inc. , Class A
(a)
............ 815,069 228,602,402
Datadog, Inc. , Class A
(a)
.................... 1,075,445 123,740,702
DocuSign, Inc.
(a) (b)
........................ 730,111 45,332,592
DoubleVerify Holdings, Inc.
(a) (b)
................ 292,207 4,920,766
Dropbox, Inc. , Class A
(a)
.................... 261,044 6,638,349
Dynatrace, Inc.
(a)
......................... 1,060,698 56,715,522
Elastic NV
(a) (b)
........................... 292,636 22,462,739
Fair Isaac Corp.
(a) (b)
....................... 72,084 140,096,696
Five9, Inc.
(a) (b)
........................... 261,970 7,526,398
Fortinet, Inc.
(a)
........................... 1,849,813 143,452,998
Gitlab, Inc. , Class A
(a) (b)
..................... 423,596 21,832,138
Guidewire Software, Inc.
(a) (b)
.................. 134,599 24,623,541
HashiCorp, Inc. , Class A
(a) (b)
.................. 396,767 13,434,531
HubSpot, Inc.
(a)
.......................... 175,801 93,455,812
Intuit, Inc. .............................. 981,361 609,425,181
Manhattan Associates, Inc.
(a)
................. 219,807 61,849,294
Microsoft Corp. .......................... 26,729,673 11,501,778,292
MicroStrategy, Inc. , Class A
(a) (b)
................ 35,058 5,910,779
nCino, Inc.
(a) (b)
........................... 182,605 5,768,492
Nutanix, Inc. , Class A
(a)
..................... 246,568 14,609,154
Oracle Corp. ............................ 5,645,237 961,948,385
Palantir Technologies, Inc. , Class A
(a)
........... 7,228,285 268,892,202
Palo Alto Networks, Inc.
(a) (b)
.................. 1,106,646 378,251,603
Pegasystems, Inc. ........................ 159,376 11,648,792
Procore Technologies, Inc.
(a) (b)
................ 376,410 23,232,025
PTC, Inc.
(a)
............................. 258,021 46,614,074
RingCentral, Inc. , Class A
(a)
.................. 293,715 9,290,205
Salesforce, Inc. .......................... 2,857,746 782,193,658
SentinelOne, Inc. , Class A
(a) (b)
................ 159,149 3,806,844
ServiceNow, Inc.
(a)
........................ 737,941 660,007,051
Smartsheet, Inc. , Class A
(a)
.................. 480,951 26,625,447
Synopsys, Inc.
(a)
......................... 546,839 276,913,801
Teradata Corp.
(a) (b)
........................ 346,886 10,524,521
Tyler Technologies, Inc.
(a)
................... 129,702 75,709,651
UiPath, Inc. , Class A
(a)
..................... 1,371,872 17,559,961
Unity Software, Inc.
(a) (b)
..................... 472,140 10,679,807
Workday, Inc. , Class A
(a)
.................... 760,431 185,856,941
Zscaler, Inc.
(a) (b)
.......................... 328,423 56,140,628
18,522,300,899
a
Specialized REITs  —  0 .5%
American Tower Corp. ..................... 1,677,738 390,174,749
Equinix, Inc. ............................ 18,552 16,467,312
Iron Mountain, Inc. ........................ 596,969 70,937,826
Lamar Advertising Co. , Class A ............... 78,270 10,456,872
Public Storage ........................... 86,665 31,534,794
519,571,553
a
Specialty Retail  —  2 .3%
AutoZone, Inc.
(a) (b)
........................ 55,941 176,216,388
Burlington Stores, Inc.
(a)
.................... 227,545 59,953,557
CarMax, Inc.
(a) (b)
.......................... 39,360 3,045,677
Carvana Co. , Class A
(a) (b)
.................... 136,230 23,719,005
Dick's Sporting Goods, Inc. .................. 18,466 3,853,854
Five Below, Inc.
(a)
......................... 154,701 13,667,833
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 136,983 17,009,179
Home Depot, Inc. (The) .................... 2,844,865 1,152,739,298
Murphy USA, Inc.
(b)
....................... 66,584 32,817,256

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 191,580 $ 220,623,528
RH
(a) (b)
................................ 10,495 3,509,843
Ross Stores, Inc. ......................... 273,122 41,107,592
TJX Companies, Inc. (The) .................. 2,406,805 282,895,860
Tractor Supply Co. ........................ 388,056 112,897,132
Ulta Beauty, Inc.
(a) (b)
....................... 148,677 57,853,194
Valvoline, Inc.
(a)
.......................... 461,784 19,325,660
Williams-Sonoma, Inc. ..................... 270,792 41,951,097
2,263,185,953
a
Technology Hardware, Storage & Peripherals  —  12 .5%
Apple, Inc. ............................. 52,248,309 12,173,855,997
Dell Technologies, Inc. , Class C ............... 154,518 18,316,564
HP, Inc. ............................... 852,039 30,562,639
NetApp, Inc. ............................ 331,583 40,953,816
Pure Storage, Inc. , Class A
(a)
................. 962,859 48,374,036
Super Micro Computer, Inc.
(a) (b)
................ 178,248 74,222,467
12,386,285,519
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Crocs, Inc.
(a) (b)
........................... 38,274 5,542,458
Deckers Outdoor Corp.
(a)
.................... 544,878 86,880,797
Lululemon Athletica, Inc.
(a) (b)
.................. 433,281 117,570,799
Nike, Inc. , Class B ........................ 2,671,517 236,162,103
Skechers USA, Inc. , Class A
(a)
................ 42,036 2,813,049
448,969,206
a
Trading Companies & Distributors  —  0 .4%
Core & Main, Inc. , Class A
(a) (b)
................ 453,398 20,130,871
Fastenal Co. ............................ 1,732,637 123,744,934
Security Shares Value
a
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc. ................... 48,475 $ 9,625,681
SiteOne Landscape Supply, Inc.
(a) (b)
............. 58,827 8,877,583
United Rentals, Inc. ....................... 57,802 46,804,013
WW Grainger, Inc. ........................ 135,818 141,089,097
350,272,179
a
Total Long-Term Investments — 99.9%
(Cost: $ 61,776,231,657 ) .............................. 99,038,593,998
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(c) (d) (e)
...................... 812,396,634 813,127,791
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................ 120,271,038 120,271,038
a
Total Short-Term Securities — 0.9%
(Cost: $ 932,461,427 ) ................................ 933,398,829
Total Investments — 100.8%
(Cost: $ 62,708,693,084 ) .............................. 99,971,992,827
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (786,841,535)
Net Assets — 100.0% ................................. $ 99,185,151,292
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 590,093,947  $ 222,510,376
(a)
$ —  $ 112,787  $ 410,681  $ 813,127,791  812,396,634  $ 1,095,885
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 130,436,818  —  (10,165,780)
(a)
—  —  120,271,038  120,271,038  3,214,258  —
$ 112,787  $ 410,681
$ 933,398,829
$ 4,310,143  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Growth ETF
20
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 747 12/20/24 $ 142,658 $ 3,676,121
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,676,121 $ — $ — $ — $ 3,676,121
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 18,958,641 $ — $ — $ — $ 18,958,641
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 394,662 $ — $ — $ — $ 394,662
Futures contracts
Average notional value of contracts — long ................................................................................... $ 133,737,803
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 99,038,593,998  $ —  $ —  $ 99,038,593,998
Short-Term Securities
Money Market Funds ...................................... 933,398,829  —  —  933,398,829
$ 99,971,992,827  $ —  $ —  $ 99,971,992,827
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,676,121  $ —  $ —  $ 3,676,121
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
22
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .4%
Boeing Co. (The)
(a)
........................ 1,160,918 $ 176,505,973
BWX Technologies, Inc. .................... 173,496 18,859,015
Curtiss-Wright Corp. ....................... 91,199 29,976,199
General Dynamics Corp. .................... 652,261 197,113,277
General Electric Co ....................... 2,041,575 385,000,214
Hexcel Corp. ............................ 197,782 12,228,861
Howmet Aerospace, Inc. .................... 908,657 91,092,864
Huntington Ingalls Industries, Inc. .............. 94,408 24,959,587
L3Harris Technologies, Inc. .................. 452,273 107,582,179
Loar Holdings, Inc.
(a) (b)
...................... 3,482 259,722
Lockheed Martin Corp. ..................... 346,827 202,741,191
Northrop Grumman Corp. ................... 329,544 174,022,300
RTX Corp. ............................. 3,176,840 384,905,934
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 242,545 7,885,138
Textron, Inc. ............................ 445,756 39,485,067
TransDigm Group, Inc. ..................... 103,768 148,090,426
Woodward, Inc.
(b)
......................... 143,571 24,623,862
2,025,331,809
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 276,463 30,513,221
Expeditors International of Washington, Inc. ....... 282,505 37,121,157
FedEx Corp. ............................ 540,755 147,993,829
GXO Logistics, Inc.
(a) (b)
..................... 280,620 14,611,883
United Parcel Service, Inc. , Class B ............ 1,741,540 237,441,564
467,681,654
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 650,247 46,824,286
BorgWarner, Inc. ......................... 541,546 19,652,704
Gentex Corp. ........................... 552,968 16,417,620
Lear Corp. ............................. 134,960 14,730,884
QuantumScape Corp. , Class A
(a) (b)
............. 882,050 5,071,788
102,697,282
a
Automobiles  —  0 .5%
Ford Motor Co. .......................... 9,377,590 99,027,350
General Motors Co. ....................... 2,669,759 119,711,994
Harley-Davidson, Inc. ...................... 289,291 11,146,382
Lucid Group, Inc.
(a) (b)
....................... 2,121,883 7,490,247
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,967,309 22,073,207
Thor Industries, Inc. ....................... 121,581 13,360,536
272,809,716
a
Banks  —  6 .6%
Bank of America Corp. ..................... 16,214,976 643,410,248
Bank OZK ............................. 254,055 10,921,824
BOK Financial Corp. ....................... 54,222 5,672,706
Citigroup, Inc. ........................... 4,578,805 286,633,193
Citizens Financial Group, Inc. ................ 1,078,305 44,285,986
Columbia Banking System, Inc. ............... 497,823 12,998,159
Comerica, Inc. ........................... 317,493 19,021,006
Commerce Bancshares, Inc. ................. 284,442 16,895,855
Cullen/Frost Bankers, Inc. ................... 140,415 15,706,822
East West Bancorp, Inc. .................... 329,398 27,254,390
Fifth Third Bancorp ....................... 1,630,731 69,860,516
First Citizens BancShares, Inc. , Class A
(b)
........ 28,615 52,678,784
First Hawaiian, Inc. ....................... 304,491 7,048,967
First Horizon Corp. ........................ 1,316,825 20,450,292
FNB Corp. ............................. 849,227 11,982,593
Huntington Bancshares, Inc. ................. 3,447,700 50,681,190
JPMorgan Chase & Co. .................... 6,847,712 1,443,908,552
KeyCorp ............................... 2,209,909 37,015,976
Security Shares Value
a
Banks (continued)
M&T Bank Corp. ......................... 396,852 $ 70,687,278
Pinnacle Financial Partners, Inc. ............... 180,962 17,728,847
PNC Financial Services Group, Inc. (The) ........ 948,523 175,334,477
Popular, Inc. ............................ 155,548 15,596,798
Prosperity Bancshares, Inc. .................. 214,186 15,436,385
Regions Financial Corp. .................... 2,193,896 51,183,594
Synovus Financial Corp. .................... 343,040 15,254,989
TFS Financial Corp. ....................... 129,930 1,670,900
Truist Financial Corp. ...................... 3,188,158 136,357,518
U.S. Bancorp ........................... 3,724,503 170,321,522
Webster Financial Corp. .................... 412,074 19,206,769
Wells Fargo & Co. ........................ 8,371,817 472,923,942
Western Alliance Bancorp ................... 256,266 22,164,446
Wintrust Financial Corp. .................... 155,410 16,866,647
Zions Bancorp NA ........................ 345,727 16,325,229
3,993,486,400
a
Beverages  —  1 .1%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 17,321 5,008,194
Brown-Forman Corp. , Class A ................ 116,397 5,596,368
Brown-Forman Corp. , Class B , NVS ............ 411,384 20,240,093
Coca-Cola Co. (The) ...................... 3,960,408 284,594,919
Coca-Cola Consolidated, Inc. ................. 14,490 19,074,636
Constellation Brands, Inc. , Class A ............. 380,547 98,063,156
Keurig Dr Pepper, Inc. ..................... 2,532,108 94,903,408
Molson Coors Beverage Co. , Class B ........... 422,209 24,285,462
Monster Beverage Corp.
(a)
................... 343,720 17,931,872
PepsiCo, Inc. ........................... 689,788 117,298,449
686,996,557
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 2,404,302 474,801,559
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 33,824 9,302,615
Amgen, Inc. ............................ 283,158 91,236,339
Biogen, Inc.
(a)
........................... 347,884 67,433,835
BioMarin Pharmaceutical, Inc.
(a) (b)
.............. 451,441 31,731,788
Exact Sciences Corp.
(a) (b)
.................... 263,866 17,974,552
Exelixis, Inc.
(a)
........................... 113,592 2,947,712
Gilead Sciences, Inc. ...................... 2,981,677 249,983,800
GRAIL, Inc.
(a) (b)
.......................... 63,448 873,044
Incyte Corp.
(a)
........................... 359,220 23,744,442
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 26,233 1,050,894
Moderna, Inc.
(a) (b)
......................... 771,790 51,578,726
Regeneron Pharmaceuticals, Inc.
(a)
............. 228,683 240,400,717
Roivant Sciences, Ltd.
(a) (b)
................... 1,021,111 11,783,621
United Therapeutics Corp.
(a) (b)
................ 104,412 37,416,040
Vertex Pharmaceuticals, Inc.
(a)
................ 308,854 143,641,818
1,455,901,502
a
Broadline Retail  —  0 .2%
Dillard's, Inc. , Class A
(b)
..................... 7,350 2,820,121
eBay, Inc. .............................. 1,208,671 78,696,569
Etsy, Inc.
(a)
............................. 96,762 5,373,194
Kohl's Corp. ............................ 264,051 5,571,476
Macy's, Inc. ............................ 654,671 10,271,788
Nordstrom, Inc. .......................... 239,127 5,377,966
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 145,728 14,164,762
122,275,876
a
Building Products  —  1 .2%
A O Smith Corp. ......................... 289,676 26,021,595
Advanced Drainage Systems, Inc. ............. 104,507 16,424,320
Allegion PLC ............................ 207,335 30,217,003
Armstrong World Industries, Inc. ............... 68,856 9,049,744
AZEK Co., Inc. (The) , Class A
(a)
............... 102,272 4,786,330

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Building Products (continued)
Builders FirstSource, Inc.
(a)
.................. 260,483 $ 50,497,234
Carlisle Companies, Inc. .................... 95,020 42,735,245
Carrier Global Corp. ....................... 2,003,801 161,285,942
Fortune Brands Innovations, Inc. .............. 294,002 26,321,999
Hayward Holdings, Inc.
(a)
.................... 342,378 5,252,078
Johnson Controls International PLC ............ 1,594,173 123,723,767
Masco Corp. ............................ 525,471 44,108,036
Owens Corning .......................... 206,261 36,409,192
Simpson Manufacturing Co., Inc. .............. 91,799 17,558,395
Trane Technologies PLC .................... 356,403 138,544,538
732,935,418
a
Capital Markets  —  4 .8%
Affiliated Managers Group, Inc. ............... 74,885 13,314,553
Ameriprise Financial, Inc. ................... 21,089 9,907,823
Bank of New York Mellon Corp. (The) ........... 1,764,984 126,831,750
BlackRock, Inc.
(c)
......................... 352,708 334,899,773
Carlyle Group, Inc. (The) .................... 527,542 22,715,958
Cboe Global Markets, Inc. ................... 251,894 51,605,524
Charles Schwab Corp. (The) ................. 3,206,161 207,791,294
CME Group, Inc. , Class A ................... 858,740 189,480,981
Coinbase Global, Inc. , Class A
(a)
............... 75,415 13,436,691
Evercore, Inc. , Class A ..................... 85,756 21,725,425
FactSet Research Systems, Inc. ............... 58,667 26,978,020
Franklin Resources, Inc. .................... 680,372 13,709,496
Goldman Sachs Group, Inc. (The) ............. 550,756 272,684,803
Houlihan Lokey, Inc. , Class A ................. 113,291 17,902,244
Interactive Brokers Group, Inc. , Class A .......... 251,532 35,053,500
Intercontinental Exchange, Inc.
(b)
.............. 1,357,373 218,048,399
Invesco Ltd. ............................ 873,520 15,339,011
Janus Henderson Group PLC ................ 308,579 11,747,603
Jefferies Financial Group, Inc. ................ 300,831 18,516,148
KKR & Co., Inc.
(b)
......................... 1,145,467 149,575,081
Lazard, Inc. ............................ 16,739 843,311
MarketAxess Holdings, Inc. .................. 88,194 22,595,303
Morgan Stanley .......................... 2,609,760 272,041,382
MSCI, Inc. , Class A ....................... 77,251 45,031,925
Nasdaq, Inc. ............................ 983,674 71,818,039
Northern Trust Corp. ....................... 475,800 42,836,274
Raymond James Financial, Inc. ............... 451,523 55,293,507
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,585,829 37,140,115
S&P Global, Inc. ......................... 747,677 386,264,892
SEI Investments Co. ....................... 241,628 16,718,241
State Street Corp. ........................ 719,769 63,677,963
Stifel Financial Corp. ...................... 236,902 22,245,098
T Rowe Price Group, Inc. ................... 524,466 57,130,081
TPG, Inc. , Class A ........................ 151,043 8,694,035
Tradeweb Markets, Inc. , Class A ............... 167,687 20,737,851
Virtu Financial, Inc. , Class A .................. 194,879 5,936,014
XP, Inc. , Class A ......................... 890,370 15,973,238
2,916,241,346
a
Chemicals  —  2 .5%
Air Products and Chemicals, Inc. .............. 530,193 157,859,664
Albemarle Corp. ......................... 282,623 26,767,224
Ashland, Inc. ............................ 119,383 10,382,740
Axalta Coating Systems Ltd.
(a)
................ 526,525 19,054,940
Celanese Corp. .......................... 195,089 26,524,300
CF Industries Holdings, Inc. .................. 434,564 37,285,591
Chemours Co. (The) ....................... 330,018 6,705,966
Corteva, Inc. ............................ 1,670,564 98,212,458
Dow, Inc. .............................. 1,680,823 91,823,360
DuPont de Nemours, Inc. ................... 998,731 88,996,919
Eastman Chemical Co. ..................... 279,582 31,299,205
Ecolab, Inc. ............................ 78,821 20,125,366
Security Shares Value
a
Chemicals (continued)
Element Solutions, Inc. ..................... 535,006 $ 14,530,763
FMC Corp. ............................. 297,298 19,603,830
Huntsman Corp. ......................... 390,631 9,453,270
International Flavors & Fragrances, Inc. .......... 610,625 64,072,881
Linde PLC ............................. 1,147,916 547,395,224
LyondellBasell Industries NV , Class A ........... 621,645 59,615,755
Mosaic Co. (The) ......................... 771,606 20,663,609
NewMarket Corp. ......................... 16,379 9,039,406
Olin Corp. .............................. 279,868 13,428,067
PPG Industries, Inc. ....................... 558,095 73,925,264
RPM International, Inc. ..................... 234,916 28,424,836
Scotts Miracle-Gro Co. (The) , Class A ........... 101,527 8,802,391
Sherwin-Williams Co. (The) .................. 49,857 19,028,921
Westlake Corp. .......................... 80,148 12,045,443
1,515,067,393
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 42,128 8,673,313
Clean Harbors, Inc.
(a)
...................... 121,581 29,387,343
Copart, Inc.
(a)
........................... 141,841 7,432,468
MSA Safety, Inc. ......................... 88,468 15,688,915
RB Global, Inc. .......................... 437,755 35,234,900
Republic Services, Inc. ..................... 490,190 98,449,760
Stericycle, Inc.
(a)
......................... 220,349 13,441,289
Tetra Tech, Inc.
(b)
......................... 504,792 23,805,991
Veralto Corp. ............................ 324,784 36,330,338
Vestis Corp. ............................ 319,410 4,759,209
273,203,526
a
Communications Equipment  —  1 .2%
Ciena Corp.
(a) (b)
.......................... 343,658 21,165,896
Cisco Systems, Inc. ....................... 9,687,286 515,557,361
F5, Inc.
(a) (b)
............................. 139,644 30,749,609
Juniper Networks, Inc. ..................... 775,376 30,224,157
Lumentum Holdings, Inc.
(a) (b)
................. 159,539 10,111,582
Motorola Solutions, Inc. .................... 206,264 92,742,482
Ubiquiti, Inc. ............................ 5,496 1,218,573
701,769,660
a
Construction & Engineering  —  0 .3%
AECOM ............................... 324,487 33,509,772
API Group Corp.
(a)
........................ 549,080 18,130,622
EMCOR Group, Inc. ....................... 67,157 28,913,103
MasTec, Inc.
(a)
........................... 149,775 18,437,303
MDU Resources Group, Inc. ................. 485,538 13,308,597
Quanta Services, Inc. ...................... 240,734 71,774,842
Valmont Industries, Inc. ..................... 47,587 13,797,851
WillScot Holdings Corp. , Class A
(a) (b)
............ 311,699 11,719,882
209,591,972
a
Construction Materials  —  0 .5%
CRH PLC .............................. 1,640,983 152,184,763
Eagle Materials, Inc.
(b)
...................... 19,804 5,696,621
Martin Marietta Materials, Inc.
(b)
............... 138,195 74,383,459
Vulcan Materials Co. ...................... 234,480 58,720,826
290,985,669
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 566,926 20,176,896
American Express Co. ..................... 837,854 227,226,005
Capital One Financial Corp. .................. 904,321 135,403,983
Credit Acceptance Corp.
(a) (b)
.................. 3,158 1,400,320
Discover Financial Services .................. 597,166 83,776,418
OneMain Holdings, Inc. ..................... 269,478 12,684,330
SLM Corp. ............................. 521,548 11,927,803
SoFi Technologies, Inc.
(a) (b)
.................. 2,071,454 16,281,628

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
24
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 942,477 $ 47,010,753
555,888,136
a
Consumer Staples Distribution & Retail  —  2 .3%
Albertsons Companies, Inc. , Class A ............ 1,004,221 18,558,004
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 314,955 25,977,488
Casey's General Stores, Inc. ................. 73,090 27,460,644
Dollar General Corp. ...................... 524,644 44,369,143
Dollar Tree, Inc.
(a)
......................... 482,887 33,956,614
Grocery Outlet Holding Corp.
(a)
................ 231,372 4,060,579
Kroger Co. (The) ......................... 1,584,467 90,789,959
Maplebear, Inc.
(a) (b)
........................ 411,370 16,759,214
Performance Food Group Co.
(a)
............... 315,996 24,764,606
Sysco Corp. ............................ 451,409 35,236,987
Target Corp. ............................ 1,105,205 172,257,251
U.S. Foods Holding Corp.
(a)
.................. 547,626 33,678,999
Walgreens Boots Alliance, Inc. ................ 1,728,156 15,484,278
Walmart, Inc. ............................ 10,369,648 837,349,076
1,380,702,842
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,457,802 39,176,897
AptarGroup, Inc. ......................... 159,175 25,498,243
Avery Dennison Corp. ...................... 120,258 26,548,156
Ball Corp. .............................. 733,031 49,780,135
Berry Global Group, Inc. .................... 273,440 18,588,451
Crown Holdings, Inc. ...................... 281,805 27,019,464
Graphic Packaging Holding Co.
(b)
.............. 712,870 21,093,823
International Paper Co. ..................... 832,607 40,672,852
Packaging Corp. of America ................. 211,688 45,597,595
Sealed Air Corp. ......................... 185,580 6,736,554
Silgan Holdings, Inc. ....................... 197,872 10,388,280
Smurfit WestRock PLC
(b)
.................... 1,240,984 61,329,429
Sonoco Products Co. ...................... 238,625 13,036,084
385,465,963
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 332,104 46,388,287
LKQ Corp. ............................. 627,001 25,029,880
71,418,167
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 693,462 5,013,730
Bright Horizons Family Solutions, Inc.
(a)
.......... 117,115 16,411,325
Grand Canyon Education, Inc.
(a)
............... 47,318 6,712,058
H&R Block, Inc. .......................... 270,996 17,221,796
Service Corp. International .................. 341,000 26,915,130
72,274,039
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 518,039 32,273,830
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 17,151,154 377,325,388
Frontier Communications Parent, Inc.
(a)
.......... 586,885 20,852,024
Iridium Communications, Inc. ................. 260,379 7,928,541
Liberty Global, Ltd. , Class A
(a) (b)
............... 396,527 8,370,685
Liberty Global, Ltd. , Class C
(a) (b)
............... 382,476 8,265,306
Verizon Communications, Inc. ................ 10,068,133 452,159,853
874,901,797
a
Electric Utilities  —  3 .2%
Alliant Energy Corp. ....................... 612,610 37,179,301
American Electric Power Co., Inc. .............. 1,259,597 129,234,652
Avangrid, Inc. ........................... 169,550 6,068,195
Constellation Energy Corp. .................. 632,598 164,488,132
Security Shares Value
a
Electric Utilities (continued)
Duke Energy Corp. ....................... 1,843,258 $ 212,527,647
Edison International ....................... 908,475 79,119,088
Entergy Corp. ........................... 509,084 67,000,545
Evergy, Inc. ............................. 532,405 33,014,434
Eversource Energy ....................... 838,705 57,073,875
Exelon Corp. ............................ 2,389,584 96,897,631
FirstEnergy Corp. ........................ 1,374,876 60,975,751
IDACORP, Inc. .......................... 120,875 12,461,004
NextEra Energy, Inc. ...................... 4,912,573 415,259,796
NRG Energy, Inc. ......................... 294,546 26,833,141
OGE Energy Corp. ........................ 477,270 19,577,615
PG&E Corp. ............................ 5,105,293 100,931,643
Pinnacle West Capital Corp. ................. 273,755 24,251,955
PPL Corp. ............................. 1,763,629 58,340,847
Southern Co. (The) ....................... 2,616,107 235,920,529
Xcel Energy, Inc. ......................... 1,328,272 86,736,162
1,923,891,943
a
Electrical Equipment  —  1 .6%
Acuity Brands, Inc. ........................ 73,512 20,244,470
AMETEK, Inc. ........................... 551,335 94,669,733
Eaton Corp. PLC ......................... 953,754 316,112,226
Emerson Electric Co. ...................... 1,364,967 149,286,441
GE Vernova, Inc.
(a)
........................ 650,837 165,950,418
Generac Holdings, Inc.
(a)
.................... 71,789 11,405,836
Hubbell, Inc. ............................ 127,859 54,768,403
nVent Electric PLC ........................ 394,410 27,711,247
Regal Rexnord Corp. ...................... 159,956 26,533,501
Rockwell Automation, Inc. ................... 248,522 66,718,216
Sensata Technologies Holding PLC ............ 357,225 12,810,088
946,210,579
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A
(b)
.................. 1,176,605 76,667,582
Arrow Electronics, Inc.
(a)
.................... 126,766 16,838,328
Avnet, Inc. ............................. 214,620 11,656,012
CDW Corp. ............................. 159,654 36,129,700
Cognex Corp. ........................... 388,724 15,743,322
Coherent Corp.
(a) (b)
........................ 315,629 28,062,574
Corning, Inc. ............................ 1,830,436 82,644,186
Crane NXT Co. .......................... 117,171 6,573,293
IPG Photonics Corp.
(a)
..................... 67,980 5,052,274
Jabil, Inc. .............................. 241,276 28,912,103
Keysight Technologies, Inc.
(a)
................. 416,125 66,134,746
Littelfuse, Inc. ........................... 58,345 15,476,011
TD SYNNEX Corp. ........................ 181,871 21,839,070
Teledyne Technologies, Inc.
(a)
................. 110,549 48,382,875
Trimble, Inc.
(a)
........................... 582,254 36,152,151
Vontier Corp.
(b)
.......................... 369,167 12,455,695
Zebra Technologies Corp. , Class A
(a)
............ 96,116 35,593,677
544,313,599
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 2,383,716 86,171,333
Halliburton Co. .......................... 2,105,311 61,159,285
NOV, Inc. .............................. 941,317 15,032,833
Schlumberger N.V. ........................ 3,413,002 143,175,434
TechnipFMC PLC ........................ 1,025,332 26,894,458
332,433,343
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 638,650 91,607,956
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 35,707 2,554,122
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 314,521 24,353,361

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 44,376 $ 2,197,056
Liberty Media Corp.-Liberty Live , Series C
(a) (b)
...... 110,850 5,689,930
Madison Square Garden Sports Corp. , Class A
(a)
.... 40,895 8,516,793
Playtika Holding Corp. ..................... 168,166 1,331,875
Roku, Inc. , Class A
(a)
...................... 256,800 19,172,688
Take-Two Interactive Software, Inc.
(a) (b)
.......... 411,735 63,287,787
TKO Group Holdings, Inc. , Class A
(a)
............ 162,571 20,111,658
Walt Disney Co. (The) ..................... 4,388,128 422,094,032
Warner Bros Discovery, Inc. , Series A
(a)
.......... 5,796,521 47,821,298
708,738,556
a
Financial Services  —  4 .6%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 557,431 22,754,333
Apollo Global Management, Inc. ............... 316,077 39,481,178
Berkshire Hathaway, Inc. , Class B
(a) (b)
........... 4,373,242 2,012,828,363
Block, Inc. , Class A
(a)
...................... 771,076 51,762,332
Euronet Worldwide, Inc.
(a) (b)
.................. 105,273 10,446,240
Fidelity National Information Services, Inc. ........ 1,342,417 112,427,424
Fiserv, Inc.
(a) (b)
........................... 933,714 167,741,720
Global Payments, Inc. ..................... 607,859 62,256,919
Jack Henry & Associates, Inc. ................ 174,556 30,816,116
MGIC Investment Corp. .................... 617,460 15,806,976
PayPal Holdings, Inc.
(a)
..................... 2,442,691 190,603,179
Rocket Companies, Inc. , Class A
(a) (b)
............ 343,262 6,587,198
UWM Holdings Corp. , Class A ................ 70,578 601,324
Voya Financial, Inc. ....................... 244,941 19,404,226
Western Union Co. (The) ................... 499,172 5,955,122
WEX, Inc.
(a) (b)
............................ 88,628 18,587,950
2,768,060,600
a
Food Products  —  1 .5%
Archer-Daniels-Midland Co. .................. 1,138,752 68,029,045
Bunge Global SA ......................... 336,727 32,541,297
Campbell Soup Co. ....................... 463,223 22,660,869
Conagra Brands, Inc. ...................... 1,131,580 36,798,982
Darling Ingredients, Inc.
(a)
................... 379,006 14,083,863
Flowers Foods, Inc. ....................... 448,006 10,335,498
Freshpet, Inc.
(a)
.......................... 75,776 10,363,884
General Mills, Inc. ........................ 1,333,522 98,480,600
Hershey Co. (The) ........................ 299,460 57,430,439
Hormel Foods Corp. ....................... 699,435 22,172,090
Ingredion, Inc. ........................... 156,442 21,499,824
J M Smucker Co. (The) ..................... 246,715 29,877,187
Kellanova .............................. 626,051 50,528,576
Kraft Heinz Co. (The) ...................... 2,122,640 74,525,890
Lamb Weston Holdings, Inc. ................. 233,564 15,120,933
McCormick & Co., Inc. , NVS ................. 601,531 49,506,001
Mondelez International, Inc. , Class A ............ 3,199,181 235,683,664
Pilgrim's Pride Corp.
(a) (b)
.................... 89,333 4,113,785
Post Holdings, Inc.
(a)
....................... 118,075 13,667,181
Seaboard Corp.
(b)
......................... 643 2,017,091
Tyson Foods, Inc. , Class A .................. 671,670 40,004,665
909,441,364
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 359,208 49,825,742
National Fuel Gas Co. ..................... 217,778 13,199,524
UGI Corp. .............................. 501,612 12,550,332
75,575,598
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc. .................... 24,949 2,185,283
CSX Corp. ............................. 4,667,386 161,164,839
JB Hunt Transport Services, Inc. .............. 195,757 33,734,804
Knight-Swift Transportation Holdings, Inc. , Class A .. 377,754 20,379,828
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 85,035 $ 16,060,560
Lyft, Inc. , Class A
(a)
........................ 268,401 3,422,113
Norfolk Southern Corp. ..................... 539,786 134,136,821
Ryder System, Inc. ........................ 102,995 15,016,671
Saia, Inc.
(a)
............................. 26,339 11,516,991
Schneider National, Inc. , Class B
(b)
............. 112,211 3,202,502
U-Haul Holding Co.
(a) (b)
..................... 10,427 807,884
U-Haul Holding Co. , Series N , NVS
(b)
........... 135,939 9,787,608
Union Pacific Corp. ....................... 759,359 187,166,806
598,582,710
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 4,132,479 471,143,931
Align Technology, Inc.
(a)
..................... 74,170 18,862,914
Baxter International, Inc. .................... 1,216,011 46,171,938
Becton Dickinson & Co. .................... 690,610 166,506,071
Boston Scientific Corp.
(a)
.................... 3,509,066 294,059,731
Cooper Companies, Inc. (The)
(a)
............... 466,061 51,425,171
Dentsply Sirona, Inc. ...................... 482,475 13,055,773
Edwards Lifesciences Corp.
(a)
................ 1,155,057 76,222,211
Enovis Corp.
(a) (b)
.......................... 129,833 5,589,311
Envista Holdings Corp.
(a) (b)
................... 410,289 8,107,310
GE HealthCare Technologies, Inc. ............. 955,015 89,628,158
Globus Medical, Inc. , Class A
(a) (b)
.............. 267,652 19,147,824
Hologic, Inc.
(a) (b)
.......................... 546,048 44,481,070
Masimo Corp.
(a)
.......................... 49,149 6,553,036
Medtronic PLC .......................... 3,066,800 276,104,004
QuidelOrtho Corp.
(a) (b)
...................... 128,692 5,868,355
ResMed, Inc. ........................... 252,431 61,623,456
Solventum Corp.
(a) (b)
....................... 330,987 23,076,414
STERIS PLC ............................ 235,357 57,083,487
Stryker Corp. ........................... 607,771 219,563,351
Teleflex, Inc. ............................ 112,446 27,810,145
Zimmer Biomet Holdings, Inc. ................ 488,244 52,705,940
2,034,789,601
a
Health Care Providers & Services  —  4 .2%
Acadia Healthcare Co., Inc.
(a)
................. 217,531 13,793,641
Amedisys, Inc.
(a)
......................... 76,612 7,393,824
Cardinal Health, Inc. ....................... 238,446 26,353,052
Centene Corp.
(a) (b)
........................ 1,255,805 94,537,000
Chemed Corp. ........................... 31,869 19,152,313
Cigna Group (The) ........................ 605,292 209,697,360
CVS Health Corp. ........................ 3,013,427 189,484,290
Elevance Health, Inc. ...................... 466,625 242,645,000
Encompass Health Corp. ................... 239,049 23,101,695
HCA Healthcare, Inc. ...................... 340,156 138,249,603
Henry Schein, Inc.
(a) (b)
...................... 305,012 22,235,375
Humana, Inc. ........................... 287,920 91,195,781
Labcorp Holdings, Inc. ..................... 200,709 44,854,447
McKesson Corp. ......................... 176,314 87,173,168
Molina Healthcare, Inc.
(a)
.................... 51,236 17,653,876
Premier, Inc. , Class A ...................... 249,987 4,999,740
Quest Diagnostics, Inc. ..................... 265,052 41,149,323
R1 RCM, Inc.
(a)
.......................... 374,511 5,306,821
Tenet Healthcare Corp.
(a)
.................... 227,075 37,739,865
UnitedHealth Group, Inc. .................... 2,047,821 1,197,319,982
Universal Health Services, Inc. , Class B ......... 138,363 31,686,511
2,545,722,667
a
Health Care REITs  —  0 .6%
Alexandria Real Estate Equities, Inc. ............ 413,629 49,118,444
Healthcare Realty Trust, Inc. , Class A ........... 908,869 16,495,972
Healthpeak Properties, Inc. .................. 1,665,998 38,101,374
Medical Properties Trust, Inc.
(b)
................ 1,418,992 8,301,103

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
26
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care REITs (continued)
Omega Healthcare Investors, Inc. .............. 595,301 $ 24,228,751
Ventas, Inc. ............................ 963,021 61,758,537
Welltower, Inc. ........................... 1,440,154 184,382,917
382,387,098
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 287,521 3,366,871
Doximity, Inc. , Class A
(a) (b)
................... 272,364 11,866,899
15,233,770
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,666,280 29,326,528
Park Hotels & Resorts, Inc. .................. 496,441 6,999,818
36,326,346
a
Hotels, Restaurants & Leisure  —  1 .9%
Aramark ............................... 625,095 24,209,929
Booking Holdings, Inc. ..................... 5,021 21,149,055
Boyd Gaming Corp. ....................... 164,136 10,611,392
Caesars Entertainment, Inc.
(a)
................ 514,186 21,462,124
Carnival Corp.
(a)
.......................... 2,372,853 43,850,323
Choice Hotels International, Inc.
(b)
.............. 10,379 1,352,384
Darden Restaurants, Inc. ................... 134,166 22,020,666
Domino's Pizza, Inc. ....................... 54,057 23,252,078
DoorDash, Inc. , Class A
(a)
................... 105,330 15,033,751
Dutch Bros, Inc. , Class A
(a) (b)
................. 158,679 5,082,488
Hilton Worldwide Holdings, Inc.
(b)
.............. 285,754 65,866,297
Hyatt Hotels Corp. , Class A .................. 89,501 13,622,052
Marriott International, Inc. , Class A ............. 547,920 136,212,912
Marriott Vacations Worldwide Corp. ............. 83,198 6,113,389
McDonald's Corp. ........................ 1,611,329 490,665,794
MGM Resorts International
(a)
................. 560,921 21,926,402
Penn Entertainment, Inc.
(a) (b)
................. 359,684 6,783,640
Planet Fitness, Inc. , Class A
(a)
................ 95,081 7,722,479
Royal Caribbean Cruises Ltd.
(b)
............... 369,710 65,571,766
Starbucks Corp. .......................... 606,356 59,113,646
Travel + Leisure Co. ....................... 163,665 7,541,683
Vail Resorts, Inc. ......................... 14,529 2,532,259
Wendy's Co. (The) ........................ 209,482 3,670,125
Wyndham Hotels & Resorts, Inc. .............. 167,610 13,097,045
Wynn Resorts Ltd. ........................ 225,928 21,661,977
Yum! Brands, Inc. ........................ 414,507 57,910,773
1,168,036,429
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 708,216 135,106,366
Garmin Ltd. ............................. 369,796 65,095,190
Leggett & Platt, Inc. ....................... 317,495 4,324,282
Lennar Corp. , Class A ...................... 568,492 106,580,880
Lennar Corp. , Class B
(b)
.................... 27,144 4,694,284
Mohawk Industries, Inc.
(a)
................... 125,217 20,119,868
Newell Brands, Inc. ....................... 1,009,905 7,756,070
NVR, Inc.
(a)
............................. 6,863 67,338,383
PulteGroup, Inc.
(b)
........................ 492,796 70,731,010
SharkNinja, Inc. .......................... 126,894 13,794,647
Toll Brothers, Inc. ......................... 244,052 37,703,593
TopBuild Corp.
(a) (b)
........................ 69,846 28,414,051
Whirlpool Corp. .......................... 126,486 13,534,002
575,192,626
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 582,620 61,011,966
Colgate-Palmolive Co. ..................... 873,595 90,687,897
Kimberly-Clark Corp. ...................... 473,104 67,313,237
Procter & Gamble Co. (The) ................. 4,380,390 758,683,548
Reynolds Consumer Products, Inc. ............. 129,804 4,036,905
Security Shares Value
a
Household Products (continued)
Spectrum Brands Holdings, Inc. ............... 64,784 $ 6,163,550
987,897,103
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,695,406 34,009,844
Brookfield Renewable Corp. , Class A ........... 323,007 10,549,409
Clearway Energy, Inc. , Class A ................ 89,647 2,552,250
Clearway Energy, Inc. , Class C ............... 195,914 6,010,642
53,122,145
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 1,074,558 146,892,079
Honeywell International, Inc. ................. 1,315,541 271,935,480
418,827,559
a
Industrial REITs  —  0 .6%
Americold Realty Trust, Inc. .................. 685,971 19,392,400
EastGroup Properties, Inc. .................. 116,583 21,780,036
First Industrial Realty Trust, Inc. ............... 315,691 17,672,382
Lineage, Inc. ............................ 147,904 11,592,715
Prologis, Inc. ............................ 2,207,517 278,765,247
Rexford Industrial Realty, Inc. ................ 514,731 25,896,117
STAG Industrial, Inc. ...................... 432,576 16,909,396
392,008,293
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 1,332,644 148,989,599
Allstate Corp. (The) ....................... 529,481 100,416,072
American Financial Group, Inc. ............... 173,108 23,300,337
American International Group, Inc. ............. 1,551,562 113,620,885
Aon PLC , Class A ........................ 468,949 162,251,664
Arch Capital Group Ltd.
(a)
................... 861,494 96,383,949
Arthur J Gallagher & Co. .................... 479,905 135,030,870
Assurant, Inc. ........................... 125,475 24,951,958
Assured Guaranty Ltd. ..................... 124,103 9,868,671
Axis Capital Holdings Ltd. ................... 185,371 14,757,385
Brighthouse Financial, Inc.
(a)
................. 148,461 6,685,199
Brown & Brown, Inc. ....................... 319,376 33,087,354
Chubb Ltd. ............................. 966,578 278,751,429
Cincinnati Financial Corp. ................... 365,587 49,763,702
CNA Financial Corp. ....................... 52,468 2,567,784
Everest Group Ltd. ........................ 85,996 33,695,813
Fidelity National Financial, Inc. ................ 621,490 38,569,669
First American Financial Corp. ................ 237,571 15,682,062
Globe Life, Inc. .......................... 213,154 22,575,140
Hanover Insurance Group, Inc. (The) ........... 85,208 12,620,157
Hartford Financial Services Group, Inc. (The) ...... 698,728 82,177,400
Kemper Corp. ........................... 144,798 8,868,877
Lincoln National Corp. ..................... 396,467 12,492,675
Loews Corp. ............................ 427,600 33,801,780
Markel Group, Inc.
(a) (b)
...................... 23,420 36,736,144
Marsh & McLennan Companies, Inc. ............ 1,016,503 226,771,654
MetLife, Inc. ............................ 1,405,262 115,906,010
Old Republic International Corp. ............... 593,460 21,020,353
Primerica, Inc. ........................... 83,404 22,114,571
Principal Financial Group, Inc. ................ 548,646 47,128,691
Progressive Corp. (The) .................... 219,261 55,639,671
Prudential Financial, Inc. .................... 858,428 103,955,631
Reinsurance Group of America, Inc. ............ 156,830 34,168,552
RenaissanceRe Holdings Ltd.
(b)
............... 122,495 33,367,638
RLI Corp. .............................. 94,610 14,662,658
Travelers Companies, Inc. (The) ............... 545,714 127,762,562
Unum Group ............................ 421,972 25,082,016
W R Berkley Corp. ........................ 701,069 39,771,644
White Mountains Insurance Group Ltd.
(b)
......... 6,109 10,362,086

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 244,090 $ 71,891,828
2,447,252,140
a
Interactive Media & Services  —  0 .1%
IAC, Inc.
(a) (b)
............................ 177,832 9,570,918
Match Group, Inc.
(a)
....................... 617,017 23,347,924
TripAdvisor, Inc.
(a)
........................ 244,276 3,539,559
Trump Media & Technology Group Corp.
(a) (b)
....... 51,542 828,280
ZoomInfo Technologies, Inc.
(a) (b)
............... 746,013 7,698,854
44,985,535
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 1,499,123 529,909,998
Akamai Technologies, Inc.
(a)
.................. 359,491 36,290,616
Amdocs Ltd. ............................ 276,095 24,152,791
Cognizant Technology Solutions Corp. , Class A ..... 1,188,672 91,741,705
DXC Technology Co.
(a)
..................... 433,712 8,999,524
EPAM Systems, Inc.
(a)
...................... 124,290 24,737,439
Globant SA
(a) (b)
.......................... 24,932 4,940,027
International Business Machines Corp. .......... 2,191,768 484,556,069
Kyndryl Holdings, Inc.
(a)
..................... 543,504 12,489,722
Okta, Inc. , Class A
(a)
....................... 211,848 15,748,780
Twilio, Inc. , Class A
(a) (b)
..................... 326,927 21,322,179
VeriSign, Inc.
(a)
.......................... 188,390 35,786,564
1,290,675,414
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 163,861 13,734,829
Hasbro, Inc. ............................ 41,883 3,028,979
Mattel, Inc.
(a)
............................ 819,001 15,601,969
Polaris, Inc. ............................. 122,981 10,236,938
YETI Holdings, Inc.
(a) (b)
..................... 142,946 5,865,074
48,467,789
a
Life Sciences Tools & Services  —  2 .6%
10X Genomics, Inc. , Class A
(a) (b)
............... 82,105 1,853,931
Agilent Technologies, Inc. ................... 699,505 103,862,502
Avantor, Inc.
(a) (b)
.......................... 1,619,544 41,897,603
Azenta, Inc.
(a) (b)
.......................... 131,021 6,346,657
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 46,158 15,443,544
Bio-Techne Corp. ......................... 371,346 29,681,686
Bruker Corp. ............................ 95,916 6,623,959
Charles River Laboratories International, Inc.
(a) (b)
.... 121,960 24,022,461
Danaher Corp.
(b)
......................... 1,542,146 428,747,431
Fortrea Holdings, Inc.
(a) (b)
.................... 192,575 3,851,500
Illumina, Inc.
(a)
........................... 380,398 49,607,703
IQVIA Holdings, Inc.
(a)
...................... 381,803 90,475,857
Mettler-Toledo International, Inc.
(a)
............. 50,392 75,572,883
QIAGEN NV
(a)
........................... 532,580 24,269,671
Repligen Corp.
(a) (b)
........................ 114,137 16,985,868
Revvity, Inc.
(b)
........................... 294,148 37,577,407
Sotera Health Co.
(a) (b)
...................... 360,922 6,027,397
Thermo Fisher Scientific, Inc. ................. 912,380 564,370,897
Waters Corp.
(a)
.......................... 54,882 19,751,483
West Pharmaceutical Services, Inc. ............ 68,877 20,674,120
1,567,644,560
a
Machinery  —  3 .6%
AGCO Corp. ............................ 148,783 14,559,904
Allison Transmission Holdings, Inc. ............. 208,675 20,047,407
Caterpillar, Inc. .......................... 1,002,309 392,023,096
CNH Industrial N.V. ....................... 2,083,595 23,127,905
Crane Co. .............................. 116,916 18,505,465
Cummins, Inc. ........................... 326,289 105,649,115
Deere & Co. ............................ 602,466 251,427,136
Donaldson Co., Inc. ....................... 289,726 21,352,806
Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 327,463 $ 62,787,756
Esab Corp. ............................. 135,181 14,371,092
Flowserve Corp. ......................... 313,915 16,226,266
Fortive Corp. ............................ 840,304 66,325,195
Gates Industrial Corp. PLC
(a)
................. 489,915 8,598,008
Graco, Inc. ............................. 399,874 34,992,974
IDEX Corp. ............................. 179,942 38,597,559
Illinois Tool Works, Inc. ..................... 442,095 115,859,837
Ingersoll Rand, Inc.
(b)
...................... 963,807 94,607,295
ITT, Inc. ............................... 196,963 29,447,938
Lincoln Electric Holdings, Inc. ................ 95,129 18,266,671
Middleby Corp. (The)
(a) (b)
.................... 127,293 17,710,275
Nordson Corp. ........................... 135,658 35,627,861
Oshkosh Corp. .......................... 155,947 15,627,449
Otis Worldwide Corp. ...................... 964,811 100,282,455
PACCAR, Inc. ........................... 1,228,461 121,224,531
Parker-Hannifin Corp. ...................... 305,582 193,072,819
Pentair PLC ............................ 392,108 38,344,241
RBC Bearings, Inc.
(a) (b)
..................... 67,855 20,314,430
Snap-on, Inc. ........................... 123,699 35,836,837
Stanley Black & Decker, Inc. ................. 367,429 40,464,956
Timken Co. (The) ......................... 154,278 13,004,093
Toro Co. (The) ........................... 251,726 21,832,196
Westinghouse Air Brake Technologies Corp. ....... 417,735 75,931,691
Xylem, Inc. ............................. 577,068 77,921,492
2,153,968,751
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 140,774 17,234,961
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a) (b)
........ 224,086 72,621,791
Comcast Corp. , Class A .................... 9,176,330 383,295,304
Fox Corp. , Class A , NVS
(b)
................... 545,225 23,079,374
Fox Corp. , Class B ........................ 316,090 12,264,292
Interpublic Group of Companies, Inc. (The) ....... 900,690 28,488,825
Liberty Broadband Corp. , Class A
(a)
............. 33,558 2,577,925
Liberty Broadband Corp. , Class C , NVS
(a)
........ 199,182 15,394,777
New York Times Co. (The) , Class A ............. 383,853 21,369,097
News Corp. , Class A , NVS .................. 909,780 24,227,442
News Corp. , Class B
(b)
..................... 271,714 7,594,406
Nexstar Media Group, Inc. ................... 45,360 7,500,276
Omnicom Group, Inc. ...................... 462,252 47,792,234
Paramount Global , Class A
(b)
................. 26,038 569,191
Paramount Global , Class B , NVS .............. 1,414,673 15,023,827
Sirius XM Holdings, Inc.
(a) (b)
.................. 582,628 13,779,152
675,577,913
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 605,554 23,362,273
ATI, Inc.
(a)
.............................. 294,979 19,737,045
Cleveland-Cliffs, Inc.
(a) (b)
.................... 753,053 9,616,487
Freeport-McMoRan, Inc. .................... 3,418,623 170,657,660
MP Materials Corp. , Class A
(a) (b)
............... 313,101 5,526,233
Newmont Corp. .......................... 2,757,217 147,373,249
Nucor Corp. ............................ 572,449 86,061,983
Reliance, Inc. ........................... 136,352 39,434,362
Royal Gold, Inc. .......................... 158,456 22,231,377
Steel Dynamics, Inc. ....................... 354,891 44,744,657
United States Steel Corp. ................... 537,620 18,994,114
587,739,440
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 1,772,082 18,535,978
Annaly Capital Management, Inc. .............. 1,206,264 24,209,718

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
28
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Mortgage REITs (continued)
Rithm Capital Corp. ....................... 1,224,072 $ 13,893,217
Starwood Property Trust, Inc. ................. 749,537 15,275,564
71,914,477
a
Multi-Utilities  —  1 .3%
Ameren Corp. ........................... 635,375 55,569,898
CenterPoint Energy, Inc. .................... 1,512,700 44,503,634
CMS Energy Corp. ........................ 710,702 50,196,882
Consolidated Edison, Inc. ................... 827,089 86,124,778
Dominion Energy, Inc. ...................... 2,001,558 115,670,037
DTE Energy Co. ......................... 493,683 63,393,834
NiSource, Inc. ........................... 1,067,087 36,974,565
Public Service Enterprise Group, Inc. ........... 1,190,916 106,241,616
Sempra ............................... 1,513,086 126,539,382
WEC Energy Group, Inc. .................... 755,307 72,645,427
757,860,053
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 375,441 30,207,983
Cousins Properties, Inc. .................... 362,113 10,675,091
Highwoods Properties, Inc. .................. 249,306 8,354,244
Kilroy Realty Corp. ........................ 279,381 10,812,045
Vornado Realty Trust ...................... 418,950 16,506,630
76,555,993
a
Oil, Gas & Consumable Fuels  —  6 .2%
Antero Midstream Corp. .................... 500,765 7,536,513
Antero Resources Corp.
(a)
................... 692,602 19,843,047
APA Corp. ............................. 873,615 21,368,623
Cheniere Energy, Inc. ...................... 268,195 48,232,189
Chevron Corp. ........................... 4,116,395 606,221,492
Chord Energy Corp. ....................... 148,902 19,391,507
Civitas Resources, Inc. ..................... 173,210 8,776,551
ConocoPhillips .......................... 2,799,449 294,725,991
Coterra Energy, Inc. ....................... 1,771,570 42,429,102
Devon Energy Corp. ....................... 1,502,795 58,789,340
Diamondback Energy, Inc. ................... 450,428 77,653,787
DT Midstream, Inc. ........................ 232,156 18,261,391
EOG Resources, Inc. ...................... 1,374,442 168,960,155
EQT Corp. ............................. 1,316,618 48,240,884
Expand Energy Corp. ...................... 316,419 26,025,463
Exxon Mobil Corp. ........................ 10,722,573 1,256,900,007
Hess Corp. ............................. 235,812 32,023,270
HF Sinclair Corp. ......................... 377,010 16,803,336
Kinder Morgan, Inc. , Class P ................. 4,629,854 102,273,475
Marathon Oil Corp. ........................ 1,333,240 35,504,181
Marathon Petroleum Corp. .................. 841,296 137,055,531
Matador Resources Co. .................... 259,639 12,831,359
New Fortress Energy, Inc. , Class A
(b)
............ 73,305 666,342
Occidental Petroleum Corp. .................. 1,592,610 82,083,119
ONEOK, Inc. ............................ 1,393,581 126,997,037
Ovintiv, Inc. ............................. 628,736 24,086,876
Permian Resources Corp. , Class A ............. 1,236,240 16,825,226
Phillips 66 .............................. 999,220 131,347,469
Range Resources Corp. .................... 566,755 17,433,384
Southwestern Energy Co.
(a)
.................. 2,621,985 18,642,313
Valero Energy Corp. ....................... 762,925 103,017,763
Viper Energy, Inc. ........................ 172,172 7,766,679
Williams Companies, Inc. (The) ............... 2,906,571 132,684,966
3,721,398,368
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 46,511 4,998,072
a
Security Shares Value
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 299,970 $ 13,561,643
American Airlines Group, Inc.
(a) (b)
.............. 1,452,167 16,322,357
Delta Air Lines, Inc. ....................... 1,538,330 78,131,781
Southwest Airlines Co. ..................... 1,426,649 42,271,610
United Airlines Holdings, Inc.
(a)
................ 781,714 44,604,601
194,891,992
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 311,526 18,915,859
Coty, Inc. , Class A
(a)
....................... 915,494 8,596,488
Estee Lauder Companies, Inc. (The) , Class A ...... 352,257 35,116,500
Kenvue, Inc. ............................ 4,573,390 105,782,511
168,411,358
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 4,845,869 250,725,262
Catalent, Inc.
(a)
.......................... 436,062 26,412,275
Elanco Animal Health, Inc.
(a) (b)
................ 1,193,259 17,528,975
Jazz Pharmaceuticals PLC
(a) (b)
................ 147,648 16,449,464
Johnson & Johnson ....................... 5,763,472 934,028,272
Organon & Co. .......................... 615,015 11,765,237
Perrigo Co. PLC ......................... 323,970 8,497,733
Pfizer, Inc. ............................. 13,545,573 392,008,883
Royalty Pharma PLC , Class A ................ 935,634 26,469,086
Viatris, Inc. ............................. 2,837,556 32,944,025
Zoetis, Inc. , Class A ....................... 190,151 37,151,702
1,753,980,914
a
Professional Services  —  0 .9%
Amentum Holdings, Inc.
(a)
................... 297,674 9,599,986
Automatic Data Processing, Inc. ............... 70,797 19,591,654
Broadridge Financial Solutions, Inc. ............ 24,353 5,236,626
CACI International, Inc. , Class A
(a)
............. 52,705 26,592,835
Clarivate PLC
(a) (b)
......................... 975,818 6,928,308
Concentrix Corp. ......................... 115,026 5,895,082
Dayforce, Inc.
(a) (b)
......................... 323,225 19,797,531
Dun & Bradstreet Holdings, Inc. ............... 733,217 8,439,328
Equifax, Inc. ............................ 234,393 68,878,727
FTI Consulting, Inc.
(a)
...................... 84,075 19,132,107
Genpact Ltd. ............................ 419,930 16,465,455
Jacobs Solutions, Inc. ...................... 297,674 38,965,527
KBR, Inc. .............................. 293,826 19,136,887
Leidos Holdings, Inc. ...................... 321,919 52,472,797
ManpowerGroup, Inc. ...................... 114,265 8,400,763
Parsons Corp.
(a) (b)
......................... 109,367 11,339,171
Paychex, Inc. ........................... 492,324 66,064,958
Paycom Software, Inc. ..................... 45,043 7,502,812
Paycor HCM, Inc.
(a) (b)
...................... 156,669 2,223,133
Robert Half, Inc. ......................... 244,317 16,469,409
Science Applications International Corp. ......... 122,152 17,012,109
SS&C Technologies Holdings, Inc. ............. 513,150 38,080,861
TransUnion ............................. 436,943 45,747,932
529,973,998
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a) (b)
................ 730,499 90,932,516
CoStar Group, Inc.
(a) (b)
...................... 969,280 73,122,483
Howard Hughes Holdings, Inc.
(a) (b)
.............. 74,093 5,737,021
Jones Lang LaSalle, Inc.
(a)
................... 77,851 21,004,978
Seaport Entertainment Group, Inc.
(a) (b)
........... 8,236 225,831
Zillow Group, Inc. , Class A
(a) (b)
................ 112,418 6,962,047
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 379,148 24,208,600
222,193,476
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Residential REITs  —  0 .7%
American Homes 4 Rent , Class A .............. 807,157 $ 30,986,757
AvalonBay Communities, Inc. ................ 338,753 76,304,113
Camden Property Trust ..................... 247,368 30,557,369
Equity LifeStyle Properties, Inc. ............... 440,541 31,428,195
Equity Residential ........................ 901,995 67,162,548
Essex Property Trust, Inc. ................... 152,436 45,032,643
Invitation Homes, Inc. ...................... 1,461,328 51,526,425
Mid-America Apartment Communities, Inc. ........ 277,277 44,059,316
Sun Communities, Inc. ..................... 294,506 39,802,486
UDR, Inc. .............................. 784,838 35,584,555
452,444,407
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 236,758 17,834,980
Brixmor Property Group, Inc. ................. 715,427 19,931,796
Federal Realty Investment Trust ............... 198,779 22,853,622
Kimco Realty Corp. ....................... 1,572,925 36,523,319
NNN REIT, Inc. .......................... 437,683 21,223,249
Realty Income Corp. ....................... 2,081,544 132,011,520
Regency Centers Corp. .................... 439,450 31,741,473
Simon Property Group, Inc. .................. 574,856 97,162,161
379,282,120
a
Semiconductors & Semiconductor Equipment  —  3 .3%
Advanced Micro Devices, Inc.
(a) (b)
.............. 1,307,659 214,560,689
Allegro MicroSystems, Inc.
(a) (b)
................ 294,828 6,869,492
Amkor Technology, Inc. ..................... 269,516 8,247,190
Analog Devices, Inc. ....................... 1,183,763 272,466,730
Applied Materials, Inc. ..................... 159,921 32,312,038
Astera Labs, Inc.
(a) (b)
....................... 50,030 2,621,072
Cirrus Logic, Inc.
(a)
........................ 128,532 15,964,960
First Solar, Inc.
(a)
......................... 254,603 63,508,172
GlobalFoundries, Inc.
(a) (b)
.................... 241,353 9,714,458
Intel Corp. ............................. 10,180,964 238,845,415
Lattice Semiconductor Corp.
(a) (b)
............... 43,622 2,315,020
MACOM Technology Solutions Holdings, Inc.
(a)
..... 133,355 14,837,077
Marvell Technology, Inc. .................... 1,883,066 135,806,720
Microchip Technology, Inc. ................... 1,266,364 101,676,366
Micron Technology, Inc. ..................... 2,633,592 273,129,826
MKS Instruments, Inc. ..................... 152,522 16,580,667
ON Semiconductor Corp.
(a)
.................. 1,025,228 74,441,805
Onto Innovation, Inc.
(a)
..................... 88,180 18,302,641
Qorvo, Inc.
(a) (b)
........................... 225,987 23,344,457
QUALCOMM, Inc. ........................ 165,625 28,164,531
Skyworks Solutions, Inc. .................... 383,532 37,881,456
Teradyne, Inc. ........................... 32,568 4,361,832
Texas Instruments, Inc. ..................... 1,911,492 394,856,902
Universal Display Corp. .................... 55,305 11,608,520
Wolfspeed, Inc.
(a) (b)
........................ 297,549 2,886,225
2,005,304,261
a
Software  —  1 .1%
ANSYS, Inc.
(a)
........................... 208,337 66,382,418
Aspen Technology, Inc.
(a) (b)
................... 64,292 15,354,215
BILL Holdings, Inc.
(a)
....................... 183,866 9,700,770
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,089,737 12,041,594
Dolby Laboratories, Inc. , Class A .............. 139,725 10,693,154
DoubleVerify Holdings, Inc.
(a)
................. 151,036 2,543,446
Dropbox, Inc. , Class A
(a)
.................... 399,782 10,166,456
Fair Isaac Corp.
(a)
......................... 8,853 17,205,983
Fortinet, Inc.
(a)
........................... 277,352 21,508,648
Gen Digital, Inc. .......................... 1,295,683 35,540,585
Guidewire Software, Inc.
(a) (b)
.................. 106,639 19,508,539
HashiCorp, Inc. , Class A
(a)
................... 73,811 2,499,240
Informatica, Inc. , Class A
(a) (b)
................. 152,672 3,859,548
Security Shares Value
a
Software (continued)
MicroStrategy, Inc. , Class A
(a) (b)
................ 350,705 $ 59,128,863
nCino, Inc.
(a) (b)
........................... 75,159 2,374,273
Nutanix, Inc. , Class A
(a)
..................... 415,178 24,599,297
PTC, Inc.
(a)
............................. 112,377 20,302,029
Roper Technologies, Inc. .................... 255,051 141,920,578
Salesforce, Inc. .......................... 340,518 93,203,182
SentinelOne, Inc. , Class A
(a) (b)
................ 553,470 13,239,002
Tyler Technologies, Inc.
(a)
................... 15,209 8,877,798
UiPath, Inc. , Class A
(a) (b)
.................... 151,432 1,938,330
Unity Software, Inc.
(a) (b)
..................... 395,348 8,942,772
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 629,387 43,893,449
645,424,169
a
Specialized REITs  —  1 .6%
Crown Castle, Inc. ........................ 1,038,254 123,168,072
CubeSmart ............................. 534,889 28,793,075
Digital Realty Trust, Inc. .................... 771,267 124,814,139
EPR Properties .......................... 178,610 8,759,034
Equinix, Inc. ............................ 214,238 190,164,076
Extra Space Storage, Inc. ................... 499,455 89,996,796
Gaming and Leisure Properties, Inc. ............ 622,691 32,037,452
Iron Mountain, Inc. ........................ 297,699 35,375,572
Lamar Advertising Co. , Class A ............... 155,519 20,777,338
National Storage Affiliates Trust ............... 164,082 7,908,752
Public Storage ........................... 320,284 116,541,739
Rayonier, Inc. ........................... 353,160 11,364,689
SBA Communications Corp. , Class A ............ 256,255 61,680,579
VICI Properties, Inc. ....................... 2,489,610 82,928,909
Weyerhaeuser Co. ........................ 1,740,746 58,941,660
993,251,882
a
Specialty Retail  —  1 .8%
Advance Auto Parts, Inc. .................... 142,302 5,548,355
AutoNation, Inc.
(a) (b)
....................... 61,615 11,024,156
AutoZone, Inc.
(a)
......................... 3,538 11,144,842
Bath & Body Works, Inc. .................... 537,919 17,170,374
Best Buy Co., Inc. ........................ 514,717 53,170,266
CarMax, Inc.
(a) (b)
.......................... 349,529 27,046,554
Carvana Co. , Class A
(a) (b)
.................... 167,410 29,147,755
Dick's Sporting Goods, Inc. .................. 121,509 25,358,928
Five Below, Inc.
(a)
......................... 26,510 2,342,159
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 159,366 19,788,476
GameStop Corp. , Class A
(a) (b)
................. 899,257 20,619,963
Gap, Inc. (The) .......................... 479,800 10,579,590
Home Depot, Inc. (The) .................... 478,711 193,973,697
Lithia Motors, Inc.
(b)
....................... 64,778 20,576,084
Lowe's Companies, Inc. .................... 1,367,946 370,508,174
O'Reilly Automotive, Inc.
(a)
................... 10,770 12,402,732
Penske Automotive Group, Inc. ............... 44,107 7,163,859
RH
(a) (b)
................................ 28,626 9,573,393
Ross Stores, Inc. ......................... 604,223 90,941,604
TJX Companies, Inc. (The) .................. 1,107,233 130,144,167
Ulta Beauty, Inc.
(a) (b)
....................... 15,336 5,967,544
Wayfair, Inc. , Class A
(a) (b)
.................... 225,605 12,674,489
Williams-Sonoma, Inc. ..................... 124,163 19,235,332
1,106,102,493
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Dell Technologies, Inc. , Class C ............... 546,623 64,796,690
Hewlett Packard Enterprise Co. ............... 3,098,591 63,397,172
HP, Inc. ............................... 1,770,467 63,506,651
NetApp, Inc. ............................ 271,933 33,586,445
Pure Storage, Inc. , Class A
(a)
................. 94,316 4,738,436

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
30
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 779,151 $ 53,208,222
283,233,616
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a) (b)
...................... 139,675 2,227,816
Birkenstock Holding PLC
(a)
.................. 93,792 4,623,008
Capri Holdings Ltd.
(a)
...................... 271,210 11,510,152
Carter's, Inc. ............................ 85,729 5,570,671
Columbia Sportswear Co. ................... 79,516 6,614,936
Crocs, Inc.
(a) (b)
........................... 116,580 16,881,950
Nike, Inc. , Class B ........................ 1,097,733 97,039,597
PVH Corp. ............................. 132,423 13,352,211
Ralph Lauren Corp. , Class A ................. 96,528 18,713,883
Skechers USA, Inc. , Class A
(a)
................ 287,247 19,222,569
Tapestry, Inc. ............................ 546,753 25,686,456
Under Armour, Inc. , Class A
(a)
................. 485,971 4,330,002
Under Armour, Inc. , Class C
(a) (b)
............... 462,136 3,863,457
VF Corp. .............................. 836,465 16,687,477
246,324,185
a
Tobacco  —  1 .1%
Altria Group, Inc. ......................... 4,106,008 209,570,649
Philip Morris International, Inc. ................ 3,714,068 450,887,855
660,458,504
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 249,311 11,291,295
Core & Main, Inc. , Class A
(a)
.................. 157,959 7,013,380
Fastenal Co. ............................ 214,889 15,347,372
Ferguson Enterprises, Inc. ................... 450,760 89,507,413
MSC Industrial Direct Co., Inc. , Class A .......... 109,698 9,440,610
SiteOne Landscape Supply, Inc.
(a) (b)
............. 67,257 10,149,754
United Rentals, Inc.
(b)
...................... 120,277 97,391,895
Watsco, Inc. ............................ 82,571 40,615,023
WESCO International, Inc. ................... 104,263 17,514,099
WW Grainger, Inc. ........................ 13,633 14,162,097
312,432,938
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 465,774 68,114,790
Essential Utilities, Inc. ...................... 606,881 23,407,400
91,522,190
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 $ —
T-Mobile U.S., Inc. ........................ 1,155,947 238,541,223
238,541,223
a
Total Common Stocks — 99.8%
(Cost: $ 49,761,592,446 ) .............................. 60,306,739,675
a
Rights
Real Estate Management & Development  —  0 .0%
Seaport Entertainment Group, Inc. , (Expires
10/11/24)
(a) (b)
.......................... 8,243 24,317
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 24,317
Total Long-Term Investments — 99.8%
(Cost: $ 49,761,592,446 ) .............................. 60,306,763,992
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(c) (e) (f)
...................... 663,829,306 664,426,752
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (e)
............................ 94,421,318 94,421,318
a
Total Short-Term Securities — 1.2%
(Cost: $ 758,235,669 ) ................................ 758,848,070
Total Investments — 101.0%
(Cost: $ 50,519,828,115 ) .............................. 61,065,612,062
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (615,800,989)
Net Assets — 100.0% ................................. $ 60,449,811,073
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 605,060,820 $ 59,052,782
(a)
$ — $ 76,953 $ 236,197 $ 664,426,752 663,829,306 $ 2,476,781
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 76,868,005 17,553,313
(a)
— — — 94,421,318 94,421,318 2,478,205 —
BlackRock, Inc. ... 317,780,595 24,235,276 (46,874,381) 7,080,647 32,677,636 334,899,773 352,708 3,759,832 —
$ 7,157,600 $ 32,913,833
$ 1,093,747,843
$ 8,714,818 $ —

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
31
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,455 12/20/24 $ 137,148 $ 2,798,998
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,798,998 $ — $ — $ — $ 2,798,998
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 6,920,476 $ — $ — $ — $ 6,920,476
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,280,493) $ — $ — $ — $ (1,280,493)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 152,956,105
a

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Russell 1000 Value ETF
32
2024
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 60,306,739,675  $ —  $ —  $ 60,306,739,675
Rights ................................................ 24,317  —  —  24,317
Short-Term Securities
Money Market Funds ...................................... 758,848,070  —  —  758,848,070
$ 61,065,612,062  $ —  $ —  $ 61,065,612,062
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,798,998  $ —  $ —  $ 2,798,998
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

33
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
September 30, 2024
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 37,678,858,705  $ 99,038,593,998  $ 59,971,864,219
Investments, at value — affiliated
(c)
........................................................ 486,091,175  933,398,829  1,093,747,843
Cash ............................................................................ 1,894,059  8,844,224  156,270
Cash pledged:
Futures contracts .................................................................. 3,357,000  7,968,000  6,707,740
Receivables:
Securities lending income — affiliated .................................................... 141,730  205,343  323,734
Dividends — unaffiliated ............................................................. 18,862,475  21,583,449  48,717,918
Dividends — affiliated ............................................................... 288,183  615,528  511,772
Variation margin on futures contracts ..................................................... 244,860  672,300  382,825
Total assets .......................................................................
38,189,738,187  100,011,881,671  61,122,412,321
LIABILITIES
Collateral on securities loaned ........................................................... 332,625,329  812,220,548  663,640,605
Payables:
Capital shares redeemed ............................................................. —  35,331  —
Investment advisory fees ............................................................. 4,565,087  14,474,500  8,960,643
Total liabilities ......................................................................
337,190,416  826,730,379  672,601,248
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 37,852,547,771  $ 99,185,151,292  $ 60,449,811,073
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 28,521,340,503  $ 62,504,254,229  $ 53,063,091,134
Accumulated earnings ................................................................ 9,331,207,268  36,680,897,063  7,386,719,939
NET ASSETS ......................................................................
$ 37,852,547,771  $ 99,185,151,292  $ 60,449,811,073
NET ASSET VALUE
Shares outstanding .................................................................. 120,350,000  264,150,000  318,400,000
Net asset value ..................................................................... $ 314.52  $ 375.49  $ 189.85
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 324,731,244  $ 797,307,692  $ 645,592,162
(b)
Investments, at cost — unaffiliated ...................................................... $ 29,822,395,378  $ 61,776,231,657  $ 49,532,911,652
(c)
Investments, at cost — affiliated ........................................................ $ 461,806,871  $ 932,461,427  $ 986,916,463

34
2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended September 30, 2024
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 242,164,784  $ 318,031,866  $ 598,245,400
Dividends — affiliated .............................................................. 2,649,455  3,214,258  6,238,037
Interest — unaffiliated .............................................................. 119,744  264,181  232,530
Securities lending income — affiliated — net ............................................... 988,427  1,095,885  2,476,781
Foreign taxes withheld ............................................................. (33,843) (27,495) (79,893)
Total investment income ..............................................................
245,888,567  322,578,695  607,112,855
EXPENSES
Investment advisory ............................................................... 27,098,616  86,141,082  52,201,018
Interest expense ................................................................. 1  2  1
Total expenses .................................................................... 27,098,617  86,141,084  52,201,019
Net investment income ...............................................................
218,789,950  236,437,611  554,911,836
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (158,181,533) 310,966,004  73,698,692
Investments — affiliated ........................................................... (132,543) 112,787  (411,557)
Futures contracts ............................................................... 4,252,272  18,958,641  6,920,476
In-kind redemptions — unaffiliated
(a)
................................................... 2,942,318,600  4,191,322,376  1,002,213,885
In-kind redemptions — affiliated
(a)
.................................................... 5,824,096  —  7,569,157
2,794,080,892  4,521,359,808  1,089,990,653
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 413,356,335  5,628,721,624  2,289,493,366
Investments — affiliated ........................................................... 6,554,458  410,681  32,913,833
Futures contracts ............................................................... 99,966  394,662  (1,280,493)
420,010,759  5,629,526,967  2,321,126,706
Net realized and unrealized gain ........................................................
3,214,091,651  10,150,886,775  3,411,117,359
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 3,432,881,601  $ 10,387,324,386  $ 3,966,029,195
(a)
See Note 2 of the Notes to Financial Statements.

35
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 218,789,950  $ 429,912,703  $ 236,437,611  $ 491,264,556
Net realized gain ........................................... 2,794,080,892  3,267,825,634  4,521,359,808  4,709,706,722
Net change in unrealized appreciation (depreciation) ................... 420,010,759  4,581,030,463  5,629,526,967  19,764,900,848
Net increase in net assets resulting from operations ......................
3,432,881,601  8,278,768,800  10,387,324,386  24,965,872,126
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(218,205,056)
(b)
(433,193,826) (255,975,988)
(b)
(515,727,748)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(807,092,000) (766,733,872) (119,020,968) 1,169,419,764
NET ASSETS
Total increase in net assets ...................................... 2,407,584,545  7,078,841,102  10,012,327,430  25,619,564,142
Beginning of period ...........................................
35,444,963,226  28,366,122,124  89,172,823,862  63,553,259,720
End of period ...............................................
$ 37,852,547,771  $ 35,444,963,226  $ 99,185,151,292  $ 89,172,823,862
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

36
2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 554,911,836  $ 1,095,614,372
Net realized gain ............................................................................... 1,089,990,653  3,284,640,219
Net change in unrealized appreciation (depreciation) ....................................................... 2,321,126,706  5,333,004,536
Net increase in net assets resulting from operations ..........................................................
3,966,029,195  9,713,259,127
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(545,997,409)
(b)
(1,078,895,276)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
848,888,528  (3,048,552,944)
NET ASSETS
Total increase in net assets .......................................................................... 4,268,920,314  5,585,810,907
Beginning of period ...............................................................................
56,180,890,759  50,595,079,852
End of period ...................................................................................
$ 60,449,811,073  $ 56,180,890,759
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

37
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 288.17  $ 225.22  $ 250.07  $ 223.72  $ 141.59  $ 157.27
Net investment income
(a)
.............. 1 .79  3 .44  3 .31  2 .88  2 .74  2 .96
Net realized and unrealized gain (loss)
(b)
....
26.36  62.99  (24.81) 26.40  82.26  (15.46)
Net increase (decrease) from investment
operations ........................
28.15  66.43  (21.50) 29.28  85.00  (12.50)
Distributions from net investment income
(c)
.... ( 1 .80 )
(d)
( 3 .48 ) ( 3 .35 ) ( 2 .93 ) ( 2 .87 ) ( 3 .18 )
Net asset value, end of period ...........
$ 314.52  $ 288.17  $ 225.22  $ 250.07  $ 223.72  $ 141.59
Total Return
(e)
– – – – – –
Based on net asset value ...............
9 .79%
(f)
29.73% ( 8 .51 ) % 13.09% 60.37% ( 8 .15 ) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................
1 .21%
(h)
1 .39% 1 .51% 1 .17% 1 .44% 1 .78%
Supplemental Data
Net assets, end of period (000) ...........
$ 37,852,548  $ 35,444,963  $ 28,366,122  $ 30,420,468  $ 27,147,851  $ 17,924,896
Portfolio turnover rate
(i)
.................
2% 3% 5% 6% 5% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

38
2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period .......
$ 337.07  $ 244.48  $ 277.39  $ 243.05  $ 150.69  $ 151.33
Net investment income
(a)
............... 0 .89  1 .88  1 .96  1 .53  1 .54  1 .72
Net realized and unrealized gain (loss)
(b)
.....
38.50  92.66  (32.81) 34.37  92.34  ( 0 .62 )
Net increase (decrease) from investment
operations .........................
39.39  94.54  (30.85) 35.90  93.88  1 .10
Distributions from net investment income
(c)
..... ( 0 .97 )
(d)
( 1 .95 ) ( 2 .06 ) ( 1 .56 ) ( 1 .52 ) ( 1 .74 )
Net asset value, end of period ............
$ 375.49  $ 337.07  $ 244.48  $ 277.39  $ 243.05  $ 150.69
Total Return
(e)
– – – – – –
Based on net asset value ................
11.69%
(f)
38.81% (11.06) % 14.77% 62.44% 0 .68%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .18%
(h)
0 .19% 0 .19% 0 .18% 0 .19% 0 .19%
Net investment income ..................
0 .51%
(h)
0 .66% 0 .85% 0 .55% 0 .72% 1 .05%
Supplemental Data
Net assets, end of period (000) ............
$ 99,185,151  $ 89,172,824  $ 63,553,260  $ 70,734,758  $ 63,155,924  $ 42,834,345
Portfolio turnover rate
(i)
..................
11% 12% 14% 13% 14% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

39
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 179.18  $ 152.35  $ 165.88  $ 151.43  $ 99.22  $ 123.48
Net investment income
(a)
.............. 1 .75  3 .40  3 .24  2 .83  2 .69  3 .14
Net realized and unrealized gain (loss)
(b)
....
10.64  26.77  (13.46) 14.44  52.15  (23.93)
Net increase (decrease) from investment
operations ........................
12.39  30.17  (10.22) 17.27  54.84  (20.79)
Distributions from net investment income
(c)
.... ( 1 .72 )
(d)
( 3 .34 ) ( 3 .31 ) ( 2 .82 ) ( 2 .63 ) ( 3 .47 )
Net asset value, end of period ...........
$ 189.85  $ 179.18  $ 152.35  $ 165.88  $ 151.43  $ 99.22
Total Return
(e)
– – – – – –
Based on net asset value ...............
6 .96%
(f)
20.08% ( 6 .07 ) % 11.45% 55.84% (17.30) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .18%
(h)
0 .19% 0 .19% 0 .18% 0 .19% 0 .19%
Net investment income .................
1 .96%
(h)
2 .14% 2 .12% 1 .75% 2 .15% 2 .46%
Supplemental Data
Net assets, end of period (000) ...........
$ 60,449,811  $ 56,180,891  $ 50,595,080  $ 57,965,518  $ 51,108,565  $ 31,175,791
Portfolio turnover rate
(i)
.................
14% 14% 15% 17% 18% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
40
2024
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.  For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth
(a)
................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(unaudited) ( continued)
41
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical asset or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
42
2024
iShares Semi-Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 22,867,791 $ (22,867,791) $ — $ —
Barclays Capital, Inc. ............................................. 2,331,927 (2,331,927) — —
BNP Paribas SA ................................................. 37,664,534 (37,664,534) — —
BofA Securities, Inc. .............................................. 60,895,814 (60,895,814) — —
Citadel Clearing LLC .............................................. 5,536,872 (5,536,872) — —
Citigroup Global Markets, Inc. ........................................ 2,184,202 (2,116,483) — 67,719
Goldman Sachs & Co. LLC ......................................... 62,261,249 (62,261,249) — —
HSBC Bank PLC ................................................ 84,336 (84,336) — —
J.P. Morgan Securities LLC ......................................... 24,895,717 (24,895,717) — —
Jefferies LLC ................................................... 483,591 (483,591) — —
Morgan Stanley ................................................. 33,438,718 (33,438,718) — —
National Financial Services LLC ...................................... 19,673,820 (19,673,820) — —
Natixis SA ..................................................... 530,915 (530,915) — —
Nomura Securities International, Inc. ................................... 44,907 (44,907) — —
RBC Capital Markets LLC .......................................... 98,732 (98,732) — —
Scotia Capital (USA), Inc. .......................................... 178,299 (178,299) — —
SG Americas Securities LLC ........................................ 6,433,265 (6,433,265) — —
State Street Bank & Trust Co. ........................................ 3,418,532 (3,418,532) — —
Toronto-Dominion Bank ............................................ 5,366,288 (5,366,288) — —
UBS AG ...................................................... 24,204,288 (24,204,288) — —
UBS Securities LLC .............................................. 46,374 (46,374) — —
Wells Fargo Bank NA ............................................. 12,091,073 (12,091,073) — —
$ 324,731,244 $ (324,663,525)
$ —
$ 67,719
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 26,954,139 (26,954,139) — —
Barclays Capital, Inc. ............................................. 2,776,482 (2,776,482) — —
BNP Paribas SA ................................................. 41,349,493 (41,349,493) — —
BofA Securities, Inc. .............................................. 62,597,718 (62,597,718) — —
Citadel Clearing LLC .............................................. 1,313,085 (1,313,085) — —
Citigroup Global Markets, Inc. ........................................ 35,469,926 (35,469,926) — —
Deutsche Bank Securities, Inc. ....................................... 479,444 (479,444) — —
Goldman Sachs & Co. LLC ......................................... 83,945,505 (83,945,505) — —
HSBC Bank PLC ................................................ 175,672,427 (175,672,427) — —
J.P. Morgan Securities LLC ......................................... 17,530,203 (17,530,203) — —
Jefferies LLC ................................................... 11,217,603 (11,217,603) — —
Morgan Stanley ................................................. 108,468,421 (108,468,421) — —
National Financial Services LLC ...................................... 5,789,391 (5,789,391) — —
Natixis SA ..................................................... 15,550,221 (15,550,221) — —
Nomura Securities International, Inc. ................................... 164,645 (164,645) — —
RBC Capital Markets LLC .......................................... 1,228,482 (1,228,482) — —
Scotia Capital (USA), Inc. .......................................... 7,779 (7,779) — —
SG Americas Securities LLC ........................................ 6,099,110 (6,099,110) — —
State Street Bank & Trust Co. ........................................ 18,209,255 (18,209,255) — —
Toronto-Dominion Bank ............................................ 2,915,509 (2,915,509) — —
UBS AG ...................................................... 121,987,444 (121,987,444) — —
UBS Securities LLC .............................................. 2,668,818 (2,668,818) — —
Virtu Americas LLC ............................................... 2,858,404 (2,858,404) — —
Wells Fargo Bank NA ............................................. 30,323,959 (30,323,959) — —
Wells Fargo Securities LLC ......................................... 21,730,229 (21,730,229) — —
$ 797,307,692 $ (797,307,692)
$ —
$ —

Notes to Financial Statements
(unaudited) ( continued)
43
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
a
Russell 1000 Value
Barclays Bank PLC ............................................... $ 57,263,716 $ (57,263,716) $ — $ —
Barclays Capital, Inc. ............................................. 5,244,360 (5,244,360) — —
BNP Paribas SA ................................................. 31,441,796 (31,441,796) — —
BofA Securities, Inc. .............................................. 28,506,948 (28,506,948) — —
Citadel Clearing LLC .............................................. 1,803,678 (1,803,678) — —
Citigroup Global Markets, Inc. ........................................ 103,845,846 (103,845,846) — —
Goldman Sachs & Co. LLC ......................................... 145,794,835 (145,794,835) — —
HSBC Bank PLC ................................................ 11,910,386 (11,910,386) — —
J.P. Morgan Securities LLC ......................................... 33,728,608 (33,728,608) — —
Jefferies LLC ................................................... 1,990,427 (1,990,427) — —
Mizuho Securities USA LLC ......................................... 1,889,942 (1,889,942) — —
Morgan Stanley ................................................. 80,695,006 (80,695,006) — —
National Financial Services LLC ...................................... 19,126,456 (19,126,456) — —
Natixis SA ..................................................... 13,434,016 (13,434,016) — —
Nomura Securities International, Inc. ................................... 1,335,200 (1,335,200) — —
RBC Capital Markets LLC .......................................... 2,027,550 (2,027,550) — —
Scotia Capital (USA), Inc. .......................................... 720,667 (720,667) — —
SG Americas Securities LLC ........................................ 12,852,985 (12,852,985) — —
State Street Bank & Trust Co. ........................................ 10,556,753 (10,556,753) — —
Toronto-Dominion Bank ............................................ 262,534 (262,534) — —
UBS AG ...................................................... 16,826,285 (16,826,285) — —
UBS Securities LLC .............................................. 186,400 (186,400) — —
Virtu Americas LLC ............................................... 1,105,162 (1,105,162) — —
Wells Fargo Bank NA ............................................. 59,748,203 (59,748,203) — —
Wells Fargo Securities LLC ......................................... 3,294,403 (3,294,403) — —
$ 645,592,162 $ (645,592,162)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
44
2024
iShares Semi-Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  September 30, 2024 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Russell 1000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1900
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1805
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1715
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1630
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 304,692
Russell 1000 Growth ................................................................................................. 440,022
Russell 1000 Value .................................................................................................. 703,123

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
For the six months ended September 30, 2024 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ................................................................... $ 298,592,155  $ 211,284,793  $ (114,778,639)
Russell 1000 Growth ............................................................. 6,482,319,642  6,119,127,924  243,701,604
Russell 1000 Value .............................................................. 6,921,144,733  3,909,691,272  432,011,757
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 690,774,367  $ 681,846,100
Russell 1000 Growth ............................................................................... 10,597,501,265  10,578,989,245
Russell 1000 Value ................................................................................ 7,845,598,730  7,811,778,172
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 5,644,806,547  $ 6,450,204,646
Russell 1000 Growth ............................................................................... 6,550,681,044  6,670,552,355
Russell 1000 Value ................................................................................ 4,059,155,904  3,213,304,492
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Russell 1000 ........................................................................................................
$ (1,205,261,626)
Russell 1000 Growth ..................................................................................................
(4,949,448,222)
Russell 1000 Value ...................................................................................................
(4,016,769,101)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 30,430,423,914  $ 9,505,862,582  $ (1,769,562,160) $ 7,736,300,422
Russell 1000 Growth ........................................... 62,863,107,867  38,094,112,594  (981,551,513) 37,112,561,081
Russell 1000 Value ............................................ 50,776,647,394  13,244,276,934  (2,952,513,268) 10,291,763,666

Notes to Financial Statements
(unaudited) (continued)
46
2024
iShares Semi-Annual Financial Statements and Additional Information
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service.  Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Notes to Financial Statements
(unaudited) ( continued)
47
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Russell 1000
Shares sold ............................................... 19,100,000  $ 5,666,613,474  29,650,000  $ 7,392,648,682
Shares redeemed ........................................... (21,750,000) (6,473,705,474) (32,600,000) (8,159,382,554)
(2,650,000) $ (807,092,000) (2,950,000) $ (766,733,872)
Russell 1000 Growth
Shares sold ............................................... 18,650,000  $ 6,566,638,161  37,150,000  $ 10,444,265,895
Shares redeemed ........................................... (19,050,000) (6,685,659,129) (32,550,000) (9,274,846,131)
(400,000) $ (119,020,968) 4,600,000  $ 1,169,419,764
Russell 1000 Value
Shares sold ............................................... 23,000,000  $ 4,079,896,244  76,900,000  $ 12,119,233,829
Shares redeemed ........................................... (18,150,000) (3,231,007,716) (95,450,000) (15,167,786,773)
4,850,000  $ 848,888,528  (18,550,000) $ (3,048,552,944)

Additional Information
48
2024
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
49
Board Review and Approval of Investment Advisory Contract
iShares Russell 1000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
50
2024
iShares Semi-Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the Fund, the Board considered management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes,
BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
51
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
52
2024
iShares Semi-Annual Financial Statements and Additional Information
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
53
Board Review and Approval of Investment Advisory Contract
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
54
2024
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2024
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Focused Value Factor ETF | FOVL | NYSE Arca
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX

Page
2

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
September 30, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  —  2 .2%
Thor Industries, Inc. ....................... 4,714 $ 518,021
a
Banks  —  17 .1%
First Hawaiian, Inc. ....................... 27,201 629,703
FNB Corp. ............................. 42,847 604,571
JPMorgan Chase & Co. .................... 3,366 709,755
Pinnacle Financial Partners, Inc. ............... 8,540 836,664
Synovus Financial Corp. .................... 15,989 711,031
Webster Financial Corp. .................... 12,847 598,798
4,090,522
a
Building Products  —  2 .9%
Builders FirstSource, Inc.
(a)
.................. 3,561 690,335
a
Capital Markets  —  14 .3%
Affiliated Managers Group, Inc. ............... 3,205 569,849
Interactive Brokers Group, Inc. , Class A .......... 5,838 813,584
Janus Henderson Group PLC ................ 17,729 674,943
State Street Corp. ........................ 6,622 585,848
Stifel Financial Corp. ...................... 8,160 766,224
3,410,448
a
Chemicals  —  4 .7%
LyondellBasell Industries NV , Class A ........... 5,351 513,161
Westlake Corp. .......................... 4,052 608,975
1,122,136
a
Consumer Finance  —  5 .3%
Capital One Financial Corp. .................. 4,460 667,796
Discover Financial Services .................. 4,176 585,851
1,253,647
a
Diversified Telecommunication Services  —  6 .7%
AT&T, Inc. .............................. 30,715 675,730
Frontier Communications Parent, Inc.
(a)
.......... 26,036 925,059
1,600,789
a
Electric Utilities  —  4 .2%
Avangrid, Inc. ........................... 12,918 462,335
Pinnacle West Capital Corp. ................. 5,974 529,237
991,572
a
Entertainment  —  0 .8%
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 3,720 190,948
a
Ground Transportation  —  2 .0%
Schneider National, Inc. , Class B .............. 16,972 484,381
a
Household Durables  —  4 .0%
Toll Brothers, Inc. ......................... 6,120 945,479
a
Insurance  —  15 .1%
Axis Capital Holdings Ltd. ................... 9,093 723,894
CNA Financial Corp. ....................... 12,689 621,000
Old Republic International Corp. ............... 19,453 689,025
Principal Financial Group, Inc. ................ 6,392 549,073
Unum Group ............................ 7,118 423,094
White Mountains Insurance Group Ltd. .......... 353 598,758
3,604,844
a
Metals & Mining  —  3 .4%
Cleveland-Cliffs, Inc.
(a)
..................... 28,868 368,644
Nucor Corp. ............................ 2,952 443,804
812,448
a
Security Shares Value
a
Office REITs  —  2 .6%
Cousins Properties, Inc. .................... 21,050 $ 620,554
a
Oil, Gas & Consumable Fuels  —  2 .6%
Kinder Morgan, Inc. , Class P ................. 28,471 628,924
a
Paper & Forest Products  —  2 .9%
Louisiana-Pacific Corp. ..................... 6,453 693,439
a
Passenger Airlines  —  1 .7%
Alaska Air Group, Inc.
(a)
..................... 9,126 412,587
a
Real Estate Management & Development  —  2 .6%
Zillow Group, Inc. , Class C , NVS
(a)
............. 9,626 614,620
a
Specialty Retail  —  2 .2%
AutoNation, Inc.
(a) (b)
....................... 2,941 526,204
a
Technology Hardware, Storage & Peripherals  —  2 .5%
Hewlett Packard Enterprise Co. ............... 28,838 590,026
a
Total Long-Term Investments — 99.8%
(Cost: $ 22,378,000 ) ................................. 23,801,924
a
Short-Term Securities
Money Market Funds  —  2 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(c) (d) (e)
...................... 540,365 540,851
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.88%
(c) (d)
............................ 37,237 37,237
a
Total Short-Term Securities — 2.4%
(Cost: $ 578,087 ) ................................... 578,088
Total Investments — 102.2%
(Cost: $ 22,956,087 ) ................................. 24,380,012
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (522,169)
Net Assets — 100.0% ................................. $ 23,857,843
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
Focused Value Factor ETF
4
2024
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,058,182  $ —  $ (517,305)
(a)
$ (45) $ 19  $ 540,851  540,365  $ 679
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 35,635  1,602
(a)
—  —  —  37,237  37,237  1,519  —
$ (45) $ 19
$ 578,088
$ 2,198  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 4 12/20/24 $ 45 $ 498
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 498 $ — $ — $ — $ 498
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 689 $ — $ — $ — $ 689
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (285) $ — $ — $ — $ (285)

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 53,467
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,801,924  $ —  $ —  $ 23,801,924
Short-Term Securities
Money Market Funds ...................................... 578,088  —  —  578,088
$ 24,380,012  $ —  $ —  $ 24,380,012
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 498  $ —  $ —  $ 498
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2024
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
6
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.7%
Air Transport Services Group, Inc.
(a)
............ 23,752 $ 384,545
Hub Group, Inc., Class A .................... 12,593 572,352
956,897
a
Automobile Components  — 1.3%
Dana, Inc. .............................. 33,790 356,822
LCI Industries ........................... 4,210 507,473
Patrick Industries, Inc. ..................... 6,604 940,212
1,804,507
a
Automobiles  — 0.3%
Winnebago Industries, Inc. .................. 8,338 484,521
a
Banks  — 34.6%
1st Source Corp. ......................... 11,777 705,207
Ameris Bancorp .......................... 6,846 427,122
Associated Banc-Corp. ..................... 28,972 624,057
Atlantic Union Bankshares Corp. .............. 18,169 684,426
Axos Financial, Inc.
(a)
...................... 13,091 823,162
Banc of California, Inc. ..................... 40,040 589,789
Bank of NT Butterfield & Son Ltd. (The) .......... 18,305 675,088
Banner Corp. ........................... 6,083 362,304
Berkshire Hills Bancorp, Inc. ................. 12,852 346,104
Brookline Bancorp, Inc. ..................... 29,459 297,241
Byline Bancorp, Inc. ....................... 25,149 673,239
Cadence Bank .......................... 22,167 706,019
Capitol Federal Financial, Inc. ................ 103,902 606,788
Cathay General Bancorp .................... 7,422 318,775
Central Pacific Financial Corp. ................ 15,448 455,871
Coastal Financial Corp.
(a)
................... 11,525 622,235
Community Trust Bancorp, Inc. ............... 14,441 717,140
ConnectOne Bancorp, Inc. .................. 27,801 696,415
CVB Financial Corp. ....................... 16,648 296,667
Dime Community Bancshares, Inc. ............. 13,168 379,238
Eagle Bancorp, Inc. ....................... 12,511 282,498
Eastern Bankshares, Inc. ................... 78,883 1,292,892
Enterprise Financial Services Corp. ............ 13,219 677,606
FB Financial Corp. ........................ 17,478 820,243
First Bancorp ........................... 9,340 388,451
First BanCorp ........................... 19,148 405,363
First Busey Corp. ......................... 25,791 671,082
First Commonwealth Financial Corp. ............ 21,531 369,257
First Financial Bancorp ..................... 13,150 331,775
First Financial Corp. ....................... 14,661 642,885
First Interstate BancSystem, Inc., Class A ........ 19,875 609,765
First Merchants Corp. ...................... 17,819 662,867
First Mid Bancshares, Inc. ................... 18,664 726,216
Flushing Financial Corp. .................... 37,753 550,439
Fulton Financial Corp. ...................... 21,318 386,495
German American Bancorp, Inc. ............... 18,298 709,048
Glacier Bancorp, Inc. ...................... 17,392 794,814
Hancock Whitney Corp. .................... 13,401 685,729
Hanmi Financial Corp. ..................... 15,972 297,079
Heartland Financial USA, Inc. ................ 16,819 953,637
Heritage Commerce Corp. ................... 58,524 578,217
Heritage Financial Corp. .................... 16,119 350,911
Hilltop Holdings, Inc. ....................... 17,478 562,093
Home BancShares, Inc. .................... 23,672 641,275
Hope Bancorp, Inc. ....................... 29,707 373,120
Horizon Bancorp, Inc. ...................... 46,415 721,753
Independent Bank Corp. .................... 5,462 322,968
Live Oak Bancshares, Inc. ................... 17,122 811,069
National Bank Holdings Corp., Class A .......... 8,695 366,060
Security Shares Value
a
Banks (continued)
NBT Bancorp, Inc. ........................ 8,184 $ 361,978
Nicolet Bankshares, Inc. .................... 7,103 679,260
Northfield Bancorp, Inc. .................... 52,455 608,478
Northwest Bancshares, Inc. .................. 25,699 343,853
OFG Bancorp ........................... 8,586 385,683
Old National Bancorp ...................... 34,093 636,175
Old Second Bancorp, Inc. ................... 36,421 567,803
Origin Bancorp, Inc. ....................... 17,170 552,187
Pacific Premier Bancorp, Inc. ................. 11,920 299,907
Pathward Financial, Inc. .................... 5,527 364,837
Peapack-Gladstone Financial Corp. ............ 19,325 529,698
Peoples Bancorp, Inc. ..................... 19,531 587,688
Premier Financial Corp. .................... 29,057 682,258
Provident Financial Services, Inc. .............. 63,671 1,181,734
QCR Holdings, Inc. ....................... 10,198 754,958
Renasant Corp. .......................... 18,924 615,030
S&T Bancorp, Inc. ........................ 14,702 617,043
Sandy Spring Bancorp, Inc. .................. 23,131 725,620
Seacoast Banking Corp. of Florida ............. 11,816 314,896
Simmons First National Corp., Class A .......... 15,196 327,322
Southside Bancshares, Inc. .................. 17,269 577,303
Stellar Bancorp, Inc. ....................... 23,251 601,968
Texas Capital Bancshares, Inc.
(a)
.............. 8,415 601,336
Tompkins Financial Corp. ................... 10,118 584,719
Towne Bank ............................ 21,617 714,658
TriCo Bancshares ........................ 15,476 660,051
TrustCo Bank Corp. ....................... 9,634 318,596
Trustmark Corp. ......................... 11,924 379,422
UMB Financial Corp. ...................... 7,988 839,619
United Bankshares, Inc. .................... 17,964 666,464
Univest Financial Corp. ..................... 28,521 802,581
Valley National Bancorp .................... 57,909 524,656
Veritex Holdings, Inc. ...................... 14,449 380,298
WaFd, Inc. ............................. 19,345 674,173
Washington Trust Bancorp, Inc. ............... 18,826 606,385
Westamerica BanCorp ..................... 11,503 568,478
WSFS Financial Corp. ..................... 6,988 356,318
48,985,927
a
Building Products  — 2.0%
American Woodmark Corp.
(a)
................. 6,555 612,565
Insteel Industries, Inc. ...................... 15,270 474,744
Quanex Building Products Corp. ............... 17,597 488,317
Resideo Technologies, Inc.
(a)
................. 31,372 631,832
UFP Industries, Inc. ....................... 4,841 635,187
2,842,645
a
Chemicals  — 1.3%
AdvanSix, Inc. ........................... 15,950 484,561
Avient Corp. ............................ 14,035 706,241
Core Molding Technologies, Inc.
(a)
.............. 17,398 299,420
LSB Industries, Inc.
(a)(b)
..................... 48,455 389,578
1,879,800
a
Commercial Services & Supplies  — 2.4%
Aris Water Solutions, Inc., Class A ............. 49,670 837,933
CoreCivic, Inc.
(a)
......................... 44,062 557,385
Interface, Inc. ........................... 50,530 958,554
MillerKnoll, Inc. .......................... 20,275 502,009
Steelcase, Inc., Class A .................... 44,378 598,659
3,454,540
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Consumer Finance  — 1.2%
LendingClub Corp.
(a)
....................... 81,263 $ 928,836
PROG Holdings, Inc. ...................... 14,925 723,713
1,652,549
a
Consumer Staples Distribution & Retail  — 1.1%
Andersons, Inc. (The) ...................... 9,624 482,547
SpartanNash Co. ......................... 22,532 504,942
United Natural Foods, Inc.
(a)
.................. 35,057 589,659
1,577,148
a
Containers & Packaging  — 0.3%
Greif, Inc., Class A ........................ 7,420 464,937
a
Diversified Consumer Services  — 0.7%
Graham Holdings Co., Class B ................ 850 698,462
Perdoceo Education Corp. ................... 15,069 335,135
1,033,597
a
Diversified REITs  — 0.5%
Broadstone Net Lease, Inc. .................. 34,664 656,883
a
Electric Utilities  — 0.4%
ALLETE, Inc. ........................... 9,388 602,616
a
Electrical Equipment  — 0.2%
Atkore, Inc. ............................. 3,322 281,506
a
Electronic Equipment, Instruments & Components  — 0.8%
TTM Technologies, Inc.
(a)
.................... 38,487 702,388
Vishay Intertechnology, Inc. .................. 20,052 379,183
1,081,571
a
Energy Equipment & Services  — 1.3%
DMC Global, Inc.
(a)(b)
....................... 20,258 262,949
Helmerich & Payne, Inc. .................... 11,757 357,648
Oil States International, Inc.
(a)
................. 59,223 272,426
Patterson-UTI Energy, Inc. .................. 35,801 273,878
Solaris Energy Infrastructure, Inc. .............. 46,502 593,365
1,760,266
a
Entertainment  — 0.3%
Marcus Corp. (The) ....................... 31,981 481,954
a
Financial Services  — 2.8%
Banco Latinoamericano de Comercio Exterior SA ... 23,381 759,649
Enact Holdings, Inc. ....................... 18,204 661,351
Essent Group Ltd. ........................ 10,482 673,888
Merchants Bancorp ....................... 17,883 804,020
NMI Holdings, Inc.
(a)
....................... 18,298 753,694
Radian Group, Inc. ........................ 10,262 355,989
4,008,591
a
Food Products  — 0.9%
Cal-Maine Foods, Inc. ...................... 10,238 766,212
Fresh Del Monte Produce, Inc. ................ 19,183 566,666
1,332,878
a
Ground Transportation  — 1.4%
ArcBest Corp.
(b)
.......................... 4,864 527,501
Covenant Logistics Group, Inc., Class A .......... 11,305 597,356
Heartland Express, Inc. ..................... 33,745 414,389
Werner Enterprises, Inc. .................... 12,726 491,096
2,030,342
a
Security Shares Value
a
Health Care Providers & Services  — 0.6%
Fulgent Genetics, Inc.
(a)
.................... 18,537 $ 402,809
Pediatrix Medical Group, Inc.
(a)
................ 39,001 452,022
854,831
a
Hotel & Resort REITs  — 0.7%
Apple Hospitality REIT, Inc. .................. 32,315 479,878
RLJ Lodging Trust ........................ 50,634 464,820
944,698
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 31,215 242,853
a
Household Durables  — 5.2%
Beazer Homes USA, Inc.
(a)
.................. 19,900 679,983
Century Communities, Inc. .................. 7,410 763,082
Ethan Allen Interiors, Inc. ................... 16,579 528,704
KB Home .............................. 10,710 917,740
La-Z-Boy, Inc. ........................... 16,053 689,155
M/I Homes, Inc.
(a)
......................... 5,898 1,010,681
Meritage Homes Corp. ..................... 4,050 830,534
Taylor Morrison Home Corp.
(a)
................ 11,634 817,405
Tri Pointe Homes, Inc.
(a)
.................... 18,124 821,198
Worthington Enterprises, Inc. ................. 8,019 332,388
7,390,870
a
Insurance  — 2.9%
CNO Financial Group, Inc. ................... 20,890 733,239
Employers Holdings, Inc. .................... 6,527 313,100
Enstar Group Ltd.
(a)
....................... 2,044 657,330
Horace Mann Educators Corp. ................ 8,786 307,071
James River Group Holdings, Ltd. ............. 32,214 201,982
SiriusPoint, Ltd.
(a)
......................... 48,741 698,946
Stewart Information Services Corp. ............. 5,883 439,695
Universal Insurance Holdings, Inc. ............. 35,356 783,489
4,134,852
a
Leisure Products  — 1.0%
JAKKS Pacific, Inc.
(a)
...................... 26,665 680,491
Solo Brands, Inc., Class A
(a)
.................. 96,507 136,075
Vista Outdoor, Inc.
(a)(b)
...................... 14,967 586,407
1,402,973
a
Machinery  — 1.4%
Commercial Vehicle Group, Inc.
(a)
.............. 63,879 207,607
Mueller Industries, Inc. ..................... 13,190 977,379
Titan International, Inc.
(a)(b)
................... 36,911 300,086
Wabash National Corp. ..................... 23,470 450,389
1,935,461
a
Marine Transportation  — 0.6%
Matson, Inc. ............................ 5,578 795,534
a
Media  — 0.9%
Stagwell, Inc., Class A
(a)
.................... 105,693 741,965
Thryv Holdings, Inc.
(a)
...................... 26,409 455,027
1,196,992
a
Metals & Mining  — 2.7%
Alpha Metallurgical Resources, Inc. ............ 1,908 450,631
Arch Resources, Inc., Class A ................ 2,905 401,355
Constellium SE
(a)
......................... 27,235 442,841
Metallus, Inc.
(a)
.......................... 22,823 338,465
Ramaco Resources, Inc., Class A .............. 45,104 527,717
Ryerson Holding Corp. ..................... 17,039 339,247
SunCoke Energy, Inc. ...................... 48,837 423,905
Warrior Met Coal, Inc. ...................... 9,705 620,150

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Metals & Mining (continued)
Worthington Steel, Inc. ..................... 8,019 $ 272,726
3,817,037
a
Multi-Utilities  — 0.4%
Northwestern Energy Group, Inc. .............. 10,315 590,224
a
Office REITs  — 0.6%
Easterly Government Properties, Inc. ........... 43,368 588,937
JBG SMITH Properties ..................... 17,520 306,250
895,187
a
Oil, Gas & Consumable Fuels  — 8.4%
Ardmore Shipping Corp. .................... 38,101 689,628
Berry Corp. ............................. 60,451 310,718
California Resources Corp. .................. 8,849 464,307
CNX Resources Corp.
(a)(b)
................... 21,954 715,042
CONSOL Energy, Inc. ...................... 4,724 494,367
CVR Energy, Inc. ......................... 14,566 335,455
Delek U.S. Holdings, Inc. ................... 17,449 327,169
Dorian LPG, Ltd. ......................... 17,254 593,883
Golar LNG, Ltd. .......................... 20,433 751,117
Hallador Energy Co.
(a)
...................... 34,375 324,156
HighPeak Energy, Inc.
(b)
.................... 29,365 407,586
International Seaways, Inc. .................. 11,016 567,985
Magnolia Oil & Gas Corp., Class A ............. 21,637 528,375
Murphy Oil Corp. ......................... 10,931 368,812
Northern Oil & Gas, Inc. .................... 12,322 436,322
Par Pacific Holdings, Inc.
(a)
.................. 13,792 242,739
Riley Exploration Permian, Inc. ................ 15,593 413,058
Ring Energy, Inc.
(a)
........................ 254,204 406,726
Scorpio Tankers, Inc. ...................... 9,159 653,037
SM Energy Co. .......................... 12,502 499,705
Talos Energy, Inc.
(a)
....................... 30,151 312,063
Teekay Tankers, Ltd., Class A ................ 11,883 692,185
VAALCO Energy, Inc. ...................... 112,916 648,138
World Kinect Corp. ........................ 22,100 683,111
11,865,684
a
Paper & Forest Products  — 0.3%
Clearwater Paper Corp.
(a)
................... 13,675 390,285
a
Passenger Airlines  — 0.7%
SkyWest, Inc.
(a)
.......................... 11,820 1,004,936
a
Personal Care Products  — 0.1%
Medifast, Inc.
(a)
.......................... 6,562 125,597
a
Pharmaceuticals  — 0.5%
Innoviva, Inc.
(a)
.......................... 38,159 736,850
a
Professional Services  — 1.9%
Heidrick & Struggles International, Inc. .......... 19,812 769,894
Kelly Services, Inc., Class A, NVS ............. 27,251 583,444
Korn Ferry ............................. 10,448 786,108
Resources Connection, Inc. .................. 33,246 322,486
TrueBlue, Inc.
(a)(b)
......................... 33,739 266,201
2,728,133
a
Real Estate Management & Development  — 0.8%
Forestar Group, Inc.
(a)
...................... 18,400 595,608
RMR Group, Inc. The, Class A ................ 20,216 513,082
1,108,690
a
Retail REITs  — 0.6%
Acadia Realty Trust ....................... 34,543 811,070
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 0.4%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.......... 16,611 $ 616,600
a
Specialty Retail  — 3.0%
Aaron's Co., Inc. (The) ..................... 47,345 471,083
American Eagle Outfitters, Inc. ................ 29,844 668,207
Arko Corp. ............................. 69,328 486,682
Asbury Automotive Group, Inc.
(a)
............... 2,149 512,730
Caleres, Inc. ............................ 17,235 569,617
Monro, Inc. ............................. 17,850 515,151
ODP Corp. (The)
(a)
........................ 10,741 319,545
Signet Jewelers Ltd. ....................... 6,904 712,078
4,255,093
a
Technology Hardware, Storage & Peripherals  — 0.2%
Xerox Holdings Corp. ...................... 31,593 327,935
a
Trading Companies & Distributors  — 1.7%
BlueLinx Holdings, Inc.
(a)
.................... 6,038 636,526
Boise Cascade Co. ....................... 4,810 678,114
GMS, Inc.
(a)
............................. 7,749 701,827
Hudson Technologies, Inc.
(a)
................. 37,270 310,831
2,327,298
a
Total Long-Term Investments — 90.3%
(Cost: $125,297,728) ................................ 127,873,358
a
Short-Term Securities
Money Market Funds  —  10.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(c)(d)(e)
...................... 1,639,767 1,641,243
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.88%
(c)(d)
............................ 13,476,709 13,476,709
a
Total Short-Term Securities — 10.7%
(Cost: $15,117,198) ................................. 15,117,952
Total Investments — 101.0%
(Cost: $140,414,926) ................................ 142,991,310
Liabilities in Excess of Other Assets — (1.0)% ............... (1,357,000)
Net Assets — 100.0% ................................. $ 141,634,310
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
  Shares Held
at 09/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,814,047 $ — $ (173,347)
(a)
$ 409 $ 134 $ 1,641,243 1,639,767 $ 7,553
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 364,659 13,112,050
(a)
— — — 13,476,709 13,476,709 148,177 —
$ 409 $ 134
$ 15,117,952
$ 155,730 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 28 12/20/24 $ 315 $ 3,565
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 2,945,166 $ 21,986
(c)
$ 2,965,939 2.1%
Monthly
HSBC Bank PLC
(d)
02/09/28
5,190,163 103,535
(e)
5,291,073 3.7
Monthly
JPMorgan Chase Bank NA
(f)
02/10/25
4,957,636 146,677
(g)
5,097,139 3.5
$ 272,198 $ 13,354,151
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $1,213 of net dividends, receivable for referenced securities and financing fees.
(e)
Amount includes $2,625 of net dividends, receivable for referenced securities and financing fees.
(g)
Amount includes $7,174 of net dividends, receivable for referenced securities and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
US Small Cap Value Factor ETF
10
2024
iShares Semi-Annual Financial Statements and Additional Information
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 779 $ 48,602 1.6%
Atlantic Union Bankshares Corp. ........ 1,521 57,296 1.9
Banner Corp. ..................... 1,064 63,372 2.1
Berkshire Hills Bancorp, Inc. ........... 1,628 43,842 1.5
Brookline Bancorp, Inc. ............... 2,050 20,685 0.7
Cadence Bank .................... 814 25,926 0.9
Cathay General Bancorp .............. 939 40,330 1.4
Central Pacific Financial Corp. .......... 1,834 54,121 1.8
CVB Financial Corp. ................. 13,262 236,329 8.0
Dime Community Bancshares, Inc. ....... 11,662 335,866 11.3
Eagle Bancorp, Inc. ................. 719 16,235 0.6
First Bancorp ..................... 1,094 45,499 1.5
First BanCorp ..................... 115 2,435 0.1
First Commonwealth Financial Corp. ...... 2,534 43,458 1.5
First Financial Bancorp ............... 1,640 41,377 1.4
Fulton Financial Corp. ................ 2,423 43,929 1.5
Hanmi Financial Corp. ............... 2,152 40,027 1.4
Heritage Financial Corp. .............. 1,849 40,253 1.4
Hope Bancorp, Inc. ................. 3,488 43,809 1.5
National Bank Holdings Corp., Class A .... 1,447 60,919 2.1
NBT Bancorp, Inc. .................. 956 42,284 1.4
Northwest Bancshares, Inc. ............ 2,046 27,376 0.9
OFG Bancorp ..................... 1,021 45,863 1.5
Pacific Premier Bancorp, Inc. ........... 1,539 38,721 1.3
Pathward Financial, Inc. .............. 680 44,887 1.5
Preferred Bank .................... 4,533 363,773 12.3
Provident Financial Services, Inc. ........ 1,338 24,833 0.8
S&T Bancorp, Inc. .................. 1,008 42,306 1.4
Seacoast Banking Corp. of Florida ....... 1,482 39,495 1.3
TrustCo Bank Corp. ................. 1,015 33,566 1.1
Trustmark Corp. ................... 1,364 43,402 1.5
Veritex Holdings, Inc. ................ 86 2,264 0.1
Westamerica BanCorp ............... 22 1,087 0.0
WSFS Financial Corp. ............... 889 45,330 1.5
2,099,497
Consumer Finance
Green Dot Corporation, Class A ......... 3,779 44,252 1.5
a
Diversified Consumer Services
Perdoceo Education Corp. ............. 13,960 310,470 10.4
a
Financial Services
Radian Group, Inc. .................. 9,476 328,722 11.1
a
Insurance
Employers Holdings, Inc. .............. 912 43,749 1.5
Horace Mann Educators Corp. .......... 1,287 44,981 1.5
Stewart Information Services Corp. ....... 667 49,851 1.7
138,581
Shares Value
% of
Basket
Value
Office REITs
JBG SMITH Properties ............... 2,541 $ 44,417 1.5%
a
Total Reference Entity — Long
2,965,939
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 2,965,939
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 373 $ 23,271 0.4%
Atlantic Union Bankshares Corp. ........ 1,075 40,495 0.8
Banner Corp. ..................... 4,548 270,879 5.1
Berkshire Hills Bancorp, Inc. ........... 10,239 275,736 5.2
Brookline Bancorp, Inc. ............... 22,894 231,000 4.4
Cadence Bank .................... 375 11,944 0.2
Cathay General Bancorp .............. 5,897 253,276 4.8
Central Pacific Financial Corp. .......... 956 28,212 0.5
Eagle Bancorp, Inc. ................. 9,876 223,000 4.2
First Bancorp ..................... 510 21,211 0.4
First Commonwealth Financial Corp. ...... 1,174 20,134 0.4
First Financial Bancorp ............... 10,496 264,814 5.0
Fulton Financial Corp. ................ 1,358 24,621 0.5
Hanmi Financial Corp. ............... 12,413 230,882 4.4
Heritage Financial Corp. .............. 12,419 270,362 5.1
Hope Bancorp, Inc. ................. 1,619 20,335 0.4
National Bank Holdings Corp., Class A .... 6,512 274,155 5.2
NBT Bancorp, Inc. .................. 453 20,036 0.4
Northwest Bancshares, Inc. ............ 20,702 276,993 5.2
OFG Bancorp ..................... 581 26,099 0.5
Pacific Premier Bancorp, Inc. ........... 9,317 234,416 4.4
Pathward Financial, Inc. .............. 4,546 300,081 5.7
Preferred Bank .................... 3,429 275,177 5.2
Provident Financial Services, Inc. ........ 76 1,411 0.0
S&T Bancorp, Inc. .................. 530 22,244 0.4
Seacoast Banking Corp. of Florida ....... 9,271 247,072 4.7
TrustCo Bank Corp. ................. 7,512 248,422 4.7
Trustmark Corp. ................... 669 21,288 0.4
WSFS Financial Corp. ............... 457 23,302 0.4
4,180,868
Consumer Finance
Green Dot Corporation, Class A ......... 30,630 358,677 6.8
a
Insurance
Employers Holdings, Inc. .............. 4,967 238,267 4.5
Horace Mann Educators Corp. .......... 6,796 237,520 4.5
Stewart Information Services Corp. ....... 365 27,280 0.5
503,067
Office REITs
JBG SMITH Properties ............... 14,214 248,461 4.7
a
Total Reference Entity — Long
5,291,073
Net Value of Reference Entity — HSBC Bank PLC .... $ 5,291,073

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
September 30, 2024
11
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 10,
2025 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 4,912 $ 306,460 6.0%
Atlantic Union Bankshares Corp. ........ 14,091 530,808 10.4
Central Pacific Financial Corp. .......... 11,475 338,627 6.6
First Bancorp ..................... 6,668 277,322 5.4
First BanCorp ..................... 17,558 371,703 7.3
First Commonwealth Financial Corp. ...... 15,352 263,287 5.2
Fulton Financial Corp. ................ 15,827 286,943 5.6
Hope Bancorp, Inc. ................. 21,187 266,109 5.2
Independent Bank Corp. .............. 4,634 274,008 5.4
Shares Value
% of
Basket
Value
Banks (continued)
NBT Bancorp, Inc. .................. 6,046 $ 267,415 5.3%
OFG Bancorp ..................... 6,410 287,937 5.7
S&T Bancorp, Inc. .................. 2,062 86,542 1.7
Simmons First National Corp., Class A .... 14,026 302,120 5.9
Trustmark Corp. ................... 8,851 281,639 5.5
Veritex Holdings, Inc. ................ 13,076 344,160 6.8
Westamerica BanCorp ............... 22 1,087 0.0
WSFS Financial Corp. ............... 5,244 267,392 5.3
4,753,559
Consumer Finance
Green Dot Corporation, Class A ......... 1,170 13,701 0.3
a
Diversified Consumer Services
Perdoceo Education Corp. ............. 46 1,023 0.0
a
Insurance
Stewart Information Services Corp. ....... 4,400 328,856 6.4
a
Total Reference Entity — Long
5,097,139
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 5,097,139
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................. $ — $ — $ 272,198 $ —
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,565 $ — $ — $ — $ 3,565
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 272,198 — — — 272,198
$ — $ — $ 275,763 $ — $ — $ — $ 275,763
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (21,683) $ — $ — $ — $ (21,683)
Swaps ......................................... — — (878,750) — — — (878,750)
$ — $ — $ (900,433) $ — $ — $ — $ 900,433
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (498) $ — $ — $ — $ (498)
Swaps ......................................... — — 240,751 — — — 240,751
$ —
$ — $ 240,253 $ — $ — $ — $ (240,253)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
iShares
®
US Small Cap Value Factor ETF
12
2024
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 229,719
Total return swaps
Average notional amount ............................................................................................... $ 6,546,483
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................ $ 517  $ —
Swaps — OTC
(a)
................................................................................ 272,198  —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ 272,715  $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
(517) —
Total derivative assets and liabilities subject to an MNA ........................................................ $ 272,198  $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
Goldman Sachs Bank USA .............................. $ 21,986  $ –  $ –  $ –  $ 21,986
HSBC Bank PLC ..................................... 103,535  –  –  (80,000) 23,535
JPMorgan Chase Bank NA .............................. 146,677  –  –  (110,000) 36,677
$ 272,198  $ –  $ –  $ (190,000) $ 82,198
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 127,873,358  $ —  $ —  $ 127,873,358
Short-Term Securities
Money Market Funds ...................................... 15,117,952  —  —  15,117,952
$ 142,991,310  $ —  $ —  $ 142,991,310
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,565  $ 272,198  $ —  $ 275,763
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
September 30, 2024
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 23,801,924  $ 127,873,358
Investments, at value — affiliated
(c)
....................................................................... 578,088  15,117,952
Cash ........................................................................................... 290  5,717
Cash pledged:
Futures contracts ................................................................................. 4,000  19,000
Receivables:
Securities lending income — affiliated ................................................................... 40  1,391
Dividends — unaffiliated ............................................................................ 17,726  137,317
Dividends — affiliated .............................................................................. 253  60,330
Variation margin on futures contracts .................................................................... 98  517
Unrealized appreciation on:
OTC swaps ..................................................................................... —  272,198
Total assets ......................................................................................
24,402,419  143,487,780
LIABILITIES
Cash received:
Collateral — OTC derivatives ......................................................................... —  190,000
Collateral on securities loaned .......................................................................... 540,850  1,639,962
Payables:
Investment advisory fees ............................................................................ 3,726  23,508
Total liabilities .....................................................................................
544,576  1,853,470
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 23,857,843  $ 141,634,310
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 25,075,623  $ 151,665,413
Accumulated loss .................................................................................. (1,217,780) (10,031,103)
NET ASSETS .....................................................................................
$ 23,857,843  $ 141,634,310
NET ASSET VALUE
Shares outstanding ................................................................................. 350,000  4,400,000
Net asset value .................................................................................... $ 68.17  $ 32.19
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 518,868  $ 1,593,091
(b)
Investments, at cost — unaffiliated ..................................................................... $ 22,378,000  $ 125,297,728
(c)
Investments, at cost — affiliated ....................................................................... $ 578,087  $ 15,117,198

14
2024
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended September 30, 2024
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 224,854  $ 1,326,217
Dividends — affiliated .............................................................................. 1,519  148,177
Interest — unaffiliated .............................................................................. 43  3,606
Securities lending income — affiliated — net ............................................................... 679  7,553
Foreign taxes withheld ............................................................................. —  (1,589)
Total investment income ..............................................................................
227,095  1,483,964
EXPENSES
Investment advisory ............................................................................... 25,363  96,735
Interest expense ................................................................................. 68  248
Total expenses .................................................................................... 25,431  96,983
Net investment income ...............................................................................
201,664  1,386,981
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (58,279) 384,077
Investments — affiliated ........................................................................... (45) 409
Futures contracts ............................................................................... 689  (21,683)
In-kind redemptions — unaffiliated
(a)
................................................................... 2,340,856  1,906,924
Swaps   ...................................................................................... —  (878,750)
2,283,221  1,390,977
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (1,729,594) (1,304,756)
Investments — affiliated ........................................................................... 19  134
Futures contracts ............................................................................... (285) (498)
Swaps   ...................................................................................... —  240,751
(1,729,860) (1,064,369)
Net realized and unrealized gain ........................................................................
553,361  326,608
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 755,025  $ 1,713,589
(a)
See Note 2 of the Notes to Financial Statements.

15
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Focused Value Factor ETF
iShares
US Small Cap Value Factor ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 201,664  $ 437,208  $ 1,386,981  $ 2,126,849
Net realized gain (loss) ....................................... 2,283,221  372,404  1,390,977  (6,205,884)
Net change in unrealized appreciation (depreciation) ................... (1,729,860) 3,590,083  (1,064,369) 16,659,888
Net increase in net assets resulting from operations ......................
755,025  4,399,695  1,713,589  12,580,853
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(196,308)
(b)
(461,642) (1,489,515)
(b)
(1,971,570)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
4,381,397  (5,174,503) 64,804,712  (31,134,095)
NET ASSETS
Total increase (decrease) in net assets .............................. 4,940,114  (1,236,450) 65,028,786  (20,524,812)
Beginning of period ...........................................
18,917,729  20,154,179  76,605,524  97,130,336
End of period ...............................................
$ 23,857,843  $ 18,917,729  $ 141,634,310  $ 76,605,524
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

16
2024
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Focused Value Factor ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of period ......
$ 63.06  $ 50.39  $ 58.49  $ 53.34  $ 30.23  $ 48.63
Net investment income
(a)
.............. 0 .62  1 .29  1 .54  1 .71  1 .23  1 .33
Net realized and unrealized gain (loss)
(b)
....
5 .10  12.81  ( 8 .03 ) 5 .25  23.04  (18.31)
Net increase (decrease) from investment
operations ........................
5 .72  14.10  ( 6 .49 ) 6 .96  24.27  (16.98)
Distributions from net investment income
(c)
.... ( 0 .61 )
(d)
( 1 .43 ) ( 1 .61 ) ( 1 .81 ) ( 1 .16 ) ( 1 .42 )
Net asset value, end of period ...........
$ 68.17  $ 63.06  $ 50.39  $ 58.49  $ 53.34  $ 30.23
Total Return
(e)
– – – – – –
Based on net asset value ...............
9 .15%
(f)
28.44% (11.02) % 13.20% 81.85% (35.71) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .25%
(h)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income .................
1 .99%
(h)
2 .40% 2 .94% 3 .01% 3 .20% 2 .76%
Supplemental Data
Net assets, end of period (000) ...........
$ 23,858  $ 18,918  $ 20,154  $ 35,096  $ 40,003  $ 18,141
Portfolio turnover rate
(i)
.................
3% 80% 133% 138% 70% 149%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

17
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Six Months
Ended
09/30/24
(unaudited)
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period .....................
$ 30.64  $ 26.61  $ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
............................. 0 .44  0 .70  0 .68  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
...................
1 .54  4 .01  ( 4 .03 ) 0 .28  10.94
Net increase (decrease) from investment operations ............
1 .98  4 .71  ( 3 .35 ) 0 .85  11.14
Distributions from net investment income
(d)
................... ( 0 .43 )
(e)
( 0 .68 ) ( 0 .72 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ..........................
$ 32.19  $ 30.64  $ 26.61  $ 30.68  $ 30.56
Total Return
(f)
– – – – –
Based on net asset value ..............................
6 .55%
(g)
17.93% (10.95) % 2 .79% 57.05%
(g)
Ratios to Average Net Assets
(h)
– – – – –
Total expenses .....................................
0 .20%
(i)
0 .22% 0 .30% 0 .30% 0 .30%
(i)
Total expenses after fees waived .........................
0 .20%
(i)
0 .20% 0 .20% 0 .20% 0 .20%
(i)
Net investment income ................................
2 .88%
(i)
2 .54% 2 .39% 1 .84% 1 .74%
(i)
Supplemental Data
Net assets, end of period (000) ..........................
$ 141,634  $ 76,606  $ 97,130  $ 179,498  $ 113,060
Portfolio turnover rate
(j)
................................
8% 55% 71% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
18
2024
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.  For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
Focused Value Factor .................................................................................................. Diversified
US Small Cap Value Factor .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical asset or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(unaudited) (continued)
20
2024
iShares Semi-Annual Financial Statements and Additional Information
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Focused Value Factor
Citadel Clearing LLC .......................................... $ 518,868  $ (518,868) $ —  $ —
$ 518,868  $ (518,868)
$ —
$ —
a
US Small Cap Value Factor
Barclays Bank PLC ........................................... 89,702  (89,702) —  —
Citigroup Global Markets, Inc. .................................... 15,559  (15,559) —  —
Goldman Sachs & Co. LLC ..................................... 405,196  (405,196) —  —
J.P. Morgan Securities LLC ..................................... 211,584  (211,584) —  —
Jefferies LLC ............................................... 21,303  (21,303) —  —
Morgan Stanley ............................................. 403,616  (403,616) —  —
Toronto-Dominion Bank ........................................ 305,083  (302,343) —  2,740
Virtu Americas LLC ........................................... 141,048  (141,048) —  —
$ 1,593,091  $ (1,590,351)
$ —
$ 2,740
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
Focused Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
US Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20

Notes to Financial Statements
(unaudited) (continued)
22
2024
iShares Semi-Annual Financial Statements and Additional Information
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended  September 30, 2024 , the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2024 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2024 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2024 , in-kind transactions were as follows:
iShares ETF Amounts
Focused Value Factor ................................................................................................. $ 290
US Small Cap Value Factor ............................................................................................. 2,094
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
US Small Cap Value Factor ......................................................... $ 288,549  $ 719,602  $ 128,629
iShares ETF Purchases Sales
Focused Value Factor ............................................................................... $ 1,050,389  $ 710,133
US Small Cap Value Factor ........................................................................... 9,319,601  7,442,306
iShares ETF In-kind Purchases In-kind Sales
Focused Value Factor ............................................................................... $ 24,622,872  $ 20,547,722
US Small Cap Value Factor ........................................................................... 63,214,349  14,064,316

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Focused Value Factor ................................................................................................
$ (4,927,356)
US Small Cap Value Factor ............................................................................................
(14,264,195)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Focused Value Factor ........................................... $ 22,958,728  $ 1,934,212  $ (512,430) $ 1,421,782
US Small Cap Value Factor ....................................... 140,606,028  10,336,382  (7,675,337) 2,661,045

Notes to Financial Statements
(unaudited) (continued)
24
2024
iShares Semi-Annual Financial Statements and Additional Information
offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/24
Year Ended
03/31/24
iShares ETF Shares Amount Shares Amount
Focused Value Factor
Shares sold ............................................... 400,000  $ 25,313,341  —  $ —
Shares redeemed ........................................... (350,000) (20,931,944) (100,000) (5,174,503)
50,000  $ 4,381,397  (100,000) $ (5,174,503)
US Small Cap Value Factor
Shares sold ............................................... 2,500,000  $ 83,013,304  550,000  $ 16,129,500
Shares redeemed ........................................... (600,000) (18,208,592) (1,700,000) (47,263,595)
1,900,000  $ 64,804,712  (1,150,000) $ (31,134,095)

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
26
2024
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
27
Board Review and Approval of Investment Advisory Contract
iShares Focused Value Factor ETF, iShares US Small Cap Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
28
2024
iShares Semi-Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: November 21, 2024

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: November 21, 2024